Securities Act Registration No 333-206889
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 174	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Direction Variable Annuity

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
May 1, 2016	Lincoln, NE 68510

This prospectus describes the Direction Variable Annuity (the "Policy"). The Policy is a flexible premium deferred variable annuity offered by Ameritas Life Insurance Corp. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. The Policy also provides optional riders for you to select from to meet your particular needs. Ask your sales representative or us which of these riders are available in your state. As an annuity, the Policy provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

Ameritas Life

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy. Ameritas Life is a life insurance company that offers life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans. We are responsible for providing the insurance and annuity benefits described in this prospectus. The guarantees are obligations of our general account and are subject to the claims paying ability of Ameritas Life.

The Separate Account

The Ameritas Variable Separate Account VA-2 (the "Separate Account") is a separate account of Ameritas Life. The Separate Account is an investment vehicle in which you may allocate all or part of your premium amount. Premium amounts allocated to the Separate Account are subject to investment risk, including loss of principal. Premium amounts allocated to the Separate Account also allow you the opportunity to grow your investment.

The Subaccounts

The Separate Account is divided into Subaccounts. Each Subaccount corresponds to a single underlying mutual fund portfolio. When you make allocations to the Separate Account, you select the Subaccounts that we credit with Accumulation Units. Accumulation Units are accounting units of measurement similar to shares of a mutual fund portfolio. See the following page for a list of the Subaccounts available in the Policy.

The Fixed Account

The Fixed Account is an account of Ameritas Life that guarantees a fixed interest rate of return. You may allocate part of your premium amount to the Fixed Account. We have the investment risk and guarantee a designated rate of return on your allocations to the Fixed Account. Premium amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of Ameritas Life and claims by creditors of Ameritas Life.

Please Read This Prospectus

This prospectus sets forth information about the Separate Account that you should know before investing. Please keep this prospectus for future reference. Prospectuses for the portfolios underlying each Subaccount are available without charge from your sales representative or from our Service Center.

Additional Information

A Statement of Additional Information dated May 1, 2016 (the "SAI"), has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge upon written or oral request. The SAI contains additional information about the Policy and is incorporated into this prospectus by reference. You may obtain the SAI by writing or calling us. You also may obtain the SAI by accessing the SEC's website (http://www.sec.gov) where other information regarding the Separate Account is filed electronically. The table of contents for the SAI can be found on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of, or guaranteed by, any bank or financial institution.

The Policy is not insured by the Federal Deposit Insurance Corporation or any other government agency,

and it is subject to investment risk, including the possible loss of principal.

1

VARIABLE INVESTMENT OPTIONS

The Subaccounts available in the Policy correspond to the portfolios listed below. See Appendix A for more information about the portfolios.

AB Variable Products Series Fund, Inc.

AB VPS Growth and Income Portfolio

AB VPS Real Estate Investment Portfolio

American Century Investments

American Century VP Income & Growth Fund

American Funds Insurance Series®

American Funds IS Asset Allocation Fund

American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Growth Fund

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS Managed Risk Asset Allocation Fund

American Funds IS New World Fund®

Calvert Variable Products, Inc.

Calvert VP Volatility Managed Growth Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert Variable Series Inc.

Calvert VP SRI Balanced Portfolio

Columbia Funds Variable Series Insurance Trust

Columbia Variable Portfolio – Strategic Income Fund

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio - Disciplined Core Fund

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - High Yield Bond Fund

Columbia Variable Portfolio - Mid Cap Value Fund

Columbia Variable Portfolio - Select International Equity Fund

Columbia Variable Portfolio - Select Smaller-Cap Value Fund

Deutsche Variable Series II

Deutsche Alternative Asset Allocation VIP Portfolio

Dreyfus Investment Portfolios

Dreyfus MidCap Stock Portfolio

Dreyfus Small Cap Stock Index Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Index 500 Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Strategic Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Small Cap Value VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Real Estate Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Balanced

Ivy Funds VIP Energy

Ivy Funds VIP Global Growth

Ivy Funds VIP High Income

Ivy Funds VIP International Core Equity

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Science and Technology

Ivy Funds VIP Small Cap Value

Janus Aspen Series

Janus Flexible Bond Portfolio

MFS® Variable Insurance Trust

MFS® Growth Series

MFS® New Discovery Series

MFS® Utilities Series

MFS® Variable Insurance Trust II

MFS® Blended Research® Core Equity Portfolio

MFS® Corporate Bond Portfolio

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust III

MFS® Blended Research® Small Cap Equity Portfolio

MFS® Conservative Allocation Portfolio

MFS® Growth Allocation Portfolio

MFS® Moderate Allocation Portfolio

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

Putnam Variable Trust

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio-II

The Universal Institutional Funds, Inc.

UIF Global Strategist Portfolio

VanEck VIP Trust

VanEck VIP Global Gold Fund

VanEck VIP Global Hard Assets Fund

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TABLE OF CONTENTS

Contacting Us

To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Express mail packages should be sent to our street address, not our P.O. Box address.

Written Notice

The correct form of Written Notice in good order is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website ameritas.com. You may also call us at our toll-free number, and we will send you the form you need and tell you the information we require.

Facsimile Written Notice

To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk that unauthorized persons can manipulate your signature and make changes to your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Checks

Checks should be made payable to "Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	4
POLICY OVERVIEW	5
Policy Operation	5
Tax-Qualified Plans	6
CHARGES	6
Base Policy Charges	6
Optional Rider Charges	7
Portfolio Company Operating Expenses	7
Examples of Expenses	14
FINANCIAL INFORMATION	15
Accumulation Unit Values	15
Financial Statements	15
CHARGES EXPLAINED	15
Surrender Charges	15
Mortality and Expense Risk Charge	15
Administrative Charges	16
Fees Charged by the Portfolios	16
Transfer Fee	16
Waypoint Income Rider Charge	16
Death Benefit Rider Charges	16
Premium Tax Charge	16
Waiver of Certain Charges	16
INVESTMENT OPTIONS	17
Separate Account Variable Investment Options	17
Fixed Account Investment Option	18
Restrictions on Investment Options	19
Transfers	19
Third Party Services	21
Disruptive Trading Procedures	21
Systematic Transfer Programs	22
IMPORTANT POLICY PROVISIONS	23
Policy Application and Issuance	23
Right to Examine Period	24
Your Accumulation Value	25
Telephone Transactions	26
Delay of Payments	26
Beneficiary	26
Minor Owner or Beneficiary	26
Policy Changes	27
Policy Termination	27
Death of Annuitant	27
Optional Riders	27
POLICY DISTRIBUTIONS	28
Withdrawals	28
Death Benefits	30
Annuity Income Benefits	33
Waypoint Income Rider	35
FEDERAL INCOME TAX MATTERS	42
MISCELLANEOUS	44
About Our Company	44
Distribution of the Policies	44
Voting Rights	44
Legal Proceedings	44
APPENDIX A: Variable Investment Options	45
APPENDIX B: Tax-Qualified Plan Disclosures	51
APPENDIX C: Permitted Rider Combinations	57
APPENDIX D: State-Specific Contract Provisions	58
Statement of Additional Information Table of Contents	60
3

DEFINED TERMS

Defined terms, other than "we, us, our" and "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are accounting units of measurement used to calculate the Accumulation Value allocated to Subaccounts of the Separate Account. They are similar to shares of a mutual fund. The Policy describes how Accumulation Units are calculated.

Accumulation Value is the value of the Policy before any applicable surrender charge. On the Maturity Date, the Accumulation Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the individual, or individuals if there are joint annuitants, whose life is used to determine the duration of any annuity payments involving life contingencies. While the Annuitant is alive, and prior to the Maturity Date, you, as Owner, may name a new Annuitant by providing us Written Notice, unless the Owner is not a natural person.

Attained Age is age on nearest birthday.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less applicable surrender charges, Policy fees, outstanding loans, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Fixed Account is an investment account provided by us which is part of our general account. The general account is made up of all of the general assets of the Company, other than those in the Separate Account or other segregated accounts.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is three years after your Policy Date.

Owner, you, your is you - the person, or persons if there are joint owners, named in the application or in the latest change for which we receive Written Notice. The Owner may exercise Policy rights, subject to any assignment and to the rights of any irrevocable beneficiary.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine Policy Years, Policy Months and Policy Anniversaries.

Policy Year/Month/Anniversary is measured from the respective anniversary dates of this Policy.

Pro Rata is allocating a dollar amount among the investment options in proportion to the Accumulation Value in those investment options.

Separate Account is a separate investment account established and maintained by us in accordance with Nebraska law and registered in accordance with the Investment Company Act of 1940, as amended.

Subaccounts are the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying portfolio.

Written Notice is written information we have received that is signed by you and is acceptable to us.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain riders described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

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POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Policy is a flexible premium deferred variable annuity.

•	Annuity: a contract between you and us where we promise to make periodic payments in exchange for your premium
•	Variable: the value of your Policy may go up or down based on the performance of the Subaccounts you select
•	Flexible premium: subject to limits, you can make additional premium payments until annuity payments begin
•	Deferred: periodic payments from us do not begin immediately

The Policy has an accumulation period and an annuity income period.

The Policy begins in the accumulation period, during which you may make allocations to the Separate Account or the Fixed Account. You can work with your financial professional to make your allocations, including to specific Subaccounts within the Separate Account. Allocations to the Separate Account involve risk, and you can lose your investment. On the other hand, the Separate Account can provide you with the opportunity to grow your investment.

When the accumulation period ends, the annuity income period begins. During the annuity income period, we will make periodic payments to the person you select. You can select payments that are guaranteed to last for the Annuitant's life or for some other period.

The Policy is tax-deferred.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. During the accumulation period, any earnings that you leave in the Policy are not taxed. However, during the annuity income period, some or all of the payments will be taxable.

The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy and certain riders provide benefits such as lifetime income payments, family protection through death benefits, and guaranteed fees.

POLICY OPERATION

Premiums

•	Minimum initial premium: $25,000
•	Minimum additional premium: $100, or $50 per month if through a regularly billed program
•	Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
•	Prior approval is required for any premium resulting in more than $1 million in total premium for this Policy.

Investment Options

•	Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
•	Fixed Account allocations are invested in our general account, which guarantees a fixed rate of interest.
•	You may transfer among investment options, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic transfer programs are available.

Withdrawals

•	Surrender charges apply to withdrawals from the base Policy for 7 years after premium is received.
•	Riders with shorter surrender charge schedules are available for an additional charge.
•	Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge.
•	Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
•	Each withdrawal must be at least $250.

Annuity Income

•	Several annuity income options providing guaranteed fixed payments are available.
•	The earliest date that you may begin annuity payments is three years after your Policy Date.

Death Benefit

•	A standard death benefit is paid upon the death of the Owner unless a different death benefit is payable by means of an optional death benefit rider.
•	The standard death benefit is the Accumulation Value if paid before the Maturity Date. After the Maturity Date, your death benefit will depend on the annuity income option selected.

5

Other Riders

•	Other optional riders are available and listed in the Important Policy Provisions section.
•	Certain riders have age limitations, can only be elected at Policy issue, and/or may not be available in combination with other riders. See Appendix C for information about permitted rider combinations.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA, SEP, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

We may increase current fees, but we guarantee that each current fee will never exceed the corresponding maximum fee.

BASE POLICY CHARGES

The following tables describe the fees, charges and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees, charges and expenses that you will pay at the time you buy the Policy, surrender the Policy, or make transfers between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses
Sales load imposed on purchase payments[1]	None
Surrender charge[2,3]
Completed years since receipt of premium	Surrender charge schedule (as a percentage of premium surrendered)
0	8%
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7+	0%
Transfer fee[1]
First 15 transfers per Policy Year	None
Each transfer over 15 per Policy Year	$10 per transfer
Premium tax charge[4]	0 to 3.5%
(1) Current and maximum
(2) Current and maximum. Surrender charges are lower in states that prohibit us from charging the maximum rates shown in the chart.

(3) 10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.

(4) Tax rates and timing of payments vary by state and may change. We do not currently charge for state taxes, though we reserve the right to levy charges for taxes or other economic burdens in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

Annual Fees and Expenses
	Maximum	Current
Annual policy fee[1,2]	$50	$40
Mortality and expense risk charge[3]	1.00%	0.75%
Administrative expense charge[3]	0.35%	0.25%
Total Separate Account annual expenses	1.35%	1.00%
(1) Annual Policy Fee waived only in those Policy Years that Accumulation Value is at least $50,000 on a Policy Anniversary.
(2) Deducted at the end of the Policy Year or upon a total surrender.
(3) Deducted daily from assets allocated to the Separate Account to equal the annual percentage shown.
6

OPTIONAL RIDER CHARGES

If you have the applicable optional rider, the next table describes the fees and expenses that you will pay periodically, to equal the annualized charges shown, during the time that you own the Policy.

Optional Rider Charges[1]
	Maximum	Current
Waypoint Income Rider[2,3]
Single Life	2.00%	1.25%
Joint Spousal[4]	2.50%	1.40%
Step-Up Death Benefit Rider[3]	0.50%	0.25%
Return of Premium Death Benefit Rider[3]	0.20%	0.10%
Enhanced Death Benefit Rider[3]	0.40%	0.30%
Minimum Premium Rider[3,5]	0.50%	0.35%
No Surrender Charge Rider[3]	0.60%	0.40%
Four-Year Surrender Charge Rider[3,6]	0.35%	0.20%
Completed years since receipt of premium	Surrender charge schedule[7] (as a percentage of premium surrendered)
0	8%
1	8%
2	8%
3	7%
4+	0%

(1)	Charges are a percentage of Accumulation Value, except for the charge for the Waypoint Income Rider which is a percentage of Rider Charge Base. See "Rider Charge Base" in the Waypoint Income Rider section.
(2)	Charge is determined by applying the percentage to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.
(3)	Deducted monthly to equal the annual percentage shown.
(4)	Not available in qualified employer retirement plans. Available in IRAs (Traditional, Roth, SEP, and SIMPLE) and non-qualified plans.
(5)	Waived in all years after waiver threshold of $25,000 is met on a Policy Anniversary.
(6)	10% of the Accumulation Value may be withdrawn each year after the first Policy Year without a surrender charge. Surrender charges may be waived under certain circumstances involving terminal illness or confinement.
(7)	Current and maximum.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2015, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses[1]
	Minimum	Maximum
Before any waivers and reductions	0.35%[2]	2.46%[3]
After any waivers and reductions[5]	0.35%[2]	1.71%[4]

(1)	Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.
(2)	Fidelity VIP Index 500, Service Class 2
(3)	VanEck VIP Global Gold, Class S Shares
(4)	Deutsche VS II Alternative Asset Allocation VIP, Class B
(5)	Explained in the footnotes to the Portfolio Expenses Table; only those waivers guaranteed for one year after the effective date of each respective fund prospectus are used to determine expenses in this chart.

7

The next table shows the total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

8

9

10

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AB VPS, Class B
Growth and Income	0.55%	0.25%	0.05%	-	0.85%	-	0.85%
Real Estate Investment	0.55%	0.25%	0.53%	-	1.33%	-	1.33%
AMERICAN CENTURY VP, Class II
Income & Growth	0.70%	0.25%	-	-	0.95%	-	0.95%
AMERICAN FUNDS IS®
Asset Allocation, Class 2	0.28%	0.25%	0.01%	-	0.54%	-	0.54%
Blue Chip Income and Growth, Class 2	0.40%	0.25%	0.01%	-	0.66%	-	0.66%
Global Growth, Class 2	0.52%	0.25%	0.03%	-	0.80%	-	0.80%
Growth, Class 2	0.33%	0.25%	0.02%	-	0.60%	-	0.60%
Growth-Income, Class 2	0.27%	0.25%	0.02%	-	0.54%	-	0.54%
International, Class 2	0.50%	0.25%	0.04%	-	0.79%	-	0.79%
Managed Risk Asset Allocation, Class P2	0.15%	0.25%	0.29%	0.27%	0.96%	0.06% (1)	0.90%
New World Fund®, Class 2	0.72%	0.25%	0.07%	-	1.04%	-	1.04%
CALVERT VARIABLE PRODUCTS (CVP), Class F
VP Volatility Managed Growth	0.54%	0.25%	0.09%	0.10%	0.98%	0.05%	0.93% (1)	(2)
VP Volatility Managed Moderate Growth	0.54%	0.25%	0.13%	0.08%	1.00%	0.09%	0.91% (1)	(2)
VP Volatility Managed Moderate	0.54%	0.25%	0.11%	0.08%	0.98%	0.07%	0.91% (1)	(2)
CALVERT VARIABLE SERIES (CVS), Class F
VP SRI Balanced	0.53%	0.25%	0.81%	-	1.59%	0.49%	1.10% (1)	(2)
COLUMBIA VARIABLE INSURANCE TRUST, Class 2
VP Strategic Income	0.60%	0.25%	0.10%	-	0.95%	0.01%	0.94% (1)	(2)
COLUMBIA VARIABLE SERIES TRUST II, Class 2
VP Disciplined Core	0.65%	0.25%	0.08%	-	0.98%	-	0.98%	(1)
VP Emerging Markets	1.18%	0.25%	0.18%	-	1.61%	-	1.61% (3)	(4)
VP High Yield Bond	0.65%	0.25%	0.12%	-	1.02%	0.01%	1.01% (1)	(2)
VP Mid Cap Value	0.82%	0.25%	0.11%	-	1.18%	-	1.18% (1)
VP Select International Equity	0.87%	0.25%	0.13%	-	1.25%	0.10%	1.15% (2)	(4) (5)
VP Select Smaller-Cap Value	0.87%	0.25%	0.12%	-	1.24%	0.08%	1.16% (1)	(2)
DEUTSCHE VS II, Class B
Alternative Asset Allocation VIP	0.31%	0.25%	0.27%	1.12%	1.95%	0.24%	1.71%	(1)
DREYFUS, Service Shares
MidCap Stock	0.75%	0.25%	0.10%	-	1.10%	-	1.10%
Small Cap Stock Index	0.35%	0.25%	0.03%	-	0.63%	0.03% (1)	0.60%
FIDELITY® VIP, Service Class 2
Contrafund®	0.55%	0.25%	0.08%	-	0.88%	-	0.88%
Government Money Market	0.17%	0.25%	0.08%	-	0.50%	-	0.50%
Index 500	0.045%	0.25%	0.055%	-	0.35%	-	0.35%
Investment Grade Bond	0.31%	0.25%	0.11%	-	0.67%	-	0.67%
Mid Cap	0.55%	0.25%	0.08%	-	0.88%	-	0.88%
Strategic Income	0.56%	0.25%	0.13%	-	0.94%	-	0.94%

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Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
FTVIPT, Class 2
Franklin Income VIP	0.45%	0.25%	0.01%	-	0.71%	-	0.71%
Franklin Mutual Global Discovery VIP	0.94%	0.25%	0.08%	-	1.27%	-	1.27%
Franklin Small Cap Value VIP	0.62%	0.25%	0.03%	0.01%	0.91%	0.01%	0.90% (1)
Templeton Foreign VIP	0.75%	0.25%	0.03%	-	1.03%	-	1.03%
Templeton Global Bond VIP	0.46%	0.25%	0.06%	-	0.77%	-	0.77%
INVESCO V.I., Series II
American Value	0.72%	0.25%	0.27%	0.11%	1.35%	-	1.35%
Diversified Dividend	0.49%	0.25%	0.22%	0.01%	0.97%	0.01%	0.96% (1)
Global Real Estate	0.75%	0.25%	0.36%	-	1.36%	-	1.36%
IVY VIP
Asset Strategy	0.68%	0.25%	0.06% (1)	-	0.99%	-	0.99%
Balanced	0.70%	0.25%	0.05%	-	1.00%	-	1.00%
Energy	0.85%	0.25%	0.10%	-	1.20%	-	1.20%
Global Growth	0.85%	0.25%	0.07%	-	1.17%	-	1.17%
High Income	0.62%	0.25%	0.05%	-	0.92%	-	0.92%
International Core Equity	0.85%	0.25%	0.06%	-	1.16%	-	1.16%
Mid Cap Growth	0.85%	0.25%	0.05%	-	1.15%	-	1.15%
Science and Technology	0.85%	0.25%	0.05%	-	1.15%	-	1.15%
Small Cap Value	0.85%	0.25%	0.05%	-	1.15% (2)	-	1.15% (3)
JANUS, Service Shares
Flexible Bond	0.50%	0.25%	0.13%	-	0.88%	0.01%	0.87% (1)
MFS® VIT, Service Class
Growth	0.71%	0.25%	0.05%	-	1.01%	-	1.01%
New Discovery	0.90%	0.25%	0.06%	-	1.21%	0.02%	1.19% (1)
Utilities	0.73%	0.25%	0.06%	-	1.04%	-	1.04%
MFS® VIT II, Service Class
Blended Research® Core Equity	0.40%	0.25%	0.05%	-	0.70%	-	0.70%
Corporate Bond	0.60%	0.25%	0.08%	-	0.93%	0.05%	0.88% (1)
Government Securities	0.55%	0.25%	0.05%	-	0.85%	-	0.85%
MFS® VIT III, Service Class
Blended Research® Small Cap Equity	0.40%	0.25%	0.14%	-	0.79%	-	0.79%
Conservative Allocation	-	0.25%	0.02%	0.68%	0.95%	-	0.95%
Growth Allocation	-	0.25%	0.03%	0.80%	1.08%	-	1.08%
Moderate Allocation	-	0.25%	0.01%	0.74%	1.00%	-	1.00%
NEUBERGER BERMAN AMT, Class S
Mid Cap Growth	0.84%	0.25%	0.13%	0.01%	1.23%	-	1.23% (1) (2)
Mid Cap Intrinsic Value	0.85%	0.25%	0.18%	-	1.28%	0.03%	1.25% (1)
PIMCO VIT, Advisor Class
CommodityRealReturn® Strategy	0.74%	0.25%	0.17% (1)	0.11%	1.27% (2)	0.11% (3)	1.16% (4)
Emerging Markets Bond	0.85%	0.25%	-	-	1.10%	-	1.10%
Low Duration	0.50%	0.25%	0.01% (1)	-	0.76% (2)	-	0.76%
Real Return	0.50%	0.25%	0.13% (1)	-	0.88% (2)	-	0.88%
Short-Term	0.45%	0.25%	0.02% (1)	-	0.72% (2)	-	0.72%
PUTNAM VT, Class IB
Global Asset Allocation	0.59%	0.25%	0.28%	-	1.12%	-	1.12%
Global Health Care	0.62%	0.25%	0.13%	-	1.00%	-	1.00%
T. ROWE PRICE
Blue Chip Growth-II	0.85%	0.25%	-	-	1.10%	-	1.10%
UIF, Class II
Global Strategist	0.75%	0.25% (1)	0.72%	-	1.72%	0.72%	1.00% (2)
VANECK VIP, Class S Shares
Global Gold	0.75%	0.25%	1.46%	-	2.46%	1.01%	1.45% (1)
Global Hard Assets	1.00%	0.25%	0.06%	-	1.31%	-	1.31% (1)
American Funds (1) The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.
CVP (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

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CVP (2) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2017, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
The contractual administrative fee is 0.12%. Calvert has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.
CVS (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
CVS (2) The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.10% through April 30, 2017. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.
Columbia (1) Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.53% and 0.07% of average daily net assets of the Fund, respectively for Strategic Income, 0.60% and 0.05% for Disciplined Core, 0.58% and 0.07% for High Yield Bond, 0.76% and 0.06% for Mid Cap Value, and 0.79% and 0.08% for Select Smaller-Cap Value.
Columbia (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.94% for Strategic Income, 1.01% for High Yield Bond, 1.15% for Select International Equity, and 1.16% for Select Smaller-Cap Value.
Columbia (3) Management fee rate has been restated to reflect current fees based on current asset levels. Also, effective May 1, 2016, management fees for this Fund reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee (such combination, in and of itself, did not impact aggregate advisory and administrative services fees that were paid by the Fund prior to the combination). As a result, other expenses do not include administrative services fees.
Columbia (4) Other expenses are based on estimated amounts for the Fund's current fiscal year.
Columbia (5) Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees.
Deutsche (1) Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fees and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and (expenses estimated at 1.12%). These agreements may only be terminated with the consent of the fund’s Board.
Dreyfus (1) The fund’s investment adviser, the Dreyfus Corporation, has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of 0.03% for the past fiscal year).
FTVIPT (1) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") for at least the next 12 month period.
Invesco (1) Invesco Advisers, Inc. (the "Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that the Adviser earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless the Adviser continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
Ivy (1) Other Fees includes the expenses of lvy VIP ASF II, Ltd., a wholly-owned subsidiary organized in the Cayman Islands.
Ivy (2) Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each BDC for the BDC’s most recent fiscal period.
Ivy (3) The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table of the Fund's prospectus because that ratio does not include the Acquired Fund Fees and Expenses.
Janus (1) Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
MFS (1) Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment–related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Expenses after Waivers and Reductions, if any" do not exceed 1.19% for New Discovery Series Service Class shares, and 0.88% for Corporate Bond Service Class shares. These written agreements will continue until modified by the fund's Board of Trustees, but such agreements will continue until at least April 30, 2017.
Neuberger Berman (1) Neuberger Berman Investment Advisers LLC ("NBIA") has undertaken through December 31, 2019 for the Mid Cap Growth Portfolio and December 31, 2020 for the Mid Cap Intrinsic Value Portfolio, to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
Neuberger Berman (2) Expenses have been restated to reflect current expenses.
PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
PIMCO (2) Total Portfolio Fees excluding interest expense is 1.10% for Commodity RealReturn® Strategy, 0.75% for Low Duration and Real Return, and 0.70% for Short-Term.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.

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PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.99% for the Advisor Class.
UIF (1) The Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") approved an amendment to the Fund’s Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
UIF (2) The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Portfolio’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
VanEck (1) Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above fore specific details regarding any possible recoupment of waived fees.

EXAMPLES OF EXPENSES

The examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, portfolio company fees and expenses, and any applicable rider charges.

The examples assume that you invest $10,000 in the Policy for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the Policy fees and expenses indicated. The expense amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the expense examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

If you surrender your Policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]	$1,606	3,134	4,537	7,860
Four-Year Surrender Charge Rider[2]	1,329	2,302	2,625	5,201
No Surrender Charge Rider[3]	553	1,650	2,733	5,384

If you do not surrender your Policy:	1 year	3 years	5 years	10 years
Base Policy with highest combination of expenses[1]	$806	2,406	3,986	7,860
Four-Year Surrender Charge Rider[2]	529	1,581	2,625	5,201
No Surrender Charge Rider[3]	553	1,650	2,733	5,384

(1) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 3.90% for the maximum combination of optional rider charges (2.50% for the Waypoint Income Rider – joint spousal; 0.50% for the Minimum Premium Rider; 0.40% for the Enhanced Death Benefit Rider; and 0.50% for the Step-Up Death Benefit Rider); and 2.46% for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2015.

(2) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.05% for the maximum combination of optional rider charges (0.35% for the Four-Year Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); and 2.46% for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2015.

(3) This example assumes maximum charges of 1.35% for Separate Account annual expenses; a $50 guaranteed maximum annual policy fee; 1.30% for the maximum combination of optional rider charges (0.60% for the No Surrender Charge Rider; 0.50% for the Minimum Premium Rider; and 0.20% for the Return of Premium Death Benefit Rider); and 2.46% for the portfolio company with the highest total annual portfolio company operating expenses before any waivers or reductions for the year ended December 31, 2015.

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FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

Since there were no sales of the Policy before March 1, 2016, there is no Accumulation Unit value history to report for each of the Separate Account variable investment options offered by the Policy. When such information becomes available, we will include it in future updates to this prospectus in an appendix.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

CHARGES EXPLAINED

The following adds to the information provided in the Charges section. Please review both prospectus sections for information on charges. If a current charge is less than the maximum charge, we may increase the current charge after your Policy is issued to be not greater than the maximum charge. The current charge may increase due to an increase in the costs to administer your Policy and/or an increase in the risks we assume related to providing the benefits in your Policy.

SURRENDER CHARGES

We deduct applicable surrender charges from Accumulation Value upon a full surrender or a partial withdrawal. The surrender charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

The amount of a withdrawal you request plus any applicable surrender charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Withdrawals, including any applicable surrender charge, are deducted from the Subaccounts and the Fixed Account on a Pro Rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

Each year after the first Policy Year you may withdraw up to 10% of the Accumulation Value of your Policy without a surrender charge. This "free withdrawal amount" is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. Surrender charges may be waived in certain circumstances involving terminal illness or confinement.

Base Policy Surrender Charge

The surrender charge schedule for the base Policy is located in the Charges section. For additional fees, you may select a rider with a different surrender charge schedule.

Four-Year Surrender Charge Rider (optional)

The fee for the Four-Year Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

No Surrender Charge Rider (optional)

The fee for the No Surrender Charge Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. This fee continues as long as the Policy is in force, and the rider may not be cancelled.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge

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exceeds our costs, the excess is our profit. If the surrender charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

ADMINISTRATIVE CHARGES

Administrative fees and charges help us cover our cost to administer your Policy.

Annual Policy Fee

We charge an annual Policy fee, but currently waive the fee in those Policy Years in which Accumulation Value is greater than $50,000 on a Policy Anniversary. The Annual Policy Fee is deducted from your Accumulation Value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro Rata basis.

Administrative Expense Charge

This daily charge is reflected in the Accumulation Unit values for each Subaccount.

Minimum Premium Rider (optional)

The charge for the Minimum Premium Rider is a percentage of Accumulation Value that is deducted monthly from Accumulation Value. The charge is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account on a Pro Rata basis. We currently waive the charge in all years after your Accumulation Value is at least $25,000 on a Policy Anniversary.

FEES CHARGED BY THE PORTFOLIOS

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' Charges section and described in more detail in each portfolio prospectus. A portfolio's fees and expenses are not deducted from your Accumulation Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee is currently imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted Pro Rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

WAYPOINT INCOME RIDER CHARGE (optional)

The guaranteed maximum and current annual charges for the Waypoint Income Rider are listed in the Charges section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the Waypoint Income Rider section of this prospectus). The current charge will be deducted from the Accumulation Value on each Monthly Anniversary until the Accumulation Value is reduced to zero or the rider is terminated.

The charges for the rider will be deducted from the investment options you select. The rider charge is subject to change upon a Policy Anniversary or upon reset, as described in the Reset Feature section of the Waypoint Income Rider description. The rider charge will not exceed the guaranteed maximum charge for this rider.

DEATH BENEFIT RIDER CHARGES (optional)

Charges for the Step-Up Death Benefit Rider, the Return of Premium Death Benefit Rider, and the Enhanced Death Benefit Rider are shown in this prospectus’ Charges section.

PREMIUM TAX CHARGE

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. No charges are currently made for premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums;

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relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and surrender charges. In an exchange for another policy we or an affiliated company issued and where the surrender charge has been waived, the surrender charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

We recognize that you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premium among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The mutual fund portfolios underlying each Separate Account variable investment option are listed and described in Appendix A of this prospectus. See the Restrictions on Investment Options section for details on the circumstances under which we may impose restrictions on your allocations to the investment options.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment performance of each variable investment option is likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or variable investment options. The value of your Policy depends directly on the investment performance of the portfolios that you select. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account under Nebraska law on May 28, 1987. Under Nebraska law, Ameritas Life owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.

We are responsible to you for meeting the obligations of the Policy, which are subject to the claims paying ability of our general account, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance. You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Each Subaccount’s underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

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The Separate Account Subaccount underlying portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

The variable investment options available in the Policy are listed in Appendix A. The information is just a summary for each underlying portfolio. You should read the series fund prospectus for each underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative, or contact us as shown on the Table of Contents page or the last page of this prospectus.

Potential Conflicts of Interest Relating to Affiliated Portfolios

Our affiliate, Calvert Investment Management, Inc. ("CIM"), is the investment adviser to certain portfolios in the Separate Account. Our affiliate, Ameritas Investment Partners, Inc. ("AIP"), is the subadviser to some of the portfolios advised by CIM. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services. In providing investment advisory and subadvisory services to the portfolios, CIM and AIP may be subject to competing interests that may influence their decisions. These competing interests typically arise because the compensation we and our affiliates receive for providing these services and other services may vary depending on the portfolio.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

FIXED ACCOUNT INVESTMENT OPTION

There is one fixed interest rate option (the "Fixed Account"), where we bear the investment risk. If you make allocations to the Fixed Account, you will earn an interest rate at least as large as the guaranteed minimum interest rate. The guaranteed minimum interest rate is shown on the schedule attached to your Policy. We may declare a higher current interest rate. However, you bear the risk that we will not credit a rate of interest greater than the guaranteed minimum interest rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. We also guarantee that upon a full surrender, your Accumulation Value allocated to

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the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the Company. We reserve the right, at our sole discretion, to limit or refuse premium payments and/or transfers allocated to the Fixed Account.

The focus of this prospectus is to disclose the Separate Account aspects of the Policy. All amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy. Interests in the general account have not been registered with the SEC and are not subject to SEC regulation.

We reserve the right to credit an interest rate higher than that of the Fixed Account to premium payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA program will be available for premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA program must be at least $1,500. Until all premiums designated for participation in the EDCA program are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account.

We transfer premium allocated to the EDCA program monthly over a period of six months, beginning one month after the date we receive all premium designated for participation in the EDCA program. In the event you withdraw or transfer monies allocated to the EDCA program, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

We may allow you to participate in subsequent EDCA program periods. If you are currently participating in an EDCA program period, you may not designate additional premium for participation in a subsequent EDCA program period until the current EDCA program period has ended.

RESTRICTIONS ON INVESTMENT OPTIONS

We impose some restrictions on allocations to investment options. See the respective prospectus sections for more information on each restriction. You should select the investment option that is best for you. By imposing restrictions on investment options, we are not providing investment advice or managing the allocations of your Policy.

Policies with the Waypoint Income Rider are required to allocate to the permitted investment options, which currently require 100% allocation to one of the following Subaccounts:

Calvert VP Volatility Managed Growth

Calvert VP Volatility Managed Moderate Growth

Calvert VP Volatility Managed Moderate

Policies issued with the No Surrender Charge Rider may not allocate more than 25% of each premium paid to the Fixed Account without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

TRANSFERS

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy owners, Annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request into a Subaccount portfolio if, in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Maturity Date, you may transfer Accumulation Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to the following rules.

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Transfer Rules:

•	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
•	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
•	The transferred amount must be at least $250 or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
o	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
o	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
•	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. This fee is deducted on a Pro Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
•	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
o	may be made only once each Policy Year;
o	may be delayed up to six months;
o	is limited during any Policy Year to the greater of:
▪	25% of the Fixed Account value on the date of the transfer during that Policy Year;
▪	the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or
▪	$1,000.
•	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Prior to the first Policy Anniversary, the last Policy Anniversary is the date the first transfer is made into the Fixed Account. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
•	For a Policy issued with a No Surrender Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Accumulation Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
•	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
•	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
•	If the Accumulation Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
•	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

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Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

THIRD PARTY SERVICES

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

DISRUPTIVE TRADING PROCEDURES

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy. We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager’s restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

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Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

•	the total dollar amount being transferred;
•	the number of transfers you make over a period of time;
•	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
•	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
•	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

•	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
•	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you. You should select the systematic transfer program that is best for you. In offering the programs, we are not providing investment advice or managing the allocations of your Policy.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Accumulation Value, protect against a loss, or otherwise achieve your investment goals.

As discussed in the Fixed Account Investment Option section, we also reserve the right to credit an interest rate higher than the Fixed Account on purchase payments designated for participation in the Enhanced Dollar Cost Averaging ("EDCA") program. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

Dollar Cost Averaging Program Rules:

•	There is no additional charge for the Dollar Cost Averaging program.
•	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
•	Automatic transfers can only occur monthly.
•	The minimum transfer amount out of the money market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
•	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
•	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market Subaccount or the Fixed Account is less than $100.
•	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.
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Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

•	There is no additional charge for the Portfolio Rebalancing program.
•	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
•	You may have rebalancing occur quarterly, semi-annually or annually.
•	We reserve the right to exclude the Fixed Account from this program.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

•	There is no additional charge for the Earnings Sweep program.
•	The Fixed Account is included in this program.
•	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
•	You may have your earnings sweep quarterly, semi-annually or annually.

IMPORTANT POLICY PROVISIONS

The Policy is a flexible premium deferred variable annuity policy. The Policy allows you to invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us.

POLICY APPLICATION AND ISSUANCE

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are Attained Ages 0 through 85. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial net premium to the Accumulation Value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' Federal Income Tax Matters section and Appendix B for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

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Application in Good Order

All application questions must be answered, but particularly note these requirements:

•	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
•	Your premium allocations must be completed in whole percentages and total 100%.
•	Initial premium must meet minimum and maximum premium requirements.
•	Your signature and your agent's signature must be on the application.
•	Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
•	City, state and date application was signed must be completed.
•	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
•	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
•	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums in this Policy may not exceed $1 million without our consent.

Initial Premium

•	The only premium required. All others are optional.
•	Must be at least $25,000. If you purchase the optional Minimum Premium Rider, it must be at least $2,000. We have the right to change these premium requirements.

Minimum Premium Rider

The Minimum Premium Rider reduces the minimum initial premium requirement to $2,000. The rider may only be elected at issue. The rider does not change the requirements for additional premium payments. There is a charge for this rider. We will waive the charge in all years after the waiver threshold of $25,000 is met on a Policy Anniversary.

Additional Premiums

•	Must be at least $100; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
•	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 95th birthday or (ii) the Maturity Date.
•	We reserve the right to limit total premiums in a Policy Year to $25,000.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

•	Allocations must be in whole percentages and total 100%.
•	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
•	All premiums will be allocated pursuant to your instructions on record with us.
•	For Policies issued with the No Surrender Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

RIGHT TO EXAMINE PERIOD

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from whom it was purchased within 10 days of receipt, or longer where required by state law. If the Policy is a replacement for an existing Policy, you may void it by returning it within 30 days of receipt, or longer where required by state law. The Policy will be void from the beginning. Unless otherwise required by law, we will refund the premium paid less withdrawals, adjusted by gains and losses. If your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Accumulation Value, whichever amount is greater.

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YOUR ACCUMULATION VALUE

On your Policy's date of issue, the Accumulation Value equals the initial premium less any charge for applicable premium taxes that we may collect. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Accumulation Value held in the Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

•	The net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
•	The net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
•	The daily mortality and expense risk charge and the daily administrative expense charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

•	Net premiums are credited to it; or
•	Amounts are transferred to it from other Subaccounts or the Fixed Account

The number of Accumulation Units in a Subaccount will decrease when:

•	Partial withdrawals (and any surrender charges) are taken from it;
•	Monthly deductions are taken from it;
•	Transfer charges are taken from it; or
•	Amounts are transferred out of it into other Subaccounts or the Fixed Account

Fixed Account Value

The Accumulation Value of the Fixed Account on any Business Day equals:

(a) the Fixed Account value at the end of the previous Business Day; plus

(b) any premiums allocated to the Fixed Account since the end of the previous Business Day; plus

(c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Business Day; minus

(d) any transfers from the Fixed Account to the Subaccounts since the end of the previous day; minus

(e) any transfer fees allocated to the Fixed Account since the end of the previous Business Day; minus

(f) any partial withdrawals (including any applicable surrender charges) allocated to the Fixed Account since the end of the previous Business Day; minus

(g) on the Policy Anniversary, a Pro Rata share of the Policy fee; plus

(h) interest credited to the Fixed Account since the end of the previous Business Day.

We guarantee that the fixed account value will be credited with a rate of interest at least equal to the guaranteed minimum interest rate.

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TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

•	Transfers among investment options.
•	Establish systematic transfer programs.
•	Change of premium allocations.

How to Authorize Telephone Transactions

•	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
•	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

•	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
•	Will be recorded for your protection.
•	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
•	May be discontinued at any time for some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DELAY OF PAYMENTS

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of our domiciliary state.

BENEFICIARY

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice unless you specify otherwise. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application, or otherwise named in a subsequent change request, will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Waypoint Income Rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

MINOR OWNER OR BENEFICIARY

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states, parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's

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beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

POLICY CHANGES

Any change to your Policy is only effective if communicated on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Instructions on how to contact us to determine what information is needed and where you can get various forms for Policy changes are shown on the Table of Contents page and on the last page.

POLICY TERMINATION

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' Policy Distributions: Withdrawals section for more information.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $1,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $1,000.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Maturity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

OPTIONAL RIDERS

This Policy allows you the opportunity to select, and pay for, only those variable annuity Policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently available at Policy issue. Certain options may be available after Policy issue as described in this prospectus. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Charges for each of the options are shown in this prospectus’ Charges section. Each of the options is principally described in the prospectus sections noted below:

Rider:

Waypoint Income Rider

Step-Up Death Benefit Rider

Return of Premium Death Benefit Rider

Enhanced Death Benefit Rider

No Surrender Charge Rider

Four-Year Surrender Charge Rider

Minimum Premium Rider

Prospectus section where discussed:

POLICY DISTRIBUTIONS: Waypoint Income Rider

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Death Benefits

POLICY DISTRIBUTIONS: Withdrawals

POLICY DISTRIBUTIONS: Withdrawals

IMPORTANT POLICY PROVISIONS: Policy Application and Issuance

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POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Maturity Date. Tax penalties and surrender charges may apply to amounts taken out of your Policy before the Maturity Date. Your Policy also provides a death benefit (including, for an additional charge, optional death benefit riders) that may be paid upon your death prior to the Maturity Date. All or part of a death benefit may be taxable.

WITHDRAWALS

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Maturity Date. Amounts withdrawn may be subject to a surrender charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all of your rights in the Policy end.

For purposes of the surrender charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no surrender charge if the amount of the withdrawal is less than or equal to premiums received at least 7 years prior to the withdrawal (4 years for the Four-Year Surrender Charge Rider) and not considered having been previously withdrawn. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

Withdrawal Rules

•	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
•	Minimum withdrawal is $250.
•	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
•	A withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from any Fixed Account option. If you do not specify the investment option(s) from which to take the withdrawal, it will be taken from each investment option on a Pro Rata basis.
•	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including surrender charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
•	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

We will allow facsimile request forms and signatures to be used for the purpose of a Written Notice authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

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Free Withdrawal Amount

Each year after the first Policy Year you may withdraw 10% of the Accumulation Value without a surrender charge. This free withdrawal amount is reduced by all prior free withdrawals in the Policy Year. Any unused portion of the free withdrawal amount cannot be carried forward to subsequent Policy Years. There is no charge for this feature.

Waiver of Surrender Charge

The surrender charge will be waived for a full surrender or partial withdrawal in the event of (1) or (2) below. You are eligible for this benefit on the Policy Date.

(1)	You become confined in a Qualified Institution for a period of at least 30 consecutive days on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an owner of the Policy continuously since the Policy date.
c.	You were not confined in a Qualified Institution at any time during the 60-day period immediately prior to the Policy Date.
d.	We receive Written Notice for a full surrender or partial withdrawal, along with due proof of confinement, within 12 months following such confinement.

A "Qualified Institution" is a facility located in the United States that is primarily engaged in providing continuous, on-going skilled nursing care and related services for its residents. The Qualified Institution must be operated pursuant to the laws and regulations of the state in which it is licensed and be qualified as a "skilled nursing facility" under Medicare or Medicaid. The Qualified Institution must maintain daily medical records of each patient. The Qualified Institution's staff must be licensed, certified, or registered in accordance with applicable state laws. A Qualified Institution does not include: assisted living facilities, residential care facilities, facilities primarily engaged in the treatment of mental or nervous disorders, facilities primarily engaged in the treatment of alcoholism or drug addiction, or rehabilitation hospitals.

(2)	You are diagnosed with a terminal illness on or after the Policy Date, subject to the following:

a.	You must be a natural person (not a trust, corporation, or other legal entity).
b.	You must have been an owner of the Policy continuously since the Policy Date.
c.	You must have received a diagnosis from your Physician resulting in a reduction of your life expectancy to 12 months or less.
d.	We must receive Written Notice for a full surrender or partial withdrawal together with a certificate from your Physician stating your life expectancy and any other proof we may require.

A "Physician" is a doctor of medicine or osteopathy (other than you, your spouse, domestic partner, a member of your family, a business or professional partner, or any person with whom you share a financial or business interest) licensed to practice medicine and surgery in the state in which he or she practices and who is practicing within the scope of such license in the United States.

If your Policy is terminated, either by you or us, and you are eligible for this waiver benefit at the time of termination, then your right to this benefit will not be prejudiced and surrender charges will be waived. If the request for this waiver is denied, you will be notified of the denial. At such time, you will be provided with the opportunity to instruct us of your desire to either proceed with, or cancel, your full surrender or partial withdrawal.

There is no charge for this feature. The waiver may not be available in all states or at all times.

Four-Year Surrender Charge Rider (optional)

The Four-Year Surrender Charge Rider provides a shorter surrender charge schedule than the base Policy. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the Four-Year Surrender Charge Rider, you may not elect the No Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Death Benefit Rider or the Enhanced Death Benefit Rider.

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No Surrender Charge Rider (optional)

The No Surrender Charge Rider allows you to take partial withdrawals or a full surrender of Accumulation Value without surrender charges. There is a charge for this rider. The rider may only be elected at issue. The rider may not be cancelled and will terminate only when the Policy terminates. If you elect the No Surrender Charge Rider, you may not elect the Four-Year Surrender Charge Rider, the Waypoint Income Rider, the Step-Up Benefit Rider or the Enhanced Death Benefit Rider.

If you elect the No Surrender Charge Rider, the following restrictions also apply:

•	Your premium allocation may not exceed 25% to the Fixed Account without prior approval. If prior approval is not received, we may reallocate the excess premium above 25% proportionately among your remaining investment option allocations.
•	The maximum amount you may transfer into the Fixed Account each Policy Year is 10% of the Separate Account value as of the previous Policy Anniversary. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer was made into the Fixed Account.
•	We may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice.

DEATH BENEFITS

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the Annuitant as an Owner for purposes of the death benefit. The Annuitant is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Maturity Date, the Owner may name a new Annuitant if such Owner(s) is a natural person. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is non-qualified and you die before the Maturity Date, then the entire value of your Policy must be distributed within five years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin no later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

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Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs before the Maturity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	- - -	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
any Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Maturity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	There is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	There is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Standard Death Benefit

Upon any Owner’s death before the Maturity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals your Accumulation Value without deduction of a surrender charge. We will pay the death benefit on the date that both satisfactory proof of death and direction with regard to the benefit payout are received.

Upon any Owner’s death on or after the Maturity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Optional Death Benefit Riders

Three optional death benefit riders are available, each for an additional charge. Each optional death benefit rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit under the circumstances described below. Your election must be made when the Policy is issued. Your election cannot be changed or revoked. At your Attained Age 95, each of the death benefit riders terminate, the rider charges end, and the death benefit becomes the standard death benefit.

The Return of Premium Death Benefit Rider and the Step-Up Death Benefit Rider cannot be elected together. Only the Return of Premium Death Benefit Rider is available with the Four-Year Surrender Charge Rider or the No Surrender Charge Rider.

Step-Up Death Benefit Rider (optional)

The Step-Up Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first owner.

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The death benefit under the Step-Up Death Benefit Rider is referred to as the Step-Up Guaranteed Minimum Death Benefit ("Step-Up GMDB"). Until termination of the rider, the Step-Up GMDB equals the greater of the Accumulation Value on the date that proof of death is received and a value that has the potential to "step-up" on Policy Anniversaries. The Step-Up GMDB amount cannot be withdrawn.

The step-up interval is one year for this rider. The step-up benefit for Attained Ages 80-95 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting an adjustment for withdrawals made.

Calculating the Step-Up GMDB:

On the Policy Date, the Step-Up GMDB is the initial premium.

After the Policy Date, the Step-Up GMDB equals:

(a) + (b) - (c), where:

(a) is the greater of (i) the Accumulation Value as of the most recent Policy Anniversary and (ii) the Step-Up GMDB immediately preceding the most recent Policy Anniversary

(b) is any premiums paid since the most recent Policy Anniversary

(c) an adjustment for each partial withdrawal since the most recent Policy Anniversary

The adjustment for each partial withdrawal equals:

(A) If (C) is greater than or equal to (B), or

(A) * (B / C) if (B) is greater than (C), where:

(A) is the withdrawal amount (including any applicable surrender charges)

(B) is the Step-Up GMDB prior to the withdrawal

(C) is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2015, with $100,000 single premium and no additional premiums or withdrawals;

2.   January 1, 2016, Accumulation Value increases to $104,000;

3.   January 1, 2017, Accumulation Value decreases to $102,000;

4.   Owner dies on July 1, 2017, when Accumulation Value decreases to $101,000.

Result:

1.   The initial Step-Up GMDB value on January 1, 2015, is $100,000.

2.   On January 1, 2016, the Step-Up GMDB value is stepped-up to $104,000.

3.   On January 1, 2017, the Step-Up GMDB value remains at $104,000 since the Accumulation Value on January 1, 2017, of $102,000 is less than the prior Step-Up GMDB value.

4.   On July 1, 2017, the death benefit is the larger of the Step-Up GMDB value ($104,000) and the Accumulation Value ($101,000), or $104,000.

We do not currently limit the investment options you are allowed to select with the Step-Up Death Benefit Rider. However, we have reserved the right to do so while the rider is in effect. We also may change such limitations from time to time or impose additional restrictions. We will notify you in writing at least 30 days (or longer if required by state and/or federal law or regulation) prior to any change in the investment option limitations.

Return of Premium Death Benefit Rider (optional)

The Return of Premium Death Benefit Rider provides the opportunity to receive a death benefit that is greater than the Policy's standard death benefit. You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 85 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

The death benefit under the Return of Premium Death Benefit Rider is referred to as the Return of Premium Guaranteed Minimum Death Benefit ("Return of Premium GMDB"). Until termination of the rider, the Return of Premium GMDB equals the greater of the Accumulation Value on the date that proof of death is received and the adjusted guaranteed premium. The Return of Premium GMDB amount cannot be withdrawn.

Calculating the adjusted guaranteed premium:

The adjusted guaranteed premium is the total premium paid into the Policy less an adjustment for each withdrawal based on the proportion that the withdrawal amount has to the Policy Accumulation Value prior to the withdrawal. The adjusted guaranteed premium after a withdrawal equals:

A – (A * (B / C)), where:

A is the adjusted guaranteed premium prior to the withdrawal

B is the withdrawal amount (including applicable surrender charges)

C is the Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

1.   Policy issued on January 1, 2015, with $100,000 single premium and no additional premiums or withdrawals;

2.   July 1, 2015, Accumulation Value increases to $104,000 and then a partial withdrawal of $50,000 is taken;

3.   Owner dies on July 1, 2017, when Accumulation Value decreases to $32,000.

Result:

1.   The initial adjusted guaranteed premium on January 1, 2015, is $100,000.

2.   On July 1, 2015, the adjusted guaranteed premium after a $50,000 partial withdrawal is calculated as:

$100,000 – ($100,000 * ($50,000 / $104,000)) = $51,923.08

3.   On July 1, 2017, since no premium has been deposited and no withdrawals have been taken since July 1, 2015, the death benefit is the larger of $32,000 and $51,923.08, or $51,923.08.

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Enhanced Death Benefit Rider (optional)

The Enhanced Death Benefit Rider provides the opportunity to receive a death benefit in addition to the Policy's standard death benefit or that which is provided by either of the other optional death benefit riders (if elected). You may elect this rider if you (or the Annuitant if the Owner is a non-natural person) are not older than Attained Age 75 at issue. At your Attained Age 95, the rider will terminate and the death benefit becomes the standard death benefit. If the Policy is jointly owned, the death benefit is payable upon the death of the first Owner.

Under the Enhanced Death Benefit Rider, we will pay the Enhanced Death Benefit ("EDB") amount upon the death of the Policy Owner. The EDB amount depends on the date that proof of death is received. For joint Policy Owners, the EDB is payable upon the death of the first Policy Owner.

Calculating the EDB:

Upon your death, EDB equals:

(A) * (B), where:

(A) is 0.40

(B) is the Benefit Base

The Benefit Base equals:

The lesser of (1) and (2), where:

(1) is AVD – NPBB

(2) is 200% of Adjusted NP

The Benefit Base will never be less than zero.

Example (actual results depend on Policy experience):

Assume:

1. Death occurs in Policy Year 5

2. AVD is $90,000

3. NP is $26,500

4. NPBB is $50,000

5. Premium received within 12 months prior to death is $14,000

Result:

The EDB is calculated as follows:

(a)  Benefit Base is the lesser of:

(i) = $90,000 - $50,000 = $40,000, and

(ii) 200% of ($26,500 - $14,000) = $25,000

(b)  EDB amount is 40% of $25,000 or $10,000

AVD is the Accumulation Value on the date proof of death is received

NPBB is net premiums used for the determination of the Benefit Base, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below. On each policy anniversary, NPBB is reset to the lesser of net premium (NP) or the Accumulation Value as of that Policy Anniversary.

NP is net premiums, which are total premiums paid into the Policy less proportional withdrawal adjustments, if any, as described below.

Adjusted NP is NP reduced by premiums paid within a certain time prior to the date that proof of death is received. If this date occurs in the first Policy Year, there is no reduction for premiums paid prior to this date. If this date occurs in the second Policy Year, all premiums paid in the second Policy Year reduce NP. If this date occurs after the second Policy Year, only premiums paid within the 12-month period prior to this date reduce NP.

The proportional withdrawal adjustments referred to in the definitions of NPBB and NP are calculated in the same fashion. The withdrawal adjustment is based on the proportion that the withdrawal has to the Accumulation Value prior to the withdrawal. The withdrawal adjustment equals:

A * (B / C), where:

A is the value of NP (or NPBB) prior to the withdrawal

B is the withdrawal amount (including any applicable surrender charges)

C is the Accumulation Value prior to the withdrawal

With respect to IRAs, if you are purchasing the EDB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EDB is unclear. We believe that use of the EDB endorsement and other optional death benefits should not result in adverse tax treatment. We may, in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional death benefit in IRAs. Therefore, the Policy Owners bear the risk of any adverse tax treatment.

ANNUITY INCOME BENEFITS

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Accumulation Value may be placed under one or more annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:

•	require investments to be allocated to our general account, so are not variable.
•	may be taxable and, if premature, subject to a tax penalty.
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Annuity payments are based on the guaranteed minimum interest rate for the Fixed Account of your Policy, compounded annually. If you select a Life Income annuity option, your annuity payments will further be based on the 2012 Individual Annuity Mortality Period Life Table with generational mortality improvement in all years using Projection Scale G2, and the year of the Maturity Date. Annuity payments are further based on the gender(s) of the Annuitant(s), except for Policies issued in states that require unisex mortality, or in connection with employment related annuities and benefit plans not based on the gender of the Annuitant(s). In these instances, the projection and mortality rates will be 100% female for all Annuitants.

Annuity payments on the Maturity Date will not be less than those provided by the application of the Accumulation Value to a single premium immediate annuity policy at the purchase rates offered by us to the same class of Annuitant.

When Annuity Income Payments Begin

You select the Maturity Date by completing an election form that you can request from us at any time. The earliest Maturity Date is the third Policy Anniversary. If you do not specify a date, the Maturity Date will be the Policy Anniversary nearest the Owner's (or Annuitant's if the Owner is a non-natural person) 95th birthday. Tax-qualified Policies may require an earlier Maturity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Maturity Date. If no selection is made by then, we will apply the Accumulation Value to make annuity payments under the life annuity income option with guaranteed payments for 5 years.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment will be.

If you die before the Maturity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based only upon a life contingency (Life Income Only), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments (Life Annuity with Installment Payments, Life Income with Installment Refund, or Installment Payments).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

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The annuity income options are:

Life Income. We will make equal annual, semiannual, quarterly or monthly annuity payments, as selected, for the life of the Annuitant. The first payment is due on the date the annuity option becomes effective.

1.	Life income only. Annuity payments will be made for the Annuitant's life only (or the life of the last surviving Annuitant, in the case of joint Annuitants). There are no guaranteed payments. Upon the death of the last Annuitant, payments will cease.
2.	Life annuity with installment payments. Annuity payments will be made for the Annuitant's life (or the life of the last surviving Annuitant, in the case of joint annuitants) or for a selected number of payments, whichever is longer.
3.	Life income with installment refund. Annuity payments will be made for the Annuitant's life (or the life of the last surviving annuitant, in the case of joint Annuitants) or for a period that ends when the total amount paid equals the proceeds applied under this option, whichever is longer.

Installment Payments. We will make equal annual, semiannual, quarterly or monthly annuity payments for the number of years selected (from five to thirty years). The first payment is due on the date the annuity option becomes effective.

Other Options. You and we may agree to make annuity payments in another manner.

WAYPOINT INCOME RIDER (optional)

The Waypoint Income Rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy until the death of the last Covered Person, regardless of the Policy's Accumulation Value. A "Covered Person" is the Owner(s) of the Policy, the Annuitant(s) if the Owner is a non-natural person, or the spouse at the time the joint spousal option is selected.

Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Waypoint Income Rider.

There is a charge for the Waypoint Income Rider. The rider may not be available in all states. The rider is only available if the Policy Owner is Attained Age 50 through 85. The date the Waypoint Income Rider is issued is the "Rider Date."

If you are Attained Age 50 through 85 on the date your Policy is issued, you may elect the Waypoint Income Rider at issue. If your Policy was purchased before your Attained Age 50, you may add the Waypoint Income Rider on the Policy Anniversary nearest your 50th birthday if the rider is available at that time. We will send you notice of your ability to add the Waypoint Income Rider at least 60 days prior to the Policy Anniversary when it may be added. You must affirmatively respond to us in writing, and we must receive your response before the date provided in the notice. The Waypoint Income Rider may not be added after the date provided in the notice.

The Internal Revenue Code defines Required Minimum Distribution amounts (an "RMD") in Code Sections 401(a)(9) and 408(b)(3) and related regulations. The RMD is based on the previous year-end Accumulation Value of only the Policy to which the Waypoint Income Rider is attached, including the present value of additional benefits provided under the Policy and any riders attached to the Policy, to the extent required to be taken into account under IRS guidance.

Waypoint Income Rider Phases

The Waypoint Income Rider has three phases, and your rights and benefits vary depending on which phase the rider is in. The Waypoint Income Rider is issued in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later. Sequentially, the phases are:

Accumulation Phase: the period of time between the date the Waypoint Income Rider is issued and the date of the first lifetime withdrawal benefit payment.

Withdrawal Phase: the period of time beginning with the occurrence of the first lifetime withdrawal benefit payment.

Guaranteed Phase: the period of time during which lifetime withdrawal benefit payments continue to be made, even though the Policy's Accumulation Value has been reduced to zero.

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Accumulation Phase

During the Accumulation Phase, you have the opportunity to grow the Premium Accumulation Value which will later be used to determine the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. Under the circumstances described below, we credit the Premium Accumulation Value with a guaranteed annual compounded rate of return of 5% (the "Premium Accumulation Rate"). The Reset Feature of the Accumulation Phase provides the potential to increase your Premium Accumulation Value on each Policy Anniversary to equal the Policy's Accumulation Value if it is greater than the Premium Accumulation Value.

Premium Accumulation Period is a 10-year period beginning with the later of the Rider Date or the most recent reset date during which we credit the Premium Accumulation Value with the Premium Accumulation Rate. If you elect to enter the Withdrawal Phase during this time, the Premium Accumulation Period will end.

Premium Accumulation Value is the sum of premiums paid plus interest at the Premium Accumulation Rate compounded annually for the Premium Accumulation Period. The initial Premium Accumulation Value is the Policy's Accumulation Value as of the Rider Date. The Premium Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Maximum Anniversary Accumulation Value is the highest Accumulation Value of the Policy on any Policy Anniversary during the Premium Accumulation Period after the later of the Rider Date or the most recent rest date, if any. The Maximum Anniversary Accumulation Value cannot be withdrawn and is not payable as a death benefit.

Reset Feature. On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy's Accumulation Value if it is greater.

At the time of a reset:

1.  A new Premium Accumulation Period begins for the Premium Accumulation Value and the Maximum Anniversary Accumulation Value.

2.  If the rider charge rate increases, we will notify you at least 30 days prior to the Policy Anniversary. The new rider charge rate will be specified in the notice and will not exceed the maximum rider charge rate.

3.  You can decline the rider charge rate increase by providing Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the rider charge rate increase, the reset feature will be suspended and the rider charge rate will remain unchanged for the current Policy Year.

After reset, the provisions of the Waypoint Income Rider apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available after the most recent reset will again apply and will be measured from the date of most recent reset.

Calculating the Premium Accumulation Value with a reset: On each Policy Anniversary during the Premium Accumulation Period, the Premium Accumulation Value equals: the greater of (A) and (B), where:
(A)	is the previous Premium Accumulation Value increased for premiums and decreased for an adjustment due to withdrawals plus interest at the Premium Accumulation Rate
(B)	is the Policy's Accumulation Value

Example (actual results depend on Policy experience):

Assume:

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $98,000

On the second Policy Anniversary after the Rider Date, the Policy's Accumulation Value is $112,000

Result:

On the Rider Date, the Premium Accumulation Value is the Policy's Accumulation Value, or $100,000.

On the first Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $100,000 + (5% of $100,000) = $105,000

(B) $ 98,000

This results in a Premium Accumulation Value of $105,000

On the second Policy Anniversary after the Rider Date, the Premium Accumulation Value is the greater of:

(A) $105,000 + (5% of $105,000) = $110,250

(B) $112,000

This results in a Premium Accumulation Value of $112,000. The Premium Accumulation Value has increased due to the Reset Feature of the rider.

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Withdrawals During the Accumulation Phase. You are permitted to take one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your desire to exercise this provision at the time you request a withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. The withdrawal may be subject to surrender charges as provided by the Policy and other applicable riders.

The Premium Accumulation Rate that will be applied in the year of a withdrawal will be impacted by such withdrawal. Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase.

A withdrawal will reduce the Rider Charge Base, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value in the same proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. The amount of these adjustments may be more than the dollar amount of the withdrawal.

Calculations after a withdrawal during the Accumulation Phase:

The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Accumulation Value, respectively, after a withdrawal, equal:

A – (A * (B / C)), where:	A	is the Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Accumulation Value, respectively, prior to the withdrawal
	B	is the withdrawal amount
	C	is the Policy's Accumulation Value prior to the withdrawal

Example (actual results depend on Policy experience):

Assume:

Premium Accumulation Value (A) is $100,000

Partial Withdrawal Amount (B) is $20,000

Policy's Accumulation Value prior to the withdrawal (C) is $120,000

Premium Accumulation Value result after withdrawal:

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.1666667))

= $100,000 – ($16,666.67)

= $83,333

Utilizing the same equation, a Rider Charge Base (A) assuming $105,000 would be $87,500.00 after the partial withdrawal, and a Maximum Anniversary Accumulation Value (A) assuming $115,000 would be $95,833.33 after the partial withdrawal.

Withdrawal Phase

During the Withdrawal Phase you will receive the lifetime withdrawal benefit payments provided by the Waypoint Income Rider. You may choose to begin the payments no sooner than 30 days after the Rider Date, and no later than 60 days after we receive Written Notice.

Lifetime Withdrawal Benefit Amount (LWBA) is the maximum withdrawal payment that can be withdrawn under the Waypoint Income Rider during a Policy Year without reducing the Benefit Base. We guarantee, as an obligation of our general account, that you may withdraw during a Policy Year up to the LWBA, regardless of the Policy's Accumulation Value, until the death of the last Covered Person. Total withdrawals in a Policy Year that do not exceed the LWBA will not be subject to surrender charges.

You have the choice of receiving LWBA withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we may change the frequency of withdrawals to an interval that will result in a payment of at least $100. If, during the Withdrawal Phase, you withdraw less than the LWBA in a Policy Year, the unused portion cannot be carried forward to subsequent Policy Years.

The LWBA is determined by applying the Lifetime Distribution Factor to the Benefit Base.

Benefit Base is the amount used in conjunction with the Lifetime Distribution Factor to determine the LWBA. The Benefit Base cannot be withdrawn and is not payable as a death benefit. The Benefit Base is established at the beginning of the Withdrawal Phase as the greatest of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. The Benefit Base is adjusted downward due to excess withdrawals and adjusted upward due to step-up or additional premium payments. The Benefit Base is not used to determine other benefits or features of the Waypoint Income Rider.

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Lifetime Distribution Factor is a percentage that corresponds to the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase. The Lifetime Distribution Factor is established from the following schedule; it never changes once it is established:

Attained Age	Single Life Option	Joint Spousal Option
50 through 54	3.50%	3.25%
55 through 59	4.00%	3.75%
60 through 64	4.50%	4.25%
65 through 69	5.00%	4.75%
70 through 74	5.25%	5.00%
75 through 79	5.50%	5.25%
80 and older	6.00%	5.75%

We may change this schedule for new issues and new Waypoint Income Rider elections. At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the Lifetime Distribution Factor to the adjusted Benefit Base.

Calculating the LWBA:

The LWBA equals:

(A) * (B), where:	(A)	is the Benefit Base at the time the Withdrawal Phase begins
	(B)	is the Lifetime Distribution Factor corresponding to the Attained Age of the youngest Covered Person at the time the Withdrawal Phase begins

Example (actual results depend on Policy experience):

Assume:

The rider is a Single Life option

The Benefit Base at the beginning of the Withdrawal Phase is $175,000 (A)

The Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 67

According to the schedule, the applicable Lifetime Distribution Factor is 5.00% (B)

Result:

$175,000 * 5.00% = $8,750

If, instead, the Attained Age of the youngest Covered Person at the beginning of the Withdrawal Phase is 60, the applicable Lifetime Distribution Factor is 4.50%. This would result in an LWBA of $7,875 ($175,000 * 4.50%).

Remaining Balance is the most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero. The Remaining Balance cannot be withdrawn. The Remaining Balance, if any, is payable as a death benefit.

Impact of Withdrawals on Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. An Excess Withdrawal is the portion of any withdrawal taken during the Withdrawal Phase that exceeds the LWBA in that Policy Year. Excess Withdrawals will proportionately reduce the Benefit Base. The Benefit Base adjustment may be more than the dollar amount of the Excess Withdrawal. If you are required to take an RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal.

Calculating a reduction in Benefit Base due to Excess Withdrawal:

A proportional reduction in the Benefit Base equals:

A	A	is Excess Withdrawal amount with respect to the LWBA
B – (C – A), where:	B	is the Policy's Accumulation Value immediately prior to the withdrawal
	C	is the withdrawal amount

Example (actual results depend on Policy experience):

Assume:

Excess Withdrawal Amount (A) is $2,000

Policy Accumulation Value prior to withdrawal (B) is $90,000

Partial Withdrawal Amount (C) is $7,000

Benefit Base is $100,000

Result:

The proportional reduction factor is:

$2,000 / ($90,000 – ($7,000 - $2,000)) = 0.0235294

The effect on the Benefit Base is:

$100,000 * 0.0235294 = $2,352.94

Applying the reduction to the Benefit Base:

$100,000 - $2,352.94 = $97,647.06

A reduction in the Benefit Base will reduce the LWBA. No excess withdrawals will be allowed when the Policy's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum; the rider and its benefits will be terminated.

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Step-Up of Benefit Base. On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy's Accumulation Value to the Benefit Base. If the Policy's Accumulation Value is greater than the Benefit Base on a Policy Anniversary, we will set the Benefit Base to equal the Policy's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums. Additional premium payments made during the Withdrawal Phase will increase the Policy's Accumulation Value according to the provisions of the Policy, increase the Benefit Base, and increase the LWBA. Premium payments made during the Withdrawal Phase may not exceed $25,000 without our approval. Premium payments will not be accepted if the Policy's Accumulation Value is zero.

Guaranteed Phase

During the Guaranteed Phase, you will continue receiving LWBA payments even though the Policy's Accumulation Value has been reduced to zero. If a withdrawal (including an RMD) reduces the Policy's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:

(1) the monthly rider charge will no longer be deducted,

(2) the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized payments according to a frequency selected by the Owner, but no less frequently than annually,

(3) no additional premiums will be accepted,

(4) no additional step-ups will occur,

(5) any Remaining Balance will not be available for payment in a lump sum and cannot be applied to provide payments under an annuity option, and

(6) the Policy and any other riders will cease to provide any death benefits.

Rider Spousal Continuation

If your Policy is issued as non-qualified, or issued as regular, SEP, SIMPLE, or Roth IRA, your spouse has the ability to continue the Waypoint Income Rider under the circumstances described below.

If the Covered Person dies during the Accumulation Phase of this rider and if the surviving spouse of the deceased Covered Person meets the age requirements of this rider, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase, and the Premium Accumulation Value and Maximum Anniversary Accumulation Value will be set equal to the Policy's Accumulation Value. The rider charge rate will equal the rider charge rate in effect for new issues of the same rider, but will not exceed the maximum rider charge. If age requirements are not met, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, the surviving spouse of the deceased Covered Person may elect to continue the rider in accordance with its terms. Total annual withdrawals, not to exceed the LWBA in effect on the date of the Covered Person's death, will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

Death Benefit

Upon the death of the last Covered Person, provided the rider is in the Withdrawal Phase, the beneficiary may elect to receive either the death benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA, subject to the IRS regulations relating to RMDs, until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy's Accumulation Value is zero as of the date of death, any Remaining Balance will be distributed to the beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Rider Charge

The current and guaranteed maximum annual charges for the Waypoint Income Rider are in the Charges section of this prospectus. Beginning with the Rider Date, each month we will deduct a rider charge pro-rata from your investment options. The monthly rider charge is equal to the rider charge rate multiplied by the Rider Charge Base divided by 12.

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Rider Charge Base is the value used to calculate the monthly rider charge for each Policy Month. The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date. During the Accumulation Phase, the Rider Charge Base is established on each Policy Anniversary as the maximum of the Policy's Accumulation Value, the Premium Accumulation Value, and the Maximum Anniversary Accumulation Value. During the Policy Year, the Rider Charge Base is increased dollar-for-dollar for premiums paid since the previous Policy Anniversary. During the Policy Year, the Rider Charge Base is also reduced for any withdrawal taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy's Accumulation Value prior to the withdrawal. During the Withdrawal Phase the Rider Charge Base is the Benefit Base.

Calculating the monthly rider charge:
The monthly rider charge equals:	(A * B) , where:	A is the Rider Charge Base
	12	B is the current rider charge rate

Example (actual results depend on Policy experience):

Assume:

A Single Life rider charge rate of 1.25%

On the Rider Date, the Policy's Accumulation Value is $100,000

No additional premiums are added or withdrawals made

On the first Policy Anniversary after the Rider Date, the Rider Charge Base is $105,000.

Result:

The initial Rider Charge Base is the Policy's Accumulation Value as of the Rider Date, or $100,000. The monthly rider charge for the next 12 Policy Months is calculated as follows:

($100,000 * 1.25%) / 12 = $104.16

On the first Policy Anniversary after the Rider Date, the monthly rider charge for the next 12 Policy Months is calculated as follows:

($105,000 * 1.25%) / 12 = $109.37

Permitted Investment Options

While the Waypoint Income Rider is in force, all of your Policy's Accumulation Value must be allocated to the permitted investment options approved for use with this rider. The Waypoint Income Rider will terminate if you allocate any portion of your Policy's Accumulation Value or subsequent premium payment to an investment option that is inconsistent with the permitted investment options. You may transfer your Policy's Accumulation Value between the permitted investment options; however, any transfer of your Policy's Accumulation Value to an investment option that is not a permitted investment option will result in termination of the Waypoint Income Rider.

We reserve the right to change at any time the permitted investment options and/or place additional restrictions on the number of investment options that you are allowed to select, or the percentages you may allocate to each investment option while the Waypoint Income Rider is in force. We will notify you at least 30 days prior to any change to the permitted investment options. If we have not received alternate instructions from you prior to the closure of an investment option, we will transfer all of your Policy's Accumulation Value from the discontinued investment option to a default investment option as specified in the notice. You may later request to transfer your Policy's Accumulation Value from the default investment option to any remaining permitted investment option. We may close one or more permitted investment option(s) to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your Policy's Accumulation Value to one of the remaining permitted investment options.

The list of permitted investment options is:

Calvert VP Volatility Managed Growth Portfolio

For long-term investors who seek growth potential with less emphasis on current income. The portfolio is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.

Calvert VP Volatility Managed Moderate Growth Portfolio

For long-term investors who seek a balance of current income and growth potential. The portfolio is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.

Calvert VP Volatility Managed Moderate Portfolio	For investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

You must allocate 100% of your Policy's Accumulation Value to one of the permitted investment options. Each portfolio is a volatility managed fund and may be referred to as a "VM Fund" or, collectively, the "VM Funds." You must select the VM Fund that is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the VM Fund you select is appropriate for your ability to withstand investment risk. We are not responsible for your selection of a specific VM Fund or your decision to change to a different VM Fund.

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The strategies used by the VM Funds seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, including, but not limited to, during times when the market is appreciating. As a result, your Policy's Accumulation Value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy during sharp market losses, but nevertheless, you may still incur losses.

Changes to your Policy's Accumulation Value allocations outside of the permitted investment options will cause the Waypoint Income Rider to terminate. For this reason, you will not be able to execute such a trade online. You will be required to communicate with the Service Center. The Service Center will communicate that your election to trade will result in the termination of your Rider.

Potential Conflicts of Interest Relating to the VM Funds

The strategies used by the VM Funds limit the volatility risks associated with offering living benefit riders like the Waypoint Income Rider. In requiring allocation to the VM Funds we are not providing investment advice or managing the allocations of your Policy. There is no investment advisory agreement between you and us, nor are any of our affiliates an adviser to you as the Policy Owner.

Each VM Fund is a mutual fund portfolio managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the portfolio's Board of Directors. In providing investment advisory services to the VM Funds, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the VM Funds and may provide other services in connection with such underlying funds, and because the compensation our affiliates receive for providing these investment advisory or subadvisory services, and we receive for providing other services, varies depending on the portfolio. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the VM Fund portfolio prospectuses.

Termination

Except as otherwise provided under the Rider Spousal Continuation section, the Waypoint Income Rider will terminate without value on the earliest occurrence of any of the following dates:

(1)	the date of death of the last surviving Covered Person,
(2)	the date there is a change of Owner that results in a change of Covered Person,
(3)	the date annuity payments commence under an annuity income option,
(4)	the date an Excess Withdrawal is taken such that the recalculated LWBA is less than $100,
(5)	the date any investment restriction is violated,
(6)	the date you provide Written Notice to terminate either this rider or the Policy, or
(7)	the date the Policy is terminated.

If annuity payments are to commence at the Maturity Date under number (3) above, the Owner may select one of the following options:

(1)	apply the Policy's Accumulation Value under an annuity income option described in the Policy, or
(2)	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

In the case of a divorce, this rider will continue provided the Covered Person does not change.

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FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the income, then, only after the income portion is exhausted, as coming from principal. If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

•	after the taxpayer reaches age 59 1/2;
•	upon the death of the Owner;
•	if the taxpayer is defined as totally disabled;
•	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
•	under an immediate annuity; or
•	under certain other limited circumstances.

Taxation of Annuity Payments

If you elected an annuity payment option, the Code provides for the return of your investment in equal tax-free amounts over the annuity payout period. A portion of each Fixed annuity payment may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code and ERISA in some circumstances prohibit such transactions from tax qualified plans, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

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Tax Treatments by Type of Owner

A Policy held by an entity, other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable each year as it is received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

•	Individual Retirement Annuities (IRAs), Code Section 408(b);
•	Simplified Employee Pension (SEP IRA), Code Section 408(k);
•	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
•	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with qualified plans and to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy. Our Service Center is available to assist you with any of your contract needs.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

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MISCELLANEOUS

ABOUT OUR COMPANY

Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Ameritas Life is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the Table of Contents page of this prospectus for more information on how to contact us.)

Ameritas Life is engaged in the business of offering life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except New York). Ameritas Mutual Holding Company is a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, and public financing.

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

DISTRIBUTION OF THE POLICIES

Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly owned subsidiary of Ameritas Life. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all Distributors may be up to a total of 7.1% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees, and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2015, we paid no conference sponsorship fees. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' Charges Explained section.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We vote all shares that we hold in the same proportions as we vote the shares for which we have received instructions. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

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APPENDIX A: Variable Investment Options

45

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
AB Variable Products Series Fund, Inc.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio, Class B	Long-term growth of capital.
AB VPS Real Estate Investment Portfolio, Class B	Total return from long-term growth of capital and income.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class II	Capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Asset Allocation Fund, Class 2	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds IS Blue Chip Income and Growth Fund, Class 2	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Global Growth Fund, Class 2	Long-term growth of capital.
American Funds IS Growth Fund, Class 2	Growth of capital.
American Funds IS Growth-Income Fund, Class 2	Long-term growth of capital and income.
American Funds IS International Fund, Class 2	Long-term growth of capital.
American Funds IS Managed Risk Asset Allocation Fund, Class P2	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds IS New World Fund®, Class 2	Long-term capital appreciation.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP Volatility Managed Growth Portfolio, Class F –Ameritas Investment Partners, Inc. ("AIP") and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class F	Income and capital growth.
Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund, Class 2	Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund, Class 2 (named Columbia Variable Portfolio - Large Core Quantitative Fund, Class 2 prior to May 1, 2016)	Long-term capital growth.
Columbia Variable Portfolio - Emerging Markets Fund, Class 2	Long-term capital appreciation.
Columbia Variable Portfolio - High Yield Bond Fund, Class 2	High current income with capital growth secondary.
Columbia Variable Portfolio - Mid Cap Value Fund, Class 2	Long-term growth of capital.
Columbia Variable Portfolio - Select International Equity Fund, Class 2	Long-term capital growth.
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2	Long-term capital appreciation.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Alternative Asset Allocation VIP, Class B – RREEF America L.L.C.	Capital appreciation.
Dreyfus Investment Portfolios	The Dreyfus Corporation
Dreyfus MidCap Stock Portfolio, Service Shares	Index: S&P MidCap 400 Index. **
Dreyfus Small Cap Stock Index Portfolio, Service Shares	Index: S&P SmallCap 600 Index. **
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Service Class 2 (2,5)	Long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Service Class 2 (1,5)	Current income.
Fidelity® VIP Index 500 Portfolio, Service Class 2 (2,4)	Index: S&P 500® Index. **
Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 (1,5)	Bond.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® VIP Mid Cap Portfolio, Service Class 2 (2,5)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Service Class 2 (1,2,3,5)	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; (4) Geode Capital Management, LLC; and (5) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc. (1) Franklin Mutual Advisers, LLC (2) Franklin Advisory Services, LLC (3) Templeton Investment Counsel, LLC (4)
Franklin Income VIP Fund, Class 2 (1)	Income.
Franklin Mutual Global Discovery VIP Fund, Class 2 (2)	Capital appreciation.
Franklin Small Cap Value VIP Fund, Class 2 (3)	Long-term total return.
Templeton Foreign VIP Fund, Class 2 (4)	Long-term capital growth.
Templeton Global Bond VIP Fund, Class 2 (1)	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Value Fund, Series II	Provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Diversified Dividend Fund, Series II	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Real Estate Fund, Series II – Invesco Asset Management Limited	Total return through growth of capital and current income.
Ivy Funds Variable Insurance Portfolios	Waddell & Reed Investment Management Company
Ivy Funds VIP Asset Strategy	Total return.
Ivy Funds VIP Balanced	Total return through a combination of capital appreciation and current income.
Ivy Funds VIP Energy	Capital growth and appreciation.
Ivy Funds VIP Global Growth	Growth of capital.
Ivy Funds VIP High Income	Total return through a combination of current income and capital appreciation.
Ivy Funds VIP International Core Equity	Capital growth and appreciation.
Ivy Funds VIP Mid Cap Growth	Growth of capital.
Ivy Funds VIP Science and Technology	Growth of capital.
Ivy Funds VIP Small Cap Value	Capital appreciation.
Janus Aspen Series	Janus Capital Management LLC
Janus Flexible Bond Portfolio, Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Growth Series, Service Class	Seeks capital appreciation.
MFS® New Discovery Series, Service Class	Seeks capital appreciation.
MFS® Utilities Series, Service Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Blended Research® Core Equity Portfolio, Service Class	Seeks capital appreciation.
MFS® Corporate Bond Portfolio, Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Government Securities Portfolio, Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust III	Massachusetts Financial Services Company
MFS® Blended Research® Small Cap Equity Portfolio, Service Class	Seeks capital appreciation.
MFS® Conservative Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.
MFS® Growth Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.
MFS® Moderate Allocation Portfolio, Service Class	Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Emerging Markets Bond Portfolio, Advisor Class	Seeks maximum total return.
PIMCO Low Duration Portfolio, Advisor Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Short-Term Portfolio, Advisor Class	Seeks maximum current income.
Putnam Variable Trust	Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund, Class IB – The Putnam Advisory Company, LLC ("PAC")	Seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund, Class IB – PAC	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Global Strategist Portfolio, Class II	Total return.
VanEck VIP Trust	Van Eck Associates Corporation
VanEck VIP Global Gold Fund, Class S Shares (named Van Eck VIP Global Gold Fund prior to May 1, 2016)	Long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Global Hard Assets Fund, Class S Shares (named Van Eck VIP Global Hard Assets Fund prior to May 1, 2016)	Long-term capital appreciation by investing primarily in hard asset securities. Income is secondary.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

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APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 82550

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("Code") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2016 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

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Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return (without an extension) must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year and if you have not attained age 70½.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2014	$96,000 - $116,000	$60,000 - $70,000
2015	$98,000 - $118,000	$61,000 - $71,000
2016	$98,000 - $118,000	$61,000 - $71,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $184,000 and the deductible contribution for you is phased out between $184,000 and $194,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a

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lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions no later than April 1 of the following year whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the Required Minimum Distribution for you. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached age 70½. If you did not designate a proper beneficiary, the funds remaining must be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) what your remaining life expectancy was before your death beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over what your remaining life expectancy was before your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b.	required minimum distributions made during or after the year you reach age 70½;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

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Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2016. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $117,000. Your ability to contribute to your Roth IRA is phased out at $132,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $184,000. Your ability to contribute to your Roth IRA is phased out at $194,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

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Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies Code requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule. If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization

You may reverse an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

55

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

56

APPENDIX C: Permitted Rider Combinations

The table below illustrates the rider combinations that are permitted. Contact us if you have questions about the permitted rider combinations.

		Death Benefit Riders (DBR)					Surrender Charge Riders (SCR)
		Step-Up DBR	Return of Premium DBR	Enhanced DBR	Waypoint Income Rider	Minimum Premium Rider	Four-Year SCR	No SCR
Death Benefit Riders (DBR)	Step-Up DBR		No	Yes	Yes	Yes	No	No
	Return of Premium DBR	No		Yes	Yes	Yes	Yes	Yes
	Enhanced DBR	Yes	Yes		Yes	Yes	No	No
	Waypoint Income Rider	Yes	Yes	Yes		Yes	No	No
	Minimum Premium Rider	Yes	Yes	Yes	Yes		Yes	Yes
Surrender Charge Riders (SCR)	Four-Year SCR	No	Yes	No	No	Yes		No
	No SCR	No	Yes	No	No	Yes	No

57

APPENDIX D: State-Specific Contract Provisions

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states or district described below. Further variations may arise; the variations are subject to change without notice.

California, Connecticut, Delaware, District of Columbia, Florida, Nebraska, North Dakota and South Dakota.

If, prior to the Maturity Date, you have paid no premiums during the previous 24-month period, we have the right to cancel the Policy and pay you the Accumulation Value less applicable surrender charges in a lump sum if both (i) the total premiums paid, less any partial withdrawals, are less than $2,000 (does not apply to IRAs), and (ii) the Accumulation Value at the end of such 24-month period is less than $2,000.

We must request and receive approval from the department of insurance of the State where the Policy is delivered if we defer payments of a full surrender or partial withdrawal or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over. If you send the Policy back during the Right to Examine period, we will refund the Policy's Accumulation Value and any Policy fee paid within 30 days from the date that we receive notice of cancellation and the returned Policy.

For Policy Owners age 60 and over, during the Right to Examine period your premium will be allocated to the Fixed Account or a money market subaccount unless you direct that the premium be invested in a stock or bond subaccount. If you do not direct that the premium be invested in a stock or bond subaccount, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the premium and any Policy fee paid. If you direct that the premium be invested in a stock or bond subaccount during the Right to Examine period, and if you return the Policy during the Right to Examine period, you will be entitled to a refund of the Policy's account value on the day the Policy is received by us or the agent who sold you the Policy, which could be less than the premium you paid for the Policy, plus any Policy fee paid.

The surrender charge will be waived in the event of (1) or (2) below:

(1) You become confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or are receiving home care or community-based care, for a period of at least 60 consecutive days after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity),

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You were not confined in a skilled nursing facility, convalescent nursing home, extended care facility, or residential care facility, or were not receiving home care or community-based care, at any time during the 180-day period immediately prior to the Policy Date.

(d) You are not eligible for this benefit if you are confined to an assisted living facility, a facility primarily engaged in the treatment of mental or nervous disorders, a facility primarily engaged in the treatment of alcoholism or drug addiction, or a rehabilitation hospital.

(2) You acquire a terminal illness after the Policy Date, subject to the following:

(a) You must be a natural person (not a trust, corporation, or other legal entity).

(b) You must have been an Owner of this Policy continuously since the Policy Date.

(c) You must have received a diagnosis from your physician indicating that you have 12 months or less to live.

We must receive from you Written Notice of a full surrender or partial withdrawal and notice of your intention to exercise this benefit. We will provide you with a claim form within 15 days of receiving notice of your intention to exercise this benefit. If notice is for (1) above, the claim form will need to include due proof of confinement and be received within 12 months following such confinement. If notice is for (2) above, the claim form will need to include a certificate from your physician stating your life expectancy and any other proof we may require.

Connecticut. If this Policy is a replacement for an existing Policy, you have 10 days to review the Policy during the Right to Examine period. If you cancel the Policy prior to the Policy being delivered to you, we will refund an amount equal to the total of all premiums paid. If you return the Policy during the 10-day Right to Examine period, the amount of the refund will be equal to the sum of (a) the difference between the premiums paid including any Policy fees or other charges and the amounts allocated to the Separate Account under the Policy, and (b) the value of the amount allocated to any Separate Account under the Policy on the date the returned Policy is received by us or our agent.

58

Delaware. The Right to Examine period for replacements of existing policies is 20 days.

District of Columbia. The Right to Examine period for replacements of existing policies is 10 days.

Florida. The Right to Examine period is 21 days regardless of whether it is a replacement of an existing policy. The amount of a refund will be equal to the greater of the Policy's Accumulation Value, plus any fees or charges deducted from the premiums or imposed under the Policy, or a refund of all premiums paid.

The earliest Maturity Date that you may choose is 12 months after your Policy Date. You may select to change the Maturity Date to be no earlier than the later of the date of the request or 12 months.

If we delay payment of a full surrender, partial withdrawal or transfer from the fixed account for 30 days or more, we will include interest for the delay period at the rate specified in accordance with Florida law.

North Dakota. The Right to Examine period is 20 days regardless of whether it is a replacement of an existing Policy.

Interest will accrue on the death benefit from the date of death to the date of settlement at an interest rate no less than the declared interest rate for proceeds left on deposit with us. If the death benefit is paid in a single sum, we will pay the death benefit and accrued interest within two months from the date we receive proof of death.

Pennsylvania. The Right to Examine period is 45 days for a replacement of a Policy with Ameritas Life.

59

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

A Statement of Additional Information, dated May 1, 2016, contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION SERVICE MARKS AND COPYRIGHTS LICENSING AGREEMENT FINANCIAL STATEMENTS	4

Thank you for reviewing this prospectus. You should also review the portfolio prospectuses for the variable investment options you select. If you have questions, contact your sales representative, or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 404-467-7335

Interfund Transfer Request Fax: 402-467-7923

ameritas.com

© 2016 Ameritas Life Insurance Corp.	Registration No. 811-05192
60

Direction Variable Annuity Flexible Premium Deferred Variable Annuity
Ameritas Life Insurance Corp.	Ameritas Life
Ameritas Variable Separate Account VA-2	5900 O Street
Statement of Additional Information dated May 1, 2016	Lincoln, NE 68510
to accompany Policy Prospectus dated May 1, 2016

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending an email to us through our website at ameritas.com, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Ameritas Life maintains and services the Policy described in this Statement of Additional Information and in the prospectus, in accordance with their terms.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2015 and 2014 , and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 , have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2015 , and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

1

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2013 , 2014 or 2015 .

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

Direction Variable Annuity (SEC File No. 333-206889) is a flexible premium deferred variable annuity policy sold by licensed insurance agents in states where the Policy may lawfully be sold. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA").

UNDERWRITER

The Direction Variable Annuity Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2013	2014	2015
Variable annuity commissions the Depositor paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$10,625,067	$10,074,581	$10,603,824
Variable annuity commissions earned and kept by AIC.	$14,363	$42,000	$27,369
Fees the Depositor paid to AIC for variable annuity Principal Underwriter services.	$543,682	$616,154	$1,039,587

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

2

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense risk charge and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30 day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30 day period. Because this yield is annualized, the yield generated by a Subaccount during the 30 day period is assumed to be generated each 30 day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [(a - b + 1)6 - 1] , where:

cd

a = net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of Accumulation Units outstanding during the period, and

d = the maximum offering price per Accumulation Unit on the last day of the period.

The yield reflects the base Policy mortality and expense risk charge and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, such that no Policy fee is applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market Subaccount's effective yield is computed

3

similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the money market Subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration statement, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the "Account") as of December 31, 2015 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2015, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 8, 2016

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
961,461.024 shares at $20.46 per share (cost $20,537,783)	$19,671,493
Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
105,920.131 shares at $20.37 per share (cost $2,314,503)	2,157,593
Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
534,143.019 shares at $20.04 per share (cost $11,650,508)	10,704,226
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
265,037.429 shares at $65.75 per share (cost $8,764,991)	17,426,211
Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
39,788.591 shares at $65.57 per share (cost $1,651,650)	2,608,938
Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
83,291.035 shares at $65.01 per share (cost $3,509,537)	5,414,750
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
891,137.513 shares at $4.95 per share (cost $5,016,434)	4,411,131
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
281,825.176 shares at $4.92 per share (cost $1,575,515)	1,386,580
Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
11,047,709.160 shares at $4.80 per share (cost $61,118,331)	53,029,004
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
281,586.565 shares at $19.08 per share (cost $4,725,882)	5,372,672
Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
48,376.256 shares at $19.00 per share (cost $899,923)	919,149
Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
452,396.191 shares at $18.91 per share (cost $8,133,569)	8,554,812
Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
725,455.358 shares at $15.76 per share (cost $11,206,193)	11,433,176
Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
125,140.558 shares at $15.64 per share (cost $1,911,238)	1,957,198
Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
155,681.359 shares at $15.45 per share (cost $2,306,149)	2,405,277
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
814,693.534 shares at $12.37 per share (cost $10,341,246)	10,077,759
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
6,924,053.322 shares at $12.09 per share (cost $86,593,169)	83,711,805
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
615,090.239 shares at $33.92 per share (cost $15,810,316)	20,863,861
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
153,669.719 shares at $33.79 per share (cost $4,175,164)	5,192,500

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
923,124.605 shares at $33.26 per share (cost $24,840,609)	$30,703,124
Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
69,699.455 shares at $18.91 per share (cost $974,476)	1,318,017
Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
13,872.785 shares at $18.79 per share (cost $193,696)	260,670
Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
42,815.259 shares at $18.70 per share (cost $716,375)	800,645
Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
198,894.215 shares at $31.83 per share (cost $5,997,949)	6,330,803
Fidelity VIP Government Money Market Portfolio, Initial Class (Money Market) -
24,848,474.240 shares at $1.00 per share (cost $24,848,474)	24,848,474
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
519,828.980 shares at $14.39 per share (cost $6,652,153)	7,480,339
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities) -
1,166,950.442 shares at $25.56 per share (cost $29,793,349)	29,827,253
MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
431,593.692 shares at $15.49 per share (cost $7,128,725)	6,685,386
MFS Total Return Series Portfolio, Initial Class (Total Return) -
303,287.150 shares at $22.60 per share (cost $6,553,818)	6,854,290
MFS Variable Insurance Trust II (MFS):
MFS Strategic Income Portfolio, Initial Class (Strategic) -
639,092.860 shares at $9.25 per share (cost $6,394,672)	5,911,609
MFS Research International Portfolio, Initial Class (Research) -
2,217,784.395 shares at $13.85 per share (cost $34,259,732)	30,716,314
The Universal Institutional Funds, Inc. (Van Kampen):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
3,419,405.447 shares at $12.39 per share (cost $49,504,908)	42,366,433
UIF Global Strategist Portfolio, Class I (Intl. Magnum) -
254,631.138 shares at $9.39 per share (cost $2,726,625)	2,390,986
UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
985,495.708 shares at $20.28 per share (cost $14,655,723)	19,985,853
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,962,574.558 shares at $1.995 per share (cost $5,653,808)	5,910,336
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
97,972.369 shares at $31.02 per share (cost $2,998,989)	3,039,103

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century):
American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
6,769,460.471 shares at $8.57 per share (cost $59,434,144)	$58,014,276
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
336,587.396 shares at $18.39 per share (cost $5,839,642)	6,189,842
AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
1,113,728.409 shares at $33.49 per share (cost $33,978,094)	37,298,764
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
2,654,333.315 shares at $16.36 per share (cost $38,356,001)	43,424,893
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
498,088.265 shares at $8.35 per share (cost $5,127,993)	4,159,037
Invesco V.I. Mid Cap Growth Fund Portfolio, Series I (Mid Cap Growth) -
459,109.240 shares at $5.38 per share (cost $2,141,216)	2,470,008
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
734,361.289 shares at $91.52 per share (cost $54,196,250)	67,208,745
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
492,461.953 shares at $69.72 per share (cost $32,333,421)	34,334,447
Calvert VP Nasdaq 100 Index Portfolio (Nasdaq-100 Index) -
758,026.016 shares at $48.91 per share (cost $24,903,724)	37,075,052
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
920,252.237 shares at $76.87 per share (cost $67,644,047)	70,739,789
Calvert VP Natural Resources Portfolio (Natural Resources) -
906,997.871 shares at $32.12 per share (cost $42,702,348)	29,132,772
Calvert VP S&P 500 Index Portfolio (S&P 500) -
897,973.624 shares at $112.07 per share (cost $82,375,098)	100,635,904
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
326,099.209 shares at $82.63 per share (cost $19,465,053)	26,945,578
Calvert VP Investment Grade Bond Index Portfolio (Barclays) -
2,207,283.620 shares at $54.84 per share (cost $120,763,695)	121,047,434
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
6,702,590.494 shares at $15.82 per share (cost $108,709,385)	106,034,982
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
3,525,635.684 shares at $15.65 per share (cost $56,734,514)	55,176,198
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
5,107,252.331 shares at $15.50 per share (cost $80,682,539)	79,162,411
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
946,816.247 shares at $14.74 per share (cost $16,498,575)	13,956,071

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:
Dreyfus Investment Portfolios (Dreyfus):
Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
196,345.349 shares at $18.88 per share (cost $3,320,444)	$3,707,000
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
225,933.724 shares at $15.97 per share (cost $3,128,194)	3,608,162
Deutsche Global Growth VIP Portfolio, Class A (Thematic) -
46,859.146 shares at $10.81 per share (cost $453,911)	506,547
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
73,860.506 shares at $15.85 per share (cost $1,195,473)	1,170,689
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,627,265.604 shares at $22.37 per share (cost $20,940,859)	36,401,932
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,566,034.480 shares at $10.58 per share (cost $17,424,561)	16,568,645
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,280,065.688 shares at $10.25 per share (cost $13,630,313)	13,120,673
ALPS Variable Investment Trust (Ibbotson):
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
144,172.870 shares at $10.72 per share (cost $1,606,452)	1,545,533
Ibbotson Growth ETF Asset Allocation Portfolio, Class II (Growth) -
83,508.348 shares at $10.53 per share (cost $848,180)	879,343
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
141,622.739 shares at $10.57 per share (cost $1,577,540)	1,496,952
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,771,262.066 shares at $15.80 per share (cost $50,843,472)	43,785,941

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,508,525,390

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$665,937
Mortality and expense risk charge	(283,664)
Net investment income(loss)	382,273

Realized gain(loss) on investments:
Net realized gain distributions	2,065,546
Net realized gain(loss) on sale of fund shares	120,085
Net realized gain(loss)	2,185,631

Change in unrealized appreciation/depreciation	(3,683,892)

Net increase(decrease) in net assets resulting
from operations	$(1,115,988)

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$382,273	$343,736
Net realized gain(loss)	2,185,631	737,911
Net change in unrealized appreciation/depreciation	(3,683,892)	629,994
Net increase(decrease) in net assets resulting
from operations	(1,115,988)	1,711,641

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	127,305	202,179
Subaccounts transfers (including fixed account), net	(498,190)	(367,621)
Transfers for policyowner benefits and terminations	(2,206,200)	(2,414,588)
Policyowner maintenance charges	(45,307)	(50,122)
Net increase(decrease) from policyowner transactions	(2,622,392)	(2,630,152)

Total increase(decrease) in net assets	(3,738,380)	(918,511)
Net assets at beginning of period	23,409,873	24,328,384
Net assets at end of period	$19,671,493	$23,409,873

The accompanying notes are an integral part of these financial statements.

FS-7

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2015		2015		2015

$70,751		$334,714		$45,691
(22,278)		(109,835)		(234,322)
48,473		224,879		(188,631)

229,168		1,123,625		556,694
6,164		(22,874)		1,005,380
235,332		1,100,751		1,562,074

(395,305)		(1,901,376)		(362,295)

$(111,500)		$(575,746)		$1,011,148

Equity-Income SC		Equity-Income SC2		Growth IC

2015	2014	2015	2014	2015	2014

$48,473	$44,125	$224,879	$204,014	$(188,631)	$(209,645)
235,332	101,845	1,100,751	337,091	1,562,074	1,311,290
(395,305)	58,776	(1,901,376)	376,155	(362,295)	639,114

(111,500)	204,746	(575,746)	917,260	1,011,148	1,740,759

-	38	513,432	261,918	123,711	142,760
2,322	(113,032)	91,741	(228,675)	(233,187)	(246,257)
(283,471)	(453,523)	(1,658,709)	(1,606,450)	(1,492,661)	(2,076,985)
(546)	(611)	(30,395)	(35,716)	(42,952)	(44,835)
(281,695)	(567,128)	(1,083,931)	(1,608,923)	(1,645,089)	(2,225,317)

(393,195)	(362,382)	(1,659,677)	(691,663)	(633,941)	(484,558)
2,550,788	2,913,170	12,363,903	13,055,566	18,060,152	18,544,710
$2,157,593	$2,550,788	$10,704,226	$12,363,903	$17,426,211	$18,060,152

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,219
Mortality and expense risk charge	(25,147)
Net investment income(loss)	(20,928)

Realized gain(loss) on investments:
Net realized gain distributions	82,505
Net realized gain(loss) on sale of fund shares	102,131
Net realized gain(loss)	184,636

Change in unrealized appreciation/depreciation	(5,253)

Net increase(decrease) in net assets resulting
from operations	$158,455

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(20,928)	$(24,261)
Net realized gain(loss)	184,636	227,549
Net change in unrealized appreciation/depreciation	(5,253)	69,835
Net increase(decrease) in net assets resulting
from operations	158,455	273,123

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	384	564
Subaccounts transfers (including fixed account), net	9,451	(60,023)
Transfers for policyowner benefits and terminations	(211,874)	(527,410)
Policyowner maintenance charges	(635)	(700)
Net increase(decrease) from policyowner transactions	(202,674)	(587,569)

Total increase(decrease) in net assets	(44,219)	(314,446)
Net assets at beginning of period	2,653,157	2,967,603
Net assets at end of period	$2,608,938	$2,653,157

The accompanying notes are an integral part of these financial statements.

FS-9

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2015		2015		2015

$1,752		$313,540		$99,803
(52,298)		(74,529)		(18,023)
(50,546)		239,011		81,780

170,300		-		-
510,212		(17,241)		(22,251)
680,512		(17,241)		(22,251)

(336,842)		(415,654)		(118,487)

$293,124		$(193,884)		$(58,958)

Growth SC2		High Income IC		High Income SC

2015	2014	2015	2014	2015	2014

$(50,546)	$(56,520)	$239,011	$287,697	$81,780	$87,606
680,512	731,660	(17,241)	111,767	(22,251)	31,094
(336,842)	(123,937)	(415,654)	(380,717)	(118,487)	(98,957)

293,124	551,203	(193,884)	18,747	(58,958)	19,743

433,546	151,086	48,526	77,894	21,058	24,486
17,832	(232,558)	(1,041,507)	(539,195)	(179,540)	(525,482)
(831,328)	(1,068,539)	(587,421)	(683,994)	(255,292)	(243,326)
(16,867)	(18,872)	(10,847)	(14,413)	(364)	(437)
(396,817)	(1,168,883)	(1,591,249)	(1,159,708)	(414,138)	(744,759)

(103,693)	(617,680)	(1,785,133)	(1,140,961)	(473,096)	(725,016)
5,518,443	6,136,123	6,196,264	7,337,225	1,859,676	2,584,692
$5,414,750	$5,518,443	$4,411,131	$6,196,264	$1,386,580	$1,859,676

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,676,159
Mortality and expense risk charge	(603,628)
Net investment income(loss)	3,072,531

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(218,335)
Net realized gain(loss)	(218,335)

Change in unrealized appreciation/depreciation	(4,929,948)

Net increase(decrease) in net assets resulting
from operations	$(2,075,752)

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,072,531	$3,457,546
Net realized gain(loss)	(218,335)	268,194
Net change in unrealized appreciation/depreciation	(4,929,948)	(3,621,264)
Net increase(decrease) in net assets resulting
from operations	(2,075,752)	104,476

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,160,224	2,959,911
Subaccounts transfers (including fixed account), net	(13,671,173)	(2,720,482)
Transfers for policyowner benefits and terminations	(4,769,932)	(5,351,548)
Policyowner maintenance charges	(548,560)	(656,098)
Net increase(decrease) from policyowner transactions	(16,829,441)	(5,768,217)

Total increase(decrease) in net assets	(18,905,193)	(5,663,741)
Net assets at beginning of period	71,934,197	77,597,938
Net assets at end of period	$53,029,004	$71,934,197

The accompanying notes are an integral part of these financial statements.

FS-11

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2015		2015		2015

$76,068		$12,122		$101,054
(76,638)		(9,141)		(83,305)
(570)		2,981		17,749

5,614		954		8,943
145,987		9,465		124,682
151,601		10,419		133,625

(44,642)		14,117		29,511

$106,389		$27,517		$180,885

Overseas IC		Overseas SC		Overseas SC2

2015	2014	2015	2014	2015	2014

$(570)	$(3,773)	$2,981	$1,818	$17,749	$14,002
151,601	205,969	10,419	23,020	133,625	118,090
(44,642)	(832,492)	14,117	(129,843)	29,511	(998,592)

106,389	(630,296)	27,517	(105,005)	180,885	(866,500)

31,918	67,558	970	1,570	691,405	435,784
11,382	(227,628)	68,685	(95,670)	94,947	(5,494)
(510,523)	(853,558)	(115,821)	(221,650)	(893,207)	(632,430)
(12,606)	(14,105)	(198)	(219)	(19,515)	(21,196)
(479,829)	(1,027,733)	(46,364)	(315,969)	(126,370)	(223,336)

(373,440)	(1,658,029)	(18,847)	(420,974)	54,515	(1,089,836)
5,746,112	7,404,141	937,996	1,358,970	8,500,297	9,590,133
$5,372,672	$5,746,112	$919,149	$937,996	$8,554,812	$8,500,297

FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$191,058
Mortality and expense risk charge	(161,711)
Net investment income(loss)	29,347

Realized gain(loss) on investments:
Net realized gain distributions	901,063
Net realized gain(loss) on sale of fund shares	132,264
Net realized gain(loss)	1,033,327

Change in unrealized appreciation/depreciation	(1,154,977)

Net increase(decrease) in net assets resulting
from operations	$(92,303)

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$29,347	$24,093
Net realized gain(loss)	1,033,327	844,174
Net change in unrealized appreciation/depreciation	(1,154,977)	(242,482)
Net increase(decrease) in net assets resulting
from operations	(92,303)	625,785

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,068	31,096
Subaccounts transfers (including fixed account), net	(290,873)	(333,696)
Transfers for policyowner benefits and terminations	(1,405,021)	(1,212,302)
Policyowner maintenance charges	(36,941)	(40,217)
Net increase(decrease) from policyowner transactions	(1,711,767)	(1,555,119)

Total increase(decrease) in net assets	(1,804,070)	(929,334)
Net assets at beginning of period	13,237,246	14,166,580
Net assets at end of period	$11,433,176	$13,237,246

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2015		2015		2015

$30,175		$34,627		$270,649
(19,583)		(23,988)		(128,018)
10,592		10,639		142,631

145,071		175,429		7,651
11,859		27,453		18,095
156,930		202,882		25,746

(181,574)		(236,835)		(348,645)

$(14,052)		$(23,314)		$(180,268)

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2015	2014	2015	2014	2015	2014

$10,592	$9,379	$10,639	$7,491	$142,631	$80,893
156,930	122,428	202,882	201,635	25,746	25,208
(181,574)	(33,700)	(236,835)	(87,866)	(348,645)	373,987

(14,052)	98,107	(23,314)	121,260	(180,268)	480,088

-	-	130,904	39,761	85,309	74,108
(4,953)	113,619	(64,892)	(98,425)	1,740,202	(316,807)
(133,121)	(133,105)	(169,458)	(272,206)	(1,424,608)	(1,758,209)
(394)	(451)	(6,261)	(6,492)	(15,374)	(15,951)
(138,468)	(19,937)	(109,707)	(337,362)	385,529	(2,016,859)

(152,520)	78,170	(133,021)	(216,102)	205,261	(1,536,771)
2,109,718	2,031,548	2,538,298	2,754,400	9,872,498	11,409,269
$1,957,198	$2,109,718	$2,405,277	$2,538,298	$10,077,759	$9,872,498

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,026,341
Mortality and expense risk charge	(510,861)
Net investment income(loss)	1,515,480

Realized gain(loss) on investments:
Net realized gain distributions	10,783
Net realized gain(loss) on sale of fund shares	(46,705)
Net realized gain(loss)	(35,922)

Change in unrealized appreciation/depreciation	(2,862,441)

Net increase(decrease) in net assets resulting
from operations	$(1,382,883)

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,515,480	$141,381
Net realized gain(loss)	(35,922)	9,146
Net change in unrealized appreciation/depreciation	(2,862,441)	472,422
Net increase(decrease) in net assets resulting
from operations	(1,382,883)	622,949

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,802,817	717,300
Subaccounts transfers (including fixed account), net	74,262,352	165,606
Transfers for policyowner benefits and terminations	(4,213,662)	(1,602,228)
Policyowner maintenance charges	(467,068)	(36,825)
Net increase(decrease) from policyowner transactions	71,384,439	(756,147)

Total increase(decrease) in net assets	70,001,556	(133,198)
Net assets at beginning of period	13,710,249	13,843,447
Net assets at end of period	$83,711,805	$13,710,249

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2015		2015		2015

$223,876		$50,101		$254,735
(301,258)		(53,101)		(378,860)
(77,382)		(3,000)		(124,125)

2,072,271		522,092		4,324,235
1,099,756		193,980		5,206,195
3,172,027		716,072		9,530,430

(3,184,519)		(713,244)		(8,896,973)

$(89,874)		$(172)		$509,332

Contrafund IC		Contrafund SC		Contrafund SC2

2015	2014	2015	2014	2015	2014

$(77,382)	$(94,707)	$(3,000)	$(5,893)	$(124,125)	$(188,646)
3,172,027	1,682,413	716,072	368,116	9,530,430	8,071,610
(3,184,519)	743,694	(713,244)	234,627	(8,896,973)	(2,135,939)

(89,874)	2,331,400	(172)	596,850	509,332	5,747,025

183,972	244,351	536	67,348	2,612,113	2,639,877
(1,439,610)	(550,003)	(290,745)	(332,605)	(18,995,315)	(21,390,403)
(1,652,400)	(2,303,160)	(466,571)	(493,657)	(3,510,170)	(4,448,609)
(35,056)	(37,639)	(1,092)	(1,208)	(133,413)	(308,642)
(2,943,094)	(2,646,451)	(757,872)	(760,122)	(20,026,785)	(23,507,777)

(3,032,968)	(315,051)	(758,044)	(163,272)	(19,517,453)	(17,760,752)
23,896,829	24,211,880	5,950,544	6,113,816	50,220,577	67,981,329
$20,863,861	$23,896,829	$5,192,500	$5,950,544	$30,703,124	$50,220,577

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,746
Mortality and expense risk charge	(20,170)
Net investment income(loss)	(3,424)

Realized gain(loss) on investments:
Net realized gain distributions	836
Net realized gain(loss) on sale of fund shares	80,851
Net realized gain(loss)	81,687

Change in unrealized appreciation/depreciation	(87,481)

Net increase(decrease) in net assets resulting
from operations	$(9,218)

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,424)	$(5,404)
Net realized gain(loss)	81,687	71,977
Net change in unrealized appreciation/depreciation	(87,481)	6,996
Net increase(decrease) in net assets resulting
from operations	(9,218)	73,569

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,500	6,760
Subaccounts transfers (including fixed account), net	(23,702)	(8,907)
Transfers for policyowner benefits and terminations	(216,842)	(189,454)
Policyowner maintenance charges	(2,621)	(2,847)
Net increase(decrease) from policyowner transactions	(238,665)	(194,448)

Total increase(decrease) in net assets	(247,883)	(120,879)
Net assets at beginning of period	1,565,900	1,686,779
Net assets at end of period	$1,318,017	$1,565,900

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2015		2015		2015

$3,017		$8,336		$16,845
(2,695)		(6,201)		(67,537)
322		2,135		(50,692)

165		526		789,132
18,193		6,707		196,223
18,358		7,233		985,355

(18,315)		(19,997)		(1,123,856)

$365		$(10,629)		$(189,193)

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2015	2014	2015	2014	2015	2014

$322	$129	$2,135	$(867)	$(50,692)	$(66,980)
18,358	5,864	7,233	43,533	985,355	375,539
(18,315)	8,831	(19,997)	(16,201)	(1,123,856)	4,105

365	14,824	(10,629)	26,465	(189,193)	312,664

-	-	115,677	63,781	410,966	518,092
(10,325)	(972)	149,330	(96,824)	(79,846)	(365,144)
(46,022)	(17,943)	(18,393)	(20,033)	(535,655)	(642,007)
(61)	(72)	(1,297)	(1,033)	(15,926)	(16,426)
(56,408)	(18,987)	245,317	(54,109)	(220,461)	(505,485)

(56,043)	(4,163)	234,688	(27,644)	(409,654)	(192,821)
316,713	320,876	565,957	593,601	6,740,457	6,933,278
$260,670	$316,713	$800,645	$565,957	$6,330,803	$6,740,457

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,436
Mortality and expense risk charge	(245,385)
Net investment income(loss)	(238,949)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(238,949)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(238,949)	$(345,822)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(238,949)	(345,822)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,197,535	1,804,958
Subaccounts transfers (including fixed account), net	8,564,823	(14,086,324)
Transfers for policyowner benefits and terminations	(9,973,428)	(11,163,006)
Policyowner maintenance charges	(58,124)	(142,124)
Net increase(decrease) from policyowner transactions	1,730,806	(23,586,496)

Total increase(decrease) in net assets	1,491,857	(23,932,318)
Net assets at beginning of period	23,356,617	47,288,935
Net assets at end of period	$24,848,474	$23,356,617

The accompanying notes are an integral part of these financial statements.

FS-19

Alger		MFS
				New
Balanced		Utilities		Discovery

2015		2015		2015

$155,211		$1,464,079		$-
(88,963)		(374,612)		(77,586)
66,248		1,089,467		(77,586)

-		2,417,877		230,272
131,738		895,899		6,453
131,738		3,313,776		236,725

(171,658)		(9,915,313)		(368,511)

$26,328		$(5,512,070)		$(209,372)

Balanced		Utilities		New Discovery

2015	2014	2015	2014	2015	2014

$66,248	$64,649	$1,089,467	$378,883	$(77,586)	$(85,232)
131,738	82,547	3,313,776	2,662,263	236,725	1,977,391
(171,658)	480,404	(9,915,313)	982,118	(368,511)	(2,707,322)

26,328	627,600	(5,512,070)	4,023,264	(209,372)	(815,163)

146,843	213,638	1,758,089	2,010,201	391,218	329,093
6,549	127,701	(1,037,694)	134,407	(42,499)	(1,306,173)
(806,790)	(718,431)	(2,888,433)	(3,694,735)	(676,970)	(972,366)
(13,719)	(14,393)	(66,116)	(74,226)	(15,098)	(18,055)
(667,117)	(391,485)	(2,234,154)	(1,624,353)	(343,349)	(1,967,501)

(640,789)	236,115	(7,746,224)	2,398,911	(552,721)	(2,782,664)
8,121,128	7,885,013	37,573,477	35,174,566	7,238,107	10,020,771
$7,480,339	$8,121,128	$29,827,253	$37,573,477	$6,685,386	$7,238,107

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Total Return

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$169,820
Mortality and expense risk charge	(63,733)
Net investment income(loss)	106,087

Realized gain(loss) on investments:
Net realized gain distributions	241,576
Net realized gain(loss) on sale of fund shares	56,505
Net realized gain(loss)	298,081

Change in unrealized appreciation/depreciation	(497,797)

Net increase(decrease) in net assets resulting
from operations	$(93,629)

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$106,087	$50,215
Net realized gain(loss)	298,081	320,648
Net change in unrealized appreciation/depreciation	(497,797)	31,128
Net increase(decrease) in net assets resulting
from operations	(93,629)	401,991

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	519,669	398,501
Subaccounts transfers (including fixed account), net	995,583	1,241,647
Transfers for policyowner benefits and terminations	(399,888)	(965,576)
Policyowner maintenance charges	(14,356)	(14,915)
Net increase(decrease) from policyowner transactions	1,101,008	659,657

Total increase(decrease) in net assets	1,007,379	1,061,648
Net assets at beginning of period	5,846,911	4,785,263
Net assets at end of period	$6,854,290	$5,846,911

The accompanying notes are an integral part of these financial statements.

FS-21

MFS				Van Kampen
				Emerging
Strategic		Research		Markets

2015		2015		2015

$380,955		$636,978		$412,769
(69,349)		(259,398)		(542,520)
311,606		377,580		(129,751)

-		267,592		-
(43,449)		241,706		(12,734)
(43,449)		509,298		(12,734)

(447,165)		(3,543,418)		(4,370,564)

$(179,008)		$(2,656,540)		$(4,513,049)

Strategic		Research		Emerging Markets

2015	2014	2015	2014	2015	2014

$311,606	$157,547	$377,580	$-	$(129,751)	$(338,641)
(43,449)	42,883	509,298	-	(12,734)	164,495
(447,165)	3,623	(3,543,418)	-	(4,370,564)	(4,461,047)

(179,008)	204,053	(2,656,540)	-	(4,513,049)	(4,635,193)

171,194	129,730	1,039,146	-	2,156,301	2,818,995
(461,470)	(2,050,399)	34,483,569	-	(17,658,944)	29,426,795
(854,313)	(1,160,998)	(1,945,651)	-	(4,178,093)	(4,390,981)
(12,984)	(16,477)	(204,210)	-	(398,938)	(405,562)
(1,157,573)	(3,098,144)	33,372,854	-	(20,079,674)	27,449,247

(1,336,581)	(2,894,091)	30,716,314	-	(24,592,723)	22,814,054
7,248,190	10,142,281	-	-	66,959,156	44,145,102
$5,911,609	$7,248,190	$30,716,314	$-	$42,366,433	$66,959,156

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen

	Intl. Magnum

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$44,475
Mortality and expense risk charge	(29,113)
Net investment income(loss)	15,362

Realized gain(loss) on investments:
Net realized gain distributions	20,885
Net realized gain(loss) on sale of fund shares	(38,918)
Net realized gain(loss)	(18,033)

Change in unrealized appreciation/depreciation	(195,368)

Net increase(decrease) in net assets resulting
from operations	$(198,039)

	Intl. Magnum

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,362	$(7,327)
Net realized gain(loss)	(18,033)	268,523
Net change in unrealized appreciation/depreciation	(195,368)	(219,800)
Net increase(decrease) in net assets resulting
from operations	(198,039)	41,396

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,954	48,729
Subaccounts transfers (including fixed account), net	(148,375)	203,922
Transfers for policyowner benefits and terminations	(275,691)	(410,004)
Policyowner maintenance charges	(6,481)	(8,552)
Net increase(decrease) from policyowner transactions	(392,593)	(165,905)

Total increase(decrease) in net assets	(590,632)	(124,509)
Net assets at beginning of period	2,981,618	3,106,127
Net assets at end of period	$2,390,986	$2,981,618

The accompanying notes are an integral part of these financial statements.

FS-23

Van Kampen		Calvert
U.S. Real
Estate		Balanced		Mid Cap

2015		2015		2015

$266,693		$7,179		$-
(204,674)		(65,357)		(35,441)
62,019		(58,178)		(35,441)

-		25,820		102,671
854,945		78,318		52,690
854,945		104,138		155,361

(734,281)		(249,366)		(239,965)

$182,683		$(203,406)		$(120,045)

U.S. Real Estate		Balanced		Mid Cap

2015	2014	2015	2014	2015	2014

$62,019	$74,491	$(58,178)	$35,416	$(35,441)	$(36,452)
854,945	531,048	104,138	503,076	155,361	881,431
(734,281)	3,878,835	(249,366)	(45,527)	(239,965)	(618,923)

182,683	4,484,374	(203,406)	492,965	(120,045)	226,056

1,610,154	1,429,969	382,287	258,678	-	-
(1,262,917)	416,322	(64,660)	445,296	(92,128)	(62,849)
(1,128,111)	(1,536,182)	(573,081)	(404,959)	(319,495)	(898,831)
(37,079)	(36,000)	(11,758)	(11,739)	(9,380)	(10,029)
(817,953)	274,109	(267,212)	287,276	(421,003)	(971,709)

(635,270)	4,758,483	(470,618)	780,241	(541,048)	(745,653)
20,621,123	15,862,640	6,380,954	5,600,713	3,580,151	4,325,804
$19,985,853	$20,621,123	$5,910,336	$6,380,954	$3,039,103	$3,580,151

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Income &
	Growth

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$902,349
Mortality and expense risk charge	(378,369)
Net investment income(loss)	523,980

Realized gain(loss) on investments:
Net realized gain distributions	1,118,298
Net realized gain(loss) on sale of fund shares	233,622
Net realized gain(loss)	1,351,920

Change in unrealized appreciation/depreciation	(5,693,231)

Net increase(decrease) in net assets resulting
from operations	$(3,817,331)

	Income & Growth

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$523,980	$136,468
Net realized gain(loss)	1,351,920	655,344
Net change in unrealized appreciation/depreciation	(5,693,231)	693,616
Net increase(decrease) in net assets resulting
from operations	(3,817,331)	1,485,428

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,866,411	711,017
Subaccounts transfers (including fixed account), net	49,518,678	169,300
Transfers for policyowner benefits and terminations	(3,269,673)	(1,532,660)
Policyowner maintenance charges	(269,768)	(35,410)
Net increase(decrease) from policyowner transactions	47,845,648	(687,753)

Total increase(decrease) in net assets	44,028,317	797,675
Net assets at beginning of period	13,985,959	13,188,284
Net assets at end of period	$58,014,276	$13,985,959

The accompanying notes are an integral part of these financial statements.

FS-25

American Century		AIM
Mid Cap		Intl.
Value		Growth		Global

2015		2015		2015

$108,380		$588,748		$1,600,740
(64,473)		(406,710)		(414,155)
43,907		182,038		1,186,585

300,175		-		-
117,005		1,674,889		1,020,471
417,180		1,674,889		1,020,471

(629,307)		(2,696,681)		(3,291,563)

$(168,220)		$(839,754)		$(1,084,507)

Mid Cap Value		Intl. Growth		Global

2015	2014	2015	2014	2015	2014

$43,907	$9,652	$182,038	$322,857	$1,186,585	$226,754
417,180	377,948	1,674,889	301,840	1,020,471	2,259,270
(629,307)	338,922	(2,696,681)	(1,174,818)	(3,291,563)	3,502,950

(168,220)	726,522	(839,754)	(550,121)	(1,084,507)	5,988,974

477,660	604,387	1,826,485	2,199,299	1,720,547	1,970,527
(109,132)	2,395,618	(7,236,205)	7,646,910	4,747,600	(9,462,591)
(445,596)	(409,380)	(2,855,039)	(2,874,706)	(3,013,704)	(2,864,676)
(14,060)	(11,822)	(320,207)	(354,443)	(348,643)	(361,053)
(91,128)	2,578,803	(8,584,966)	6,617,060	3,105,800	(10,717,793)

(259,348)	3,305,325	(9,424,720)	6,066,939	2,021,293	(4,728,819)
6,449,190	3,143,865	46,723,484	40,656,545	41,403,600	46,132,419
$6,189,842	$6,449,190	$37,298,764	$46,723,484	$43,424,893	$41,403,600

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global Value

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$61,332
Mortality and expense risk charge	(50,086)
Net investment income(loss)	11,246

Realized gain(loss) on investments:
Net realized gain distributions	158,550
Net realized gain(loss) on sale of fund shares	(153,420)
Net realized gain(loss)	5,130

Change in unrealized appreciation/depreciation	(114,254)

Net increase(decrease) in net assets resulting
from operations	$(97,878)

	Global Value

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11,246	$43,910
Net realized gain(loss)	5,130	(140,519)
Net change in unrealized appreciation/depreciation	(114,254)	84,166
Net increase(decrease) in net assets resulting
from operations	(97,878)	(12,443)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	190,594	187,453
Subaccounts transfers (including fixed account), net	(32,242)	16,991
Transfers for policyowner benefits and terminations	(718,998)	(839,786)
Policyowner maintenance charges	(8,297)	(9,314)
Net increase(decrease) from policyowner transactions	(568,943)	(644,656)

Total increase(decrease) in net assets	(666,821)	(657,099)
Net assets at beginning of period	4,825,858	5,482,957
Net assets at end of period	$4,159,037	$4,825,858

The accompanying notes are an integral part of these financial statements.

FS-27

AIM		Summit
Mid Cap		S&P		Russell
Growth		MidCap		Small Cap

2015		2015		2015

$-		$65,084		$55,388
(27,316)		(735,232)		(392,144)
(27,316)		(670,148)		(336,756)

198,460		1,141,669		1,006,994
144,389		2,038,653		764,142
342,849		3,180,322		1,771,136

(329,749)		(5,083,747)		(3,679,164)

$(14,216)		$(2,573,573)		$(2,244,784)

Mid Cap Growth		S&P MidCap		Russell Small Cap

2015	2014	2015	2014	2015	2014

$(27,316)	$(24,913)	$(670,148)	$(78,229)	$(336,756)	$(183,528)
342,849	84,342	3,180,322	10,909,860	1,771,136	7,433,434
(329,749)	93,978	(5,083,747)	(4,919,240)	(3,679,164)	(5,781,225)

(14,216)	153,407	(2,573,573)	5,912,391	(2,244,784)	1,468,681

118,798	47,795	2,757,390	2,199,136	1,697,343	1,695,663
328,000	(85,610)	1,501,841	(9,783,665)	(1,353,576)	2,416,327
(307,433)	(170,865)	(6,192,586)	(6,077,002)	(3,329,120)	(3,693,352)
(5,013)	(5,066)	(386,294)	(421,422)	(174,488)	(207,588)
134,352	(213,746)	(2,319,649)	(14,082,953)	(3,159,841)	211,050

120,136	(60,339)	(4,893,222)	(8,170,562)	(5,404,625)	1,679,731
2,349,872	2,410,211	72,101,967	80,272,529	39,739,072	38,059,341
$2,470,008	$2,349,872	$67,208,745	$72,101,967	$34,334,447	$39,739,072

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$19,302
Mortality and expense risk charge	(354,926)
Net investment income(loss)	(335,624)

Realized gain(loss) on investments:
Net realized gain distributions	601,576
Net realized gain(loss) on sale of fund shares	1,818,835
Net realized gain(loss)	2,420,411

Change in unrealized appreciation/depreciation	698,155

Net increase(decrease) in net assets resulting
from operations	$2,782,942

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(335,624)	$26,006
Net realized gain(loss)	2,420,411	8,438,519
Net change in unrealized appreciation/depreciation	698,155	(2,484,832)
Net increase(decrease) in net assets resulting
from operations	2,782,942	5,979,693

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,745,691	1,797,038
Subaccounts transfers (including fixed account), net	(951,417)	(10,368,251)
Transfers for policyowner benefits and terminations	(2,588,399)	(2,755,594)
Policyowner maintenance charges	(242,545)	(281,499)
Net increase(decrease) from policyowner transactions	(1,036,670)	(11,608,306)

Total increase(decrease) in net assets	1,746,272	(5,628,613)
Net assets at beginning of period	35,328,780	40,957,393
Net assets at end of period	$37,075,052	$35,328,780

The accompanying notes are an integral part of these financial statements.

FS-29

Summit
EAFE		Natural
Intl.		Resources		S&P 500

2015		2015		2015

$188,390		$102,773		$188,444
(720,440)		(330,384)		(991,824)
(532,050)		(227,611)		(803,380)

-		56,836		1,699,757
778,955		(751,938)		1,868,796
778,955		(695,102)		3,568,553

(1,886,282)		(8,465,998)		(3,347,102)

$(1,639,377)		$(9,388,711)		$(581,929)

EAFE Intl.		Natural Resources		S&P 500

2015	2014	2015	2014	2015	2014

$(532,050)	$1,328,941	$(227,611)	$(351,182)	$(803,380)	$366,851
778,955	454,938	(695,102)	268,296	3,568,553	16,950,410
(1,886,282)	(8,186,513)	(8,465,998)	(6,562,511)	(3,347,102)	(6,826,985)

(1,639,377)	(6,402,634)	(9,388,711)	(6,645,397)	(581,929)	10,490,276

2,843,154	2,909,548	1,348,204	1,821,485	3,848,036	2,924,414
486,390	24,837,298	2,527,754	2,766,748	20,408,671	(17,925,639)
(5,450,909)	(4,686,231)	(2,417,428)	(2,554,793)	(7,967,125)	(9,131,917)
(629,917)	(582,368)	(288,114)	(329,578)	(493,632)	(484,608)
(2,751,282)	22,478,247	1,170,416	1,703,862	15,795,950	(24,617,750)

(4,390,659)	16,075,613	(8,218,295)	(4,941,535)	15,214,021	(14,127,474)
75,130,448	59,054,835	37,351,067	42,292,602	85,421,883	99,549,357
$70,739,789	$75,130,448	$29,132,772	$37,351,067	$100,635,904	$85,421,883

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Zenith

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$55,716
Mortality and expense risk charge	(547,269)
Net investment income(loss)	(491,553)

Realized gain(loss) on investments:
Net realized gain distributions	1,263,108
Net realized gain(loss) on sale of fund shares	19,192,333
Net realized gain(loss)	20,455,441

Change in unrealized appreciation/depreciation	(21,286,981)

Net increase(decrease) in net assets resulting
from operations	$(1,323,093)

	Zenith

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(491,553)	$288,439
Net realized gain(loss)	20,455,441	13,640,854
Net change in unrealized appreciation/depreciation	(21,286,981)	(7,912,638)
Net increase(decrease) in net assets resulting
from operations	(1,323,093)	6,016,655

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,127,883	2,380,600
Subaccounts transfers (including fixed account), net	(44,825,578)	(5,979,057)
Transfers for policyowner benefits and terminations	(4,760,866)	(7,306,370)
Policyowner maintenance charges	(218,686)	(467,828)
Net increase(decrease) from policyowner transactions	(48,677,247)	(11,372,655)

Total increase(decrease) in net assets	(50,000,340)	(5,356,000)
Net assets at beginning of period	76,945,918	82,301,918
Net assets at end of period	$26,945,578	$76,945,918

The accompanying notes are an integral part of these financial statements.

FS-31

Summit

Barclays		Growth		Mod. Growth

2015		2015		2015

$179,714		$1,285,994		$542,939
(1,242,451)		(917,331)		(418,609)
(1,062,737)		368,663		124,330

-		30,375		85,201
201,941		58,892		4,450
201,941		89,267		89,651

(216,939)		(5,613,967)		(2,353,967)

$(1,077,735)		$(5,156,037)		$(2,139,986)

Barclays		Growth		Mod. Growth

2015	2014	2015	2014	2015	2014

$(1,062,737)	$1,917,478	$368,663	$293,768	$124,330	$126,794
201,941	353,454	89,267	50,243	89,651	392,407
(216,939)	4,658,685	(5,613,967)	1,988,149	(2,353,967)	508,044

(1,077,735)	6,929,617	(5,156,037)	2,332,160	(2,139,986)	1,027,245

3,452,273	4,296,551	22,426,157	26,710,153	15,256,615	15,467,852
(4,372,888)	(11,291,391)	19,231,555	25,773,516	15,673,100	3,395,417
(10,697,947)	(9,411,943)	(2,390,067)	(1,997,180)	(1,205,857)	(374,494)
(1,086,390)	(1,282,943)	(1,317,367)	(641,454)	(582,893)	(248,644)
(12,704,952)	(17,689,726)	37,950,278	49,845,035	29,140,965	18,240,131

(13,782,687)	(10,760,109)	32,794,241	52,177,195	27,000,979	19,267,376
134,830,121	145,590,230	73,240,741	21,063,546	28,175,219	8,907,843
$121,047,434	$134,830,121	$106,034,982	$73,240,741	$55,176,198	$28,175,219

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,083,629
Mortality and expense risk charge	(762,862)
Net investment income(loss)	320,767

Realized gain(loss) on investments:
Net realized gain distributions	502,426
Net realized gain(loss) on sale of fund shares	162,770
Net realized gain(loss)	665,196

Change in unrealized appreciation/depreciation	(2,677,103)

Net increase(decrease) in net assets resulting
from operations	$(1,691,140)

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$320,767	$352,802
Net realized gain(loss)	665,196	550,012
Net change in unrealized appreciation/depreciation	(2,677,103)	1,024,598
Net increase(decrease) in net assets resulting
from operations	(1,691,140)	1,927,412

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,860,189	7,451,146
Subaccounts transfers (including fixed account), net	1,369,781	67,601,553
Transfers for policyowner benefits and terminations	(4,907,725)	(2,536,002)
Policyowner maintenance charges	(871,167)	(540,045)
Net increase(decrease) from policyowner transactions	451,078	71,976,652

Total increase(decrease) in net assets	(1,240,062)	73,904,064
Net assets at beginning of period	80,402,473	6,498,409
Net assets at end of period	$79,162,411	$80,402,473

The accompanying notes are an integral part of these financial statements.

FS-33

Third Avenue		Dreyfus		Scudder
				Small
Value		MidCap		Mid Value

2015		2015		2015

$525,624		$17,366		$10,698
(169,218)		(40,081)		(38,395)
356,406		(22,715)		(27,697)

-		619,793		307,298
(235,485)		122,346		242,192
(235,485)		742,139		549,490

(1,660,656)		(858,310)		(658,082)

$(1,539,735)		$(138,886)		$(136,289)

Value		MidCap		Small Mid Value

2015	2014	2015	2014	2015	2014

$356,406	$344,853	$(22,715)	$(9,119)	$(27,697)	$4,839
(235,485)	(147,345)	742,139	285,314	549,490	1,586,316
(1,660,656)	443,659	(858,310)	116,172	(658,082)	(1,336,958)

(1,539,735)	641,167	(138,886)	392,367	(136,289)	254,197

373,552	211,902	330,440	158,699	322,604	404,385
(220,755)	(676,575)	(11,581)	(68,539)	22,842	(4,358,697)
(2,237,301)	(2,305,354)	(448,003)	(566,701)	(263,297)	(559,336)
(33,991)	(41,770)	(9,806)	(11,626)	(7,199)	(12,398)
(2,118,495)	(2,811,797)	(138,950)	(488,167)	74,950	(4,526,046)

(3,658,230)	(2,170,630)	(277,836)	(95,800)	(61,339)	(4,271,849)
17,614,301	19,784,931	3,984,836	4,080,636	3,669,501	7,941,350
$13,956,071	$17,614,301	$3,707,000	$3,984,836	$3,608,162	$3,669,501

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,824
Mortality and expense risk charge	(4,951)
Net investment income(loss)	(1,127)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	17,130
Net realized gain(loss)	17,130

Change in unrealized appreciation/depreciation	(26,801)

Net increase(decrease) in net assets resulting
from operations	$(10,798)

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,127)	$148
Net realized gain(loss)	17,130	23,530
Net change in unrealized appreciation/depreciation	(26,801)	(25,620)
Net increase(decrease) in net assets resulting
from operations	(10,798)	(1,942)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	47,807	67,795
Subaccounts transfers (including fixed account), net	22,361	(17,771)
Transfers for policyowner benefits and terminations	(46,886)	(33,233)
Policyowner maintenance charges	(1,134)	(1,289)
Net increase(decrease) from policyowner transactions	22,148	15,502

Total increase(decrease) in net assets	11,350	13,560
Net assets at beginning of period	495,197	481,637
Net assets at end of period	$506,547	$495,197

The accompanying notes are an integral part of these financial statements.

FS-35

Neuberger Berman		T. Rowe		Pimco

Regency		Blue Chip		Total Return

2015		2015		2015

$9,941		$-		$1,688,542
(14,205)		(329,488)		(523,211)
(4,264)		(329,488)		1,165,331

29,624		-		177,741
64,194		2,201,802		(112,358)
93,818		2,201,802		65,383

(211,090)		1,127,926		(1,179,588)

$(121,536)		$3,000,240		$51,126

Regency		Blue Chip		Total Return

2015	2014	2015	2014	2015	2014

$(4,264)	$(799)	$(329,488)	$(379,055)	$1,165,331	$1,329,070
93,818	120,062	2,201,802	10,326,237	65,383	92,018
(211,090)	44,681	1,127,926	(7,436,615)	(1,179,588)	2,356,381

(121,536)	163,944	3,000,240	2,510,567	51,126	3,777,469

119,376	125,808	2,663,253	2,139,284	2,402,187	4,160,931
(61,935)	214,034	2,523,362	(20,812,687)	(81,901,798)	(21,157,346)
(161,400)	(163,543)	(2,573,567)	(2,647,905)	(4,184,161)	(7,361,096)
(3,731)	(4,040)	(207,304)	(274,800)	(369,984)	(960,709)
(107,690)	172,259	2,405,744	(21,596,108)	(84,053,756)	(25,318,220)

(229,226)	336,203	5,405,984	(19,085,541)	(84,002,630)	(21,540,751)
1,399,915	1,063,712	30,995,948	50,081,489	100,571,275	122,112,026
$1,170,689	$1,399,915	$36,401,932	$30,995,948	$16,568,645	$100,571,275

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$464,790
Mortality and expense risk charge	(131,791)
Net investment income(loss)	332,999

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(29,070)
Net realized gain(loss)	(29,070)

Change in unrealized appreciation/depreciation	(387,479)

Net increase(decrease) in net assets resulting
from operations	$(83,550)

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$332,999	$22,876
Net realized gain(loss)	(29,070)	(2,644)
Net change in unrealized appreciation/depreciation	(387,479)	(122,163)
Net increase(decrease) in net assets resulting
from operations	(83,550)	(101,931)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	538,606	275,169
Subaccounts transfers (including fixed account), net	(199,874)	14,739,578
Transfers for policyowner benefits and terminations	(1,238,693)	(602,526)
Policyowner maintenance charges	(126,401)	(79,705)
Net increase(decrease) from policyowner transactions	(1,026,362)	14,332,516

Total increase(decrease) in net assets	(1,109,912)	14,230,585
Net assets at beginning of period	14,230,585	-
Net assets at end of period	$13,120,673	$14,230,585

The accompanying notes are an integral part of these financial statements.

FS-37

Ibbotson

Balanced		Growth		Income

2015		2015		2015

$22,819		$11,582		$23,353
(18,063)		(8,994)		(15,218)
4,756		2,588		8,135

42,695		13,321		58,280
5,916		22,397		6,476
48,611		35,718		64,756

(114,245)		(69,273)		(108,438)

$(60,878)		$(30,967)		$(35,547)

Balanced		Growth		Income

2015	2014	2015	2014	2015	2014

$4,756	$3,088	$2,588	$886	$8,135	$1,236
48,611	63,086	35,718	11,414	64,756	40,645
(114,245)	8,275	(69,273)	22,868	(108,438)	(8,995)

(60,878)	74,449	(30,967)	35,168	(35,547)	32,886

84,994	72,124	87,276	12,906	16,096	19,402
(265,502)	275,562	44,514	112,610	273,361	292,336
(48,866)	(194,310)	(203,630)	(61,172)	(138,650)	(417,306)
(5,132)	(5,194)	(3,111)	(3,280)	(3,194)	(3,605)
(234,506)	148,182	(74,951)	61,064	147,613	(109,173)

(295,384)	222,631	(105,918)	96,232	112,066	(76,287)
1,840,917	1,618,286	985,261	889,029	1,384,886	1,461,173
$1,545,533	$1,840,917	$879,343	$985,261	$1,496,952	$1,384,886

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Bond

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,666,433
Mortality and expense risk charge	(446,685)
Net investment income(loss)	3,219,748

Realized gain(loss) on investments:
Net realized gain distributions	238,132
Net realized gain(loss) on sale of fund shares	(464,406)
Net realized gain(loss)	(226,274)

Change in unrealized appreciation/depreciation	(5,456,421)

Net increase(decrease) in net assets resulting
from operations	$(2,462,947)

	Global Bond

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,219,748	$897,948
Net realized gain(loss)	(226,274)	(38,523)
Net change in unrealized appreciation/depreciation	(5,456,421)	(1,601,111)
Net increase(decrease) in net assets resulting
from operations	(2,462,947)	(741,686)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,299,756	1,438,783
Subaccounts transfers (including fixed account), net	(707,580)	49,494,737
Transfers for policyowner benefits and terminations	(3,139,200)	(1,709,035)
Policyowner maintenance charges	(420,846)	(266,041)
Net increase(decrease) from policyowner transactions	(1,967,870)	48,958,444

Total increase(decrease) in net assets	(4,430,817)	48,216,758
Net assets at beginning of period	48,216,758	-
Net assets at end of period	$43,785,941	$48,216,758

The accompanying notes are an integral part of these financial statements.

FS-39

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2015 AND 2014

1.	ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2015, there are sixty-five subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fred Alger Management, Inc.
Company (Advisor)	Alger
Fidelity (Fund Series short cite)	*Balanced
*Equity-Income IC (Subaccount short cite)
*Equity-Income SC	Massachusetts Financial Services
*Equity-Income SC2	Company
*Growth IC	MFS
*Growth SC	*Utilities
*Growth SC2	*New Discovery
*High Income IC	*Total Return
*High Income SC	*Strategic
*High Income SC2	(Commenced August 16, 2013)
*Overseas IC	*Research
*Overseas SC	(Commenced March 27, 2015)
*Overseas SC2
*Asset Mgr. IC	Morgan Stanley Investment
*Asset Mgr. SC	Management Inc.
*Asset Mgr. SC2	Van Kampen
*Inv. Bond IC	*Emerging Markets
*Inv. Bond SC2	*Intl. Magnum (formerly UIF Global Tactical
*Contrafund IC	Asset Allocation Portfolio, Class I)
*Contrafund SC	*U.S. Real Estate
*Contrafund SC2
*Asset Mgr. Gr. IC	Calvert Investment Management, Inc.
*Asset Mgr. Gr. SC	(See Note 3)
*Asset Mgr. Gr. SC2	Calvert
*Mid Cap SC2	*Balanced
*Money Market (formerly Fidelity VIP	*Mid Cap
Money Market Portfolio, Initial Class)
(Commenced September 12, 2013)

FS-40

1.	ORGANIZATION, continued

American Century Investment	Deutsche Investment Management
Management, Inc.	Americas Inc.
American Century	Scudder
*Income & Growth	*Small Mid Value
*Mid Cap Value	*Thematic

Invesco Advisers, Inc.	Neuberger Berman Management LLC
AIM	Neuberger Berman
*Intl. Growth	*Regency
*Global
*Global Value	T. Rowe Price Associates, Inc.
*Mid Cap Growth	T. Rowe
(Commenced April 27, 2012)	*Blue Chip

Calvert Investment Management, Inc.	Pacific Investment Management
(See Note 3)	Company LLC
Summit	Pimco
*S&P MidCap	*Total Return
*Russell Small Cap	*Low Duration
*Nasdaq-100 Index	(Commenced May 1, 2014)
*EAFE Intl.
*Natural Resources	ALPS Advisors, Inc.
*S&P 500	Ibbotson (formerly ALPS Variable Investors
*Zenith	Trust)
*Barclays	*Balanced
*Growth	(Commenced April 29, 2011)
(Commenced May 9, 2013)	*Growth
*Mod. Growth	(Commenced April 29, 2011)
(Commenced May 10, 2013)	*Income
*Moderate	(Commenced April 29, 2011)
(Commenced May 8, 2013)
Franklin Advisers, Inc.
Third Avenue Management LLC	Franklin Templeton
Third Avenue	*Global Bond
*Value	(Commenced May 1, 2014)

The Dreyfus Corporation
Dreyfus
*MidCap

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-41

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-42

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

SUBSEQUENT EVENTS

Effective December 15, 2015, the SEC approved a new variable annuity (Direction VA), which was offered for sale beginning March 1, 2016. There are 63 new subaccounts that did not exist within the Account at December 31, 2015. Beginning March 1, 2016 these new subaccounts could become active and hold assets within the Account.

3.	RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2015 and 2014, as follows:

	Investment Advisory Fee %	Management/ Administrative Fee %
Calvert:
Balanced	.410	.275
Mid Cap	.650	.250
Summit:
S&P MidCap	.300	.100
Russell Small Cap	.350	.100
Nasdaq-100 Index	.350	.100
EAFE Intl.	.560	.100
Natural Resources	.550	.100
S&P 500.250		.100
Zenith	.640	.100
Barclays	.300	.100
Growth	.420	.100
Mod. Growth	.420	.100
Moderate	.420	.100

FS-43

4.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$2,849,507	$3,024,079
Equity-Income SC	316,674	320,729
Equity-Income SC2	2,370,533	2,105,961
Growth IC	761,643	2,038,669
Growth SC	138,942	280,039
Growth SC2	1,121,390	1,398,453
High Income IC	1,647,863	3,000,102
High Income SC	909,933	1,242,292
High Income SC2	5,391,196	19,148,107
Overseas IC	560,639	1,035,424
Overseas SC	85,693	128,122
Overseas SC2	1,520,580	1,620,259
Asset Mgr. IC	1,248,141	2,029,498
Asset Mgr. SC	181,522	164,327
Asset Mgr. SC2	432,438	356,078
Inv. Bond IC	2,236,662	1,700,850
Inv. Bond SC2	80,792,975	7,882,273
Contrafund IC	2,931,682	3,879,887
Contrafund SC	588,612	827,391
Contrafund SC2	5,858,727	21,685,402
Asset Mgr. Gr. IC	27,960	269,214
Asset Mgr. Gr. SC	3,219	59,140
Asset Mgr. Gr. SC2	298,007	50,028
Mid Cap SC2	2,271,970	1,753,990
Money Market	19,458,865	17,967,007

Alger:
Balanced	407,235	1,008,104

MFS:
Utilities	6,003,629	4,730,439
New Discovery	1,527,267	1,717,931
Total Return	1,990,475	541,804
Strategic	743,147	1,589,115
Research	45,911,001	11,892,975

Van Kampen:
Emerging Markets	3,151,774	23,361,199
Intl. Magnum	183,214	539,560
U.S. Real Estate	2,393,551	3,149,485

FS-44

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Calvert:
Balanced	$704,835	$1,004,405
Mid Cap	104,752	458,524

American Century:
Income & Growth	52,632,653	3,144,728
Mid Cap Value	1,561,415	1,308,460

AIM:
Intl. Growth	1,848,155	10,251,083
Global	9,978,445	5,686,060
Global Value	557,822	956,970
Mid Cap Growth	899,321	593,825

Summit:
S&P MidCap	6,071,765	7,919,893
Russell Small Cap	2,863,668	5,353,270
Nasdaq-100 Index	4,631,687	5,402,405
EAFE Intl.	3,705,677	6,989,009
Natural Resources	5,510,425	4,510,784
S&P 500	25,391,889	8,699,562
Zenith	1,660,300	49,565,991
Barclays	4,868,733	18,636,422
Growth	41,426,573	3,077,258
Mod. Growth	30,409,684	1,059,188
Moderate	9,766,046	8,491,776

Third Avenue:
Value	1,905,358	3,667,448

Dreyfus:
MidCap	1,128,950	670,822

Scudder:
Small Mid Value	1,523,999	1,169,448
Thematic	134,839	113,817

Neuberger Berman:
Regency	516,614	598,944

T. Rowe:
Blue Chip	6,945,758	4,869,501

FS-45

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Pimco:
Total Return	$4,224,152	$86,934,836
Low Duration	1,752,497	2,445,860

Ibbotson:
Balanced	258,365	445,421
Growth	153,844	212,885
Income	486,649	272,622

Franklin Templeton:
Global Bond	7,486,553	5,996,544

5.	FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2015, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-46

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2015	46.37	80.39	302,458	19,671,493	3.09	1.25	1.40	(5.30)	(5.15)
2014	48.96	84.75	339,595	23,409,873	2.75	1.25	1.40	7.21	7.37
2013	45.67	78.94	380,758	24,328,384	2.41	1.25	1.40	26.37	26.56
2012	36.14	62.37	435,832	22,044,712	3.04	1.25	1.40	15.67	15.85
2011	31.24	53.84	492,827	21,568,072	2.38	1.25	1.40	(0.43)	(0.28)

Equity-Income SC
2015	49.22	49.22	43,836	2,157,593	3.01	0.95	0.95	(4.99)	(4.99)
2014	51.81	51.81	49,237	2,550,788	2.59	0.95	0.95	7.62	7.62
2013	48.14	48.14	60,518	2,913,170	2.34	0.95	0.95	26.81	26.81
2012	37.96	37.96	68,623	2,605,061	2.74	0.95	0.95	16.08	16.08
2011	32.70	32.70	91,229	2,983,537	2.15	0.95	0.95	(0.09)	(0.09)

Equity-Income SC2
2015	40.94	40.94	261,436	10,704,226	2.89	0.95	0.95	(5.14)	(5.14)
2014	43.16	43.16	286,446	12,363,903	2.56	0.95	0.95	7.46	7.46
2013	40.17	40.17	325,024	13,055,566	2.20	0.85	0.95	26.66	26.66
2012	31.71	31.71	384,142	12,182,020	2.73	0.85	0.85	16.06	16.06
2011	27.32	27.32	475,989	13,005,698	2.22	0.85	0.85	(0.19)	(0.19)

Growth IC
2015	76.73	108.79	175,308	17,426,211	0.26	1.25	1.40	5.69	5.85
2014	72.60	102.78	192,097	18,060,152	0.18	1.25	1.40	9.75	9.92
2013	66.14	93.51	216,725	18,544,710	0.28	1.25	1.40	34.45	34.65
2012	49.20	69.44	250,381	15,965,292	0.57	1.25	1.40	13.09	13.26
2011	43.50	61.31	293,222	16,505,970	0.35	1.25	1.40	(1.18)	(1.04)

Growth SC
2015	81.45	81.45	32,033	2,608,938	0.16	0.95	0.95	6.04	6.04
2014	76.80	76.80	34,544	2,653,157	0.09	0.95	0.95	10.14	10.14
2013	69.73	69.73	42,556	2,967,603	0.19	0.95	0.95	34.92	34.92
2012	51.69	51.69	46,187	2,387,171	0.47	0.95	0.95	13.46	13.46
2011	45.55	45.55	54,933	2,502,417	0.24	0.95	0.95	(0.80)	(0.80)

Growth SC2
2015	61.63	61.63	87,866	5,414,750	0.03	0.95	0.95	5.90	5.90
2014	58.19	58.19	94,829	5,518,443	-	0.95	0.95	9.97	9.97
2013	52.92	52.92	115,952	6,136,123	0.04	0.85	0.95	34.76	34.76
2012	39.27	39.27	142,612	5,600,208	0.33	0.85	0.85	13.43	13.43
2011	34.62	34.62	173,705	6,013,481	0.12	0.85	0.85	(0.87)	(0.87)

FS-47

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2015	17.06	41.42	166,523	4,411,131	5.57	1.25	1.40	(4.96)	(4.82)
2014	17.95	43.51	218,512	6,196,264	5.29	1.25	1.40	(0.25)	(0.10)
2013	17.99	43.56	259,157	7,337,225	5.52	1.25	1.40	4.48	4.63
2012	17.22	41.63	321,881	8,560,111	5.81	1.25	1.40	12.64	12.81
2011	15.29	36.90	344,826	8,168,937	7.05	1.25	1.40	2.59	2.75

High Income SC
2015	18.14	18.14	76,452	1,386,580	5.25	0.95	0.95	(4.66)	(4.66)
2014	19.02	19.02	97,756	1,859,676	4.80	0.95	0.95	0.12	0.12
2013	19.00	19.00	136,033	2,584,692	5.88	0.95	0.95	4.88	4.88
2012	18.12	18.12	144,312	2,614,536	5.33	0.95	0.95	13.11	13.11
2011	16.02	16.02	185,722	2,974,673	7.11	0.95	0.95	2.95	2.95

High Income SC2
2015	13.88	13.88	3,821,490	53,029,004	5.78	0.95	0.95	(4.77)	(4.77)
2014	14.57	14.57	4,936,492	71,934,197	5.47	0.95	0.95	(0.04)	(0.04)
2013	14.58	14.58	5,322,655	77,597,938	5.93	0.85	0.95	4.73	4.73
2012	13.92	13.92	5,114,159	71,187,097	6.25	0.85	0.85	13.00	13.00
2011	12.32	12.32	4,346,195	53,535,566	10.01	0.85	0.85	2.84	2.84

Overseas IC
2015	30.33	36.63	150,409	5,372,672	1.31	1.25	1.40	2.19	2.34
2014	29.68	35.79	164,464	5,746,112	1.26	1.25	1.40	(9.35)	(9.22)
2013	32.75	39.43	192,646	7,404,141	1.36	1.25	1.40	28.63	28.82
2012	25.46	30.61	222,929	6,661,767	1.90	1.25	1.40	19.06	19.24
2011	21.38	25.67	264,400	6,630,626	1.31	1.25	1.40	(18.31)	(18.19)

Overseas SC
2015	32.48	32.48	28,296	919,149	1.26	0.95	0.95	2.51	2.51
2014	31.69	31.69	29,603	937,996	1.11	0.95	0.95	(9.03)	(9.03)
2013	34.83	34.83	39,017	1,358,970	1.21	0.95	0.95	29.15	29.15
2012	26.97	26.97	44,436	1,198,406	1.71	0.95	0.95	19.40	19.40
2011	22.59	22.59	59,458	1,343,011	1.18	0.95	0.95	(18.01)	(18.01)

Overseas SC2
2015	25.23	25.23	339,094	8,554,812	1.15	0.95	0.95	2.32	2.32
2014	24.66	24.66	344,759	8,500,297	1.10	0.95	0.95	(9.16)	(9.16)
2013	27.14	27.14	353,326	9,590,133	1.06	0.85	0.95	28.98	28.98
2012	21.04	21.04	414,317	8,718,746	1.65	0.85	0.85	19.36	19.36
2011	17.63	17.63	493,714	8,704,593	1.13	0.85	0.85	(18.04)	(18.04)

FS-48

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2015	30.14	47.36	254,733	11,433,176	1.51	1.25	1.40	(1.25)	(1.10)
2014	30.52	47.89	292,045	13,237,246	1.45	1.25	1.40	4.37	4.52
2013	29.24	45.81	326,337	14,166,580	1.52	1.25	1.40	14.10	14.27
2012	25.63	40.09	375,655	14,288,851	1.46	1.25	1.40	10.91	11.08
2011	23.10	36.09	438,922	15,035,813	1.84	1.25	1.40	(3.91)	(3.77)

Asset Mgr. SC
2015	31.93	31.93	61,290	1,957,198	1.46	0.95	0.95	(0.92)	(0.92)
2014	32.23	32.23	65,460	2,109,718	1.38	0.95	0.95	4.69	4.69
2013	30.79	30.79	65,990	2,031,548	1.43	0.95	0.95	14.44	14.44
2012	26.90	26.90	71,581	1,925,560	1.37	0.95	0.95	11.36	11.36
2011	24.16	24.16	80,912	1,954,514	1.69	0.95	0.95	(3.60)	(3.60)

Asset Mgr. SC2
2015	25.35	25.35	94,886	2,405,277	1.37	0.95	0.95	(1.00)	(1.00)
2014	25.61	25.61	99,129	2,538,298	1.23	0.95	0.95	4.54	4.54
2013	24.49	24.49	112,456	2,754,400	1.26	0.85	0.95	14.29	14.29
2012	21.43	21.43	135,499	2,903,855	1.22	0.85	0.85	11.28	11.28
2011	19.26	19.26	145,470	2,801,446	1.64	0.85	0.85	(3.63)	(3.63)

Inv. Bond IC
2015	23.19	25.06	376,115	10,077,759	2.65	0.95	1.40	(1.97)	(1.53)
2014	23.65	25.45	359,954	9,872,498	2.03	0.95	1.40	4.36	4.83
2013	22.66	24.28	437,999	11,409,269	2.11	0.95	1.40	(3.14)	(2.70)
2012	23.40	24.96	597,385	15,998,717	2.24	0.95	1.40	4.42	4.89
2011	22.41	23.79	669,626	17,137,916	3.12	0.95	1.40	5.85	6.32

Inv. Bond SC2
2015	20.94	20.94	3,998,481	83,711,805	3.71	0.95	0.95	(1.78)	(1.78)
2014	21.32	21.32	643,181	13,710,249	1.98	0.95	0.95	4.62	4.62
2013	20.37	20.37	679,446	13,843,447	1.97	0.85	0.95	(2.96)	(2.96)
2012	21.00	21.00	883,489	18,549,709	2.10	0.85	0.85	4.71	4.71
2011	20.05	20.05	922,915	18,506,242	2.88	0.85	0.85	6.13	6.13

Contrafund IC
2015	61.82	68.49	314,685	20,863,861	1.00	1.25	1.40	(0.72)	(0.58)
2014	62.27	68.89	358,004	23,896,829	0.95	1.25	1.40	10.39	10.56
2013	56.41	62.31	400,764	24,211,880	1.08	1.25	1.40	29.47	29.66
2012	43.57	48.06	436,400	20,330,652	1.29	1.25	1.40	14.79	14.97
2011	37.96	41.80	503,508	20,419,865	0.96	1.25	1.40	(3.87)	(3.73)

FS-49

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2015	65.67	65.67	79,074	5,192,500	0.89	0.95	0.95	(0.39)	(0.39)
2014	65.92	65.92	90,264	5,950,544	0.85	0.95	0.95	10.76	10.76
2013	59.52	59.52	102,721	6,113,816	0.96	0.95	0.95	29.91	29.91
2012	45.82	45.82	120,522	5,521,758	1.22	0.95	0.95	15.21	15.21
2011	39.77	39.77	138,632	5,513,164	0.85	0.95	0.95	(3.55)	(3.55)

Contrafund SC2
2015	55.98	55.98	548,470	30,703,124	0.64	0.95	0.95	(0.53)	(0.53)
2014	56.28	56.28	892,355	50,220,577	0.62	0.95	0.95	10.61	10.61
2013	50.88	50.88	1,336,003	67,981,329	0.81	0.85	0.95	29.76	29.76
2012	39.21	39.21	1,503,230	58,947,280	1.46	0.85	0.85	15.16	15.16
2011	34.05	34.05	791,378	26,948,718	0.75	0.85	0.85	(3.60)	(3.60)

Asset Mgr. Gr. IC
2015	25.37	32.08	44,393	1,318,017	1.14	1.25	1.40	(1.31)	(1.16)
2014	25.71	32.46	52,014	1,565,900	1.04	1.25	1.40	4.41	4.56
2013	24.62	31.04	58,686	1,686,779	1.01	1.25	1.40	20.72	20.90
2012	20.40	25.67	65,961	1,569,371	1.34	1.25	1.40	13.84	14.02
2011	17.92	22.52	78,422	1,638,411	1.58	1.25	1.40	(7.47)	(7.33)

Asset Mgr. Gr. SC
2015	26.84	26.84	9,713	260,670	1.06	0.95	0.95	(0.97)	(0.97)
2014	27.10	27.10	11,686	316,713	0.99	0.95	0.95	4.75	4.75
2013	25.87	25.87	12,402	320,876	0.89	0.95	0.95	21.18	21.18
2012	21.35	21.35	13,436	286,843	1.26	0.95	0.95	14.24	14.24
2011	18.69	18.69	16,312	304,829	1.47	0.95	0.95	(7.15)	(7.15)

Asset Mgr. Gr. SC2
2015	21.47	21.47	37,287	800,645	1.27	0.95	0.95	(1.13)	(1.13)
2014	21.72	21.72	26,061	565,957	0.79	0.95	0.95	4.56	4.56
2013	20.77	20.77	28,579	593,601	0.60	0.85	0.95	20.98	20.98
2012	17.17	17.17	36,824	632,224	1.09	0.85	0.85	14.14	14.14
2011	15.04	15.04	40,437	608,267	1.22	0.85	0.85	(7.25)	(7.25)

Mid Cap SC2
2015	42.92	44.21	143,219	6,330,803	0.25	0.95	1.40	(2.99)	(2.56)
2014	44.25	45.37	148,623	6,740,457	0.02	0.95	1.40	4.56	5.03
2013	42.32	43.19	160,455	6,933,278	0.15	0.85	1.40	33.99	34.59
2012	31.58	32.22	497,882	16,023,076	0.47	0.85	1.40	12.97	13.59
2011	27.96	28.37	359,957	10,195,147	0.02	0.85	1.40	(12.09)	(11.60)

FS-50

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2015	0.97	0.98	25,435,279	24,848,474	0.03	0.95	1.40	(1.36)	(0.92)
2014	0.98	0.99	23,666,569	23,356,617	0.01	0.95	1.40	(1.38)	(0.93)
2013	1.00	1.00	47,420,323	47,288,935	-	0.95	1.40	(0.23)	(0.18)
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Alger:
Balanced
2015	23.12	24.98	257,438	7,480,339	2.00	0.95	1.40	0.06	0.51
2014	23.10	24.85	280,315	8,121,128	1.96	0.95	1.40	7.92	8.40
2013	21.41	22.93	293,565	7,885,013	1.12	0.85	1.40	13.68	14.19
2012	17.68	18.83	364,454	8,500,567	1.42	0.85	1.40	4.75	5.33
2011	16.78	17.98	430,306	9,491,525	2.84	0.85	1.40	(1.36)	(0.81)

MFS:
Utilities
2015	58.75	63.54	499,129	29,827,253	4.19	0.95	1.40	(15.70)	(15.32)
2014	69.70	75.04	529,523	37,573,477	2.09	0.95	1.40	11.17	11.67
2013	62.70	67.20	550,983	35,174,566	2.35	0.85	1.40	18.85	19.38
2012	49.84	52.75	583,211	31,367,042	6.76	0.85	1.40	11.90	12.52
2011	44.29	47.14	656,442	31,536,267	3.16	0.85	1.40	5.31	5.88

New Discovery
2015	29.38	31.58	216,618	6,685,386	-	0.95	1.40	(3.25)	(2.81)
2014	30.37	32.50	227,703	7,238,107	-	0.95	1.40	(8.54)	(8.13)
2013	33.21	35.37	288,808	10,020,771	-	0.85	1.40	39.56	40.19
2012	23.79	25.04	244,151	6,033,089	-	0.85	1.40	19.54	20.20
2011	19.91	20.83	297,467	6,127,894	-	0.85	1.40	(11.51)	(11.02)

Total Return
2015	24.88	27.25	252,440	6,854,290	2.66	0.95	1.40	(1.75)	(1.31)
2014	25.32	27.62	212,390	5,846,911	1.92	0.95	1.40	6.99	7.48
2013	24.97	25.70	186,570	4,785,263	1.81	0.85	1.40	17.40	17.92
2012	21.12	21.80	106,766	2,322,594	2.76	0.85	1.40	9.11	10.31
2011	19.36	19.76	125,046	2,467,941	2.68	0.85	1.40	0.14	0.91

Strategic
2015	10.14	10.25	578,034	5,911,609	5.68	0.95	1.40	(3.21)	(2.78)
2014	10.47	10.54	688,529	7,248,190	3.05	0.95	1.40	1.84	2.30
2013	10.29	10.30	984,914	10,142,281	3.24	0.95	1.40	2.14	2.31
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

FS-51

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2015	14.12	14.17	2,167,785	30,716,314	1.81	0.95	1.40	(9.12)	(8.81)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2015	19.58	21.17	2,281,214	42,366,433	0.74	0.95	1.40	(11.93)	(11.53)
2014	22.23	23.93	3,191,408	66,959,156	0.40	0.95	1.40	(5.81)	(5.39)
2013	23.60	25.29	1,979,508	44,145,102	1.18	0.85	1.40	(2.40)	(1.96)
2012	22.44	24.18	1,750,572	39,928,290	-	0.85	1.40	18.28	18.93
2011	18.86	20.45	2,224,535	42,639,116	0.43	0.85	1.40	(19.35)	(18.90)

Intl. Magnum
2015	14.54	15.78	154,455	2,390,986	1.64	0.95	1.40	(7.69)	(7.28)
2014	15.75	17.02	178,440	2,981,618	0.84	0.95	1.40	0.74	1.19
2013	15.64	16.82	187,568	3,106,127	0.11	0.85	1.40	14.34	14.85
2012	13.68	14.58	213,111	3,075,787	2.06	0.85	1.40	12.26	12.88
2011	12.18	12.91	292,750	3,749,181	1.32	0.85	1.40	(5.01)	(4.49)

U.S. Real Estate
2015	47.19	50.99	414,791	19,985,853	1.33	0.95	1.40	0.75	1.21
2014	46.84	50.39	432,504	20,621,123	1.44	0.95	1.40	27.92	28.50
2013	36.61	39.21	426,860	15,862,640	1.05	0.85	1.40	0.64	1.09
2012	36.38	36.42	495,100	18,270,066	0.87	0.85	1.40	14.22	14.85
2011	31.71	31.85	526,288	16,939,608	0.84	0.85	1.40	4.45	5.03

Calvert:
Balanced
2015	2.99	3.19	1,916,822	5,910,336	0.11	0.95	1.40	(3.55)	(3.11)
2014	3.10	3.29	2,002,676	6,380,954	1.63	0.95	1.40	8.08	8.57
2013	2.87	3.03	1,906,691	5,600,713	1.08	0.85	1.40	16.37	16.89
2012	2.46	2.53	1,934,538	4,865,429	1.20	0.85	1.40	8.97	9.57
2011	2.26	2.31	2,038,955	4,687,067	1.31	0.85	1.40	3.12	3.68

Mid Cap
2015	51.12	54.83	58,339	3,039,103	-	0.95	1.40	(4.62)	(4.19)
2014	53.60	57.23	65,795	3,580,151	-	0.95	1.40	6.59	7.07
2013	50.28	53.45	85,137	4,325,804	-	0.85	1.40	28.10	28.68
2012	39.25	39.42	93,674	3,700,490	-	0.85	1.40	15.13	15.76
2011	34.05	34.09	111,847	3,820,426	-	0.85	1.40	0.91	1.47

FS-52

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Income & Growth
2015	11.40	12.28	4,665,192	58,014,276	2.31	0.95	1.40	(6.93)	(6.51)
2014	12.25	13.13	1,064,616	13,985,959	2.03	0.95	1.40	10.94	11.44
2013	11.04	11.79	1,117,071	13,188,284	2.21	0.85	1.40	33.94	34.54
2012	8.24	8.91	1,205,791	10,599,218	2.07	0.85	1.40	13.15	13.77
2011	7.28	7.83	1,401,620	10,833,078	1.55	0.85	1.40	1.69	2.24

Mid Cap Value
2015	19.26	24.38	253,980	6,189,842	1.66	0.95	1.40	(2.79)	(2.36)
2014	24.25	24.97	258,142	6,449,190	1.17	0.95	1.40	14.81	15.33
2013	21.12	21.65	145,142	3,143,865	1.24	0.85	1.40	28.31	28.89
2012	15.51	16.86	121,502	2,041,210	2.03	0.85	1.40	14.71	15.34
2011	14.35	14.62	116,397	1,695,775	1.34	0.85	1.40	(2.07)	(1.53)

AIM:
Intl. Growth
2015	34.78	35.78	1,038,514	37,298,764	1.39	0.95	1.40	(3.70)	(3.26)
2014	36.11	36.99	1,258,114	46,723,484	1.69	0.95	1.40	(1.06)	(0.61)
2013	36.50	37.22	1,087,955	40,656,545	1.24	0.85	1.40	17.36	17.89
2012	31.10	31.72	1,099,799	34,853,649	1.51	0.85	1.40	13.92	14.55
2011	27.30	27.69	1,083,001	29,963,281	0.25	0.85	1.40	(8.03)	(7.53)

Global
2015	18.07	18.61	2,326,173	43,424,893	3.71	0.95	1.40	(2.85)	(2.41)
2014	18.60	19.07	2,164,239	41,403,600	1.47	0.95	1.40	13.03	13.54
2013	16.45	16.79	2,737,592	46,132,419	4.06	0.85	1.40	1.29	1.74
2012	16.24	16.57	2,308,377	38,223,970	0.59	0.85	1.40	26.34	27.03
2011	12.86	13.04	2,022,448	26,367,539	5.78	0.85	1.40	(7.80)	(7.29)

Global Value
2015	17.73	19.23	236,132	4,159,037	1.32	0.95	1.40	(2.79)	(2.35)
2014	18.24	19.70	266,972	4,825,858	1.93	0.95	1.40	(0.71)	(0.26)
2013	18.37	19.75	302,122	5,482,957	1.87	0.85	1.40	20.81	21.35
2012	14.49	15.20	366,108	5,480,493	2.51	0.85	1.40	12.16	12.78
2011	12.85	13.55	414,342	5,496,827	3.37	0.85	1.40	(12.12)	(11.64)

Mid Cap Growth
2015	5.58	5.67	436,704	2,470,008	-	0.95	1.40	(0.20)	0.25
2014	5.59	5.66	416,185	2,349,872	-	0.95	1.40	6.54	7.02
2013	5.25	5.29	456,351	2,410,211	0.42	0.85	1.40	35.12	35.72
2012	3.88	3.90	467,992	1,822,740	-	0.85	1.40	(2.65)	(2.29)
2011	-	-	-	-	-	-	-	-	-

FS-53

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit:
S&P MidCap
2015	29.42	31.42	2,173,826	67,208,745	0.09	0.95	1.40	(4.03)	(3.60)
2014	30.66	32.59	2,250,805	72,101,967	0.93	0.95	1.40	7.74	8.22
2013	28.45	30.11	2,701,724	80,272,529	0.94	0.85	1.40	30.98	31.57
2012	21.72	23.31	2,670,184	60,016,048	0.95	0.85	1.40	15.67	16.31
2011	18.78	20.04	2,890,381	55,847,030	0.73	0.85	1.40	(3.59)	(3.06)

Russell Small Cap
2015	20.15	22.49	1,586,809	34,334,447	0.15	0.95	1.40	(6.51)	(6.09)
2014	21.55	23.95	1,723,070	39,739,072	0.56	0.95	1.40	2.71	3.17
2013	20.98	23.21	1,689,359	38,059,341	0.75	0.85	1.40	35.98	36.59
2012	15.43	16.52	1,870,835	30,860,638	1.04	0.85	1.40	13.89	14.52
2011	13.55	14.43	1,728,186	24,902,841	0.41	0.85	1.40	(6.20)	(5.68)

Nasdaq-100 Index
2015	10.78	11.53	3,175,477	37,075,052	0.05	0.95	1.40	7.56	8.04
2014	10.02	10.67	3,265,833	35,328,780	1.04	0.95	1.40	17.02	17.54
2013	8.57	9.08	4,447,908	40,957,393	0.78	0.85	1.40	34.17	34.77
2012	6.38	6.87	5,027,305	34,326,481	0.72	0.85	1.40	15.98	16.62
2011	5.51	5.89	4,698,115	27,519,976	0.26	0.85	1.40	1.59	2.16

EAFE Intl.
2015	81.27	84.07	837,422	70,739,789	0.25	0.95	1.40	(2.98)	(2.54)
2014	83.77	86.26	866,749	75,130,448	2.89	0.95	1.40	(7.73)	(7.32)
2013	90.79	93.07	631,451	59,054,835	2.33	0.85	1.40	19.07	19.60
2012	76.25	78.25	677,970	52,998,528	2.41	0.85	1.40	15.69	16.33
2011	65.92	67.26	674,035	45,301,334	2.28	0.85	1.40	(13.92)	(13.44)

Natural Resources
2015	30.33	31.40	923,547	29,132,772	0.30	0.95	1.40	(25.90)	(25.57)
2014	40.93	42.19	881,363	37,351,067	0.10	0.95	1.40	(16.79)	(16.42)
2013	49.19	50.47	834,112	42,292,602	-	0.85	1.40	(0.67)	(0.23)
2012	49.52	50.85	578,932	29,395,934	0.02	0.85	1.40	3.44	4.01
2011	47.88	48.89	499,380	24,382,853	0.36	0.85	1.40	(11.37)	(10.88)

S&P 500
2015	138.01	142.45	708,560	100,635,904	0.20	0.95	1.40	(0.42)	0.03
2014	138.59	142.41	602,156	85,421,883	1.46	0.95	1.40	11.64	12.15
2013	124.14	126.99	785,272	99,549,357	1.93	0.85	1.40	30.04	30.63
2012	95.46	97.66	733,014	71,259,014	1.87	0.85	1.40	13.94	14.57
2011	83.78	85.24	694,857	58,985,591	2.06	0.85	1.40	0.32	0.88

FS-54

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Zenith
2015	97.89	101.04	270,663	26,945,578	0.11	0.95	1.40	(7.89)	(7.47)
2014	106.27	109.20	706,637	76,945,918	1.41	0.95	1.40	7.37	7.85
2013	98.98	101.25	814,262	82,301,918	1.64	0.85	1.40	30.54	31.13
2012	75.82	77.57	894,730	69,016,380	1.89	0.85	1.40	15.42	16.06
2011	65.69	66.84	894,827	59,518,731	1.80	0.85	1.40	(3.04)	(2.51)

Barclays
2015	57.91	59.39	2,033,508	121,047,434	0.14	0.95	1.40	(1.35)	(0.90)
2014	58.71	59.94	2,244,268	134,830,121	2.32	0.95	1.40	4.47	4.94
2013	56.20	57.12	2,542,200	145,590,230	2.41	0.85	1.40	(4.15)	(3.72)
2012	58.63	59.48	2,332,547	138,695,919	2.52	0.85	1.40	2.38	2.95
2011	57.26	57.77	1,785,050	103,105,297	2.84	0.85	1.40	6.89	7.48

Growth
2015	15.89	15.89	6,675,015	106,034,982	1.32	0.95	0.95	(4.42)	(4.42)
2014	16.62	16.62	4,406,714	73,240,741	1.55	0.95	0.95	4.62	4.62
2013	15.89	15.89	1,325,834	21,063,546	1.45	0.95	0.95	4.93	4.93
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Mod. Growth
2015	15.68	15.89	3,472,560	55,176,198	1.22	0.95	1.40	(5.88)	(3.21)
2014	16.42	16.42	1,716,081	28,175,219	1.67	0.95	0.95	5.98	5.98
2013	15.49	15.49	574,992	8,907,843	1.40	0.95	0.95	2.46	2.46
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Moderate
2015	15.76	15.82	5,011,071	79,162,411	1.35	0.95	1.40	(2.35)	(2.15)
2014	16.14	16.15	4,979,675	80,402,473	1.69	0.95	1.40	3.25	6.23
2013	15.20	15.20	427,565	6,498,409	1.72	0.95	0.95	0.65	0.65
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Third Avenue:
Value
2015	28.64	30.58	457,181	13,956,071	3.27	0.95	1.40	(10.15)	(9.75)
2014	31.88	33.88	520,473	17,614,301	2.91	0.95	1.40	2.93	3.40
2013	30.97	32.77	603,719	19,784,931	3.27	0.85	1.40	17.32	17.85
2012	26.40	28.35	716,767	19,943,939	0.87	0.85	1.40	25.56	26.25
2011	21.02	22.46	861,360	19,006,110	1.66	0.85	1.40	(22.40)	(21.97)

FS-55

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Dreyfus:
MidCap
2015	32.16	34.10	108,426	3,707,000	0.44	0.95	1.40	(3.87)	(3.44)
2014	33.46	35.32	112,554	3,984,836	0.79	0.95	1.40	10.21	10.71
2013	30.36	31.90	127,531	4,080,636	1.14	0.85	1.40	32.83	33.43
2012	22.85	24.24	124,230	2,982,824	0.23	0.85	1.40	17.68	18.33
2011	19.42	20.49	150,094	3,041,540	0.36	0.85	1.40	(1.19)	(0.65)

Scudder:
Small Mid Value
2015	17.02	17.61	205,086	3,608,162	0.28	0.95	1.40	(3.27)	(2.84)
2014	17.59	18.12	202,652	3,669,501	1.11	0.95	1.40	4.06	4.53
2013	16.91	17.33	457,314	7,941,350	1.73	0.85	1.40	33.37	33.97
2012	12.68	13.01	1,235,282	16,049,304	1.15	0.85	1.40	12.18	12.80
2011	11.30	11.53	1,229,887	14,167,292	0.74	0.85	1.40	(7.38)	(6.86)

Thematic
2015	10.52	10.89	46,461	506,547	0.77	0.95	1.40	(2.60)	(2.16)
2014	10.80	11.13	44,454	495,197	1.02	0.95	1.40	(1.27)	(0.83)
2013	10.94	11.22	42,869	481,637	1.32	0.85	1.40	20.38	20.92
2012	9.09	9.33	48,325	449,068	1.41	0.85	1.40	16.94	17.59
2011	7.77	7.93	47,064	372,277	0.61	0.85	1.40	(15.57)	(15.11)

Neuberger Berman:
Regency
2015	22.01	23.37	50,237	1,170,689	0.73	0.95	1.40	(9.59)	(9.20)
2014	24.35	25.74	54,532	1,399,915	0.98	0.95	1.40	12.27	12.76
2013	21.69	22.82	46,770	1,063,712	1.01	0.85	1.40	35.31	35.76
2012	16.03	16.90	39,518	666,229	0.67	0.85	1.40	13.89	14.55
2011	14.07	14.76	33,942	498,271	0.02	0.85	1.40	(7.77)	(7.28)

T. Rowe:
Blue Chip
2015	20.14	20.83	1,742,010	36,401,932	-	0.95	1.40	9.26	9.75
2014	18.43	18.98	1,627,320	30,995,948	-	0.95	1.40	7.33	7.81
2013	17.17	17.61	2,831,682	50,081,489	-	0.85	1.40	38.90	39.52
2012	12.36	12.69	3,125,354	39,612,524	-	0.85	1.40	16.26	16.91
2011	10.63	10.85	2,486,804	26,962,784	-	0.85	1.40	(0.04)	0.52

FS-56

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco:
Total Return
2015	13.22	13.63	1,214,269	16,568,645	3.15	0.95	1.40	(0.95)	(0.50)
2014	13.35	13.70	7,317,886	100,571,275	2.15	0.95	1.40	2.83	3.29
2013	12.98	13.26	9,177,015	122,112,026	2.21	0.85	1.40	(3.32)	(2.89)
2012	13.43	13.71	8,588,316	117,637,719	2.58	0.85	1.40	8.08	8.66
2011	12.42	12.62	8,442,455	106,437,472	2.64	0.85	1.40	2.17	2.74

Low Duration
2015	10.46	10.53	1,246,114	13,120,673	3.39	0.95	1.40	(1.09)	(0.64)
2014	10.57	10.60	1,342,756	14,230,585	0.83	0.95	1.40	(0.81)	(0.57)
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Ibbotson:
Balanced
2015	11.27	11.46	126,674	1,545,533	1.23	0.95	1.40	(3.61)	(3.15)
2014	11.69	11.83	145,956	1,840,917	1.13	0.95	1.40	2.88	3.52
2013	12.04	12.21	132,793	1,618,286	2.41	0.85	1.40	10.31	10.84
2012	10.91	11.01	74,070	815,190	2.39	0.85	1.40	9.28	9.88
2011	9.99	10.02	43,475	435,554	0.90	0.85	1.40	(7.54)	(7.20)

Growth
2015	10.74	11.95	73,667	879,343	1.24	0.95	1.40	(3.87)	(3.44)
2014	11.18	12.38	79,671	985,261	1.04	0.95	1.40	3.13	3.59
2013	11.79	11.95	74,480	889,029	1.15	0.85	1.40	14.97	15.48
2012	10.26	10.35	78,814	815,486	1.70	0.85	1.40	11.35	11.96
2011	9.24	9.25	39,837	368,125	1.24	0.85	1.40	(11.05)	(1.12)

Income
2015	11.85	12.11	124,036	1,496,952	1.60	0.95	1.40	(3.05)	(2.60)
2014	12.22	12.43	111,568	1,384,886	1.10	0.95	1.40	1.87	2.34
2013	12.00	12.15	120,386	1,461,173	1.33	0.85	1.40	5.84	6.34
2012	11.33	11.44	139,774	1,596,141	1.50	0.85	1.40	6.37	6.96
2011	10.65	10.69	140,711	1,503,683	0.74	0.85	1.40	(4.27)	(3.92)

Franklin Templeton:
Global Bond
2015	17.72	17.84	2,454,453	43,785,941	7.85	0.95	1.40	(5.62)	(5.21)
2014	18.77	18.82	2,561,927	48,216,758	2.86	0.95	1.40	(0.93)	0.22
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

FS-57

6.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2015	2014
Fidelity:
Equity-Income IC
Units issued	84,484	93,769
Units redeemed	(121,621)	(134,932)
Net increase(decrease)	(37,137)	(41,163)

Equity-Income SC
Units issued	9,020	10,415
Units redeemed	(14,421)	(21,696)
Net increase(decrease)	(5,401)	(11,281)

Equity-Income SC2
Units issued	312,681	341,859
Units redeemed	(337,691)	(380,437)
Net increase(decrease)	(25,010)	(38,578)

Growth IC
Units issued	30,177	32,912
Units redeemed	(46,966)	(57,540)
Net increase(decrease)	(16,789)	(24,628)

Growth SC
Units issued	6,313	6,838
Units redeemed	(8,824)	(14,850)
Net increase(decrease)	(2,511)	(8,012)

Growth SC2
Units issued	98,301	119,561
Units redeemed	(105,264)	(140,684)
Net increase(decrease)	(6,963)	(21,123)

High Income IC
Units issued	261,187	365,651
Units redeemed	(313,176)	(406,296)
Net increase(decrease)	(51,989)	(40,645)

High Income SC
Units issued	177,517	172,757
Units redeemed	(198,821)	(211,034)
Net increase(decrease)	(21,304)	(38,277)

FS-58

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
High Income SC2
Units issued	15,536,488	19,173,534
Units redeemed	(16,651,490)	(19,559,697)
Net increase(decrease)	(1,115,002)	(386,163)

Overseas IC
Units issued	66,663	59,255
Units redeemed	(80,718)	(87,437)
Net increase(decrease)	(14,055)	(28,182)

Overseas SC
Units issued	8,853	8,196
Units redeemed	(10,160)	(17,610)
Net increase(decrease)	(1,307)	(9,414)

Overseas SC2
Units issued	474,385	463,111
Units redeemed	(480,050)	(471,678)
Net increase(decrease)	(5,665)	(8,567)

Asset Mgr. IC
Units issued	16,356	13,443
Units redeemed	(53,668)	(47,735)
Net increase(decrease)	(37,312)	(34,292)

Asset Mgr. SC
Units issued	4,287	8,562
Units redeemed	(8,457)	(9,092)
Net increase(decrease)	(4,170)	(530)

Asset Mgr. SC2
Units issued	26,512	24,101
Units redeemed	(30,755)	(37,428)
Net increase(decrease)	(4,243)	(13,327)

Inv. Bond IC
Units issued	363,511	160,368
Units redeemed	(347,350)	(238,413)
Net increase(decrease)	16,161	(78,045)

FS-59

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
Inv. Bond SC2
Units issued	10,394,137	817,130
Units redeemed	(7,038,837)	(853,395)
Net increase(decrease)	3,355,300	(36,265)

Contrafund IC
Units issued	94,395	128,623
Units redeemed	(137,714)	(171,383)
Net increase(decrease)	(43,319)	(42,760)

Contrafund SC
Units issued	17,172	34,753
Units redeemed	(28,362)	(47,210)
Net increase(decrease)	(11,190)	(12,457)

Contrafund SC2
Units issued	894,175	2,381,828
Units redeemed	(1,238,060)	(2,825,476)
Net increase(decrease)	(343,885)	(443,648)

Asset Mgr. Gr. IC
Units issued	20,345	20,828
Units redeemed	(27,966)	(27,500)
Net increase(decrease)	(7,621)	(6,672)

Asset Mgr. Gr. SC
Units issued	592	587
Units redeemed	(2,565)	(1,303)
Net increase(decrease)	(1,973)	(716)

Asset Mgr. Gr. SC2
Units issued	23,971	12,817
Units redeemed	(12,745)	(15,335)
Net increase(decrease)	11,226	(2,518)

Mid Cap SC2
Units issued	325,590	328,385
Units redeemed	(330,994)	(340,217)
Net increase(decrease)	(5,404)	(11,832)

FS-60

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
Money Market
Units issued	33,550,760	50,355,970
Units redeemed	(31,782,050)	(74,109,724)
Net increase(decrease)	1,768,710	(23,753,754)

Alger:
Balanced
Units issued	84,934	96,199
Units redeemed	(107,811)	(109,449)
Net increase(decrease)	(22,877)	(13,250)

MFS:
Utilities
Units issued	322,247	343,358
Units redeemed	(352,641)	(364,818)
Net increase(decrease)	(30,394)	(21,460)

New Discovery
Units issued	237,899	213,583
Units redeemed	(248,984)	(274,688)
Net increase(decrease)	(11,085)	(61,105)

Total Return
Units issued	289,570	257,026
Units redeemed	(249,520)	(231,206)
Net increase(decrease)	40,050	25,820

Strategic
Units issued	512,462	593,952
Units redeemed	(622,957)	(890,337)
Net increase(decrease)	(110,495)	(296,385)

Research
Units issued	9,320,547	-
Units redeemed	(7,152,762)	-
Net increase(decrease)	2,167,785	-

Van Kampen:
Emerging Markets
Units issued	9,134,470	9,978,594
Units redeemed	(10,044,664)	(8,766,694)
Net increase(decrease)	(910,194)	1,211,900

FS-61

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Van Kampen, continued:
Intl. Magnum
Units issued	208,158	238,891
Units redeemed	(232,143)	(248,019)
Net increase(decrease)	(23,985)	(9,128)

U.S. Real Estate
Units issued	284,769	303,201
Units redeemed	(302,482)	(297,557)
Net increase(decrease)	(17,713)	5,644

Calvert:
Balanced
Units issued	673,673	872,570
Units redeemed	(759,527)	(776,585)
Net increase(decrease)	(85,854)	95,985

Mid Cap
Units issued	-	-
Units redeemed	(7,456)	(19,342)
Net increase(decrease)	(7,456)	(19,342)

American Century:
Income & Growth
Units issued	11,419,671	1,383,321
Units redeemed	(7,819,095)	(1,435,776)
Net increase(decrease)	3,600,576	(52,455)

Mid Cap Value
Units issued	609,892	570,222
Units redeemed	(614,054)	(457,222)
Net increase(decrease)	(4,162)	113,000

AIM:
Intl. Growth
Units issued	4,089,258	4,518,968
Units redeemed	(4,308,858)	(4,348,809)
Net increase(decrease)	(219,600)	170,159

Global
Units issued	8,951,838	9,465,881
Units redeemed	(8,789,904)	(10,039,234)
Net increase(decrease)	161,934	(573,353)

FS-62

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
AIM, continued:
Global Value
Units issued	243,903	256,996
Units redeemed	(274,743)	(292,146)
Net increase(decrease)	(30,840)	(35,150)

Mid Cap Growth
Units issued	433,681	364,972
Units redeemed	(413,162)	(405,138)
Net increase(decrease)	20,519	(40,166)

Summit:
S&P MidCap
Units issued	4,891,205	5,428,483
Units redeemed	(4,968,184)	(5,879,402)
Net increase(decrease)	(76,979)	(450,919)

Russell Small Cap
Units issued	3,304,568	4,599,388
Units redeemed	(3,440,829)	(4,565,677)
Net increase(decrease)	(136,261)	33,711

Nasdaq-100 Index
Units issued	9,985,132	12,310,543
Units redeemed	(10,075,488)	(13,492,618)
Net increase(decrease)	(90,356)	(1,182,075)

EAFE Intl.
Units issued	3,248,133	3,000,429
Units redeemed	(3,277,460)	(2,765,131)
Net increase(decrease)	(29,327)	235,298

Natural Resources
Units issued	3,541,951	3,203,249
Units redeemed	(3,499,767)	(3,155,998)
Net increase(decrease)	42,184	47,251

S&P 500
Units issued	1,522,758	1,464,823
Units redeemed	(1,416,354)	(1,647,939)
Net increase(decrease)	106,404	(183,116)

FS-63

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Summit, continued:
Zenith
Units issued	668,501	1,920,753
Units redeemed	(1,104,475)	(2,028,378)
Net increase(decrease)	(435,974)	(107,625)

Barclays
Units issued	7,560,092	9,251,014
Units redeemed	(7,770,852)	(9,548,946)
Net increase(decrease)	(210,760)	(297,932)

Growth
Units issued	3,083,374	3,650,567
Units redeemed	(815,073)	(569,687)
Net increase(decrease)	2,268,301	3,080,880

Mod. Growth
Units issued	2,468,565	1,249,654
Units redeemed	(712,086)	(108,565)
Net increase(decrease)	1,756,479	1,141,089

Moderate
Units issued	16,009,391	12,021,031
Units redeemed	(15,977,995)	(7,468,921)
Net increase(decrease)	31,396	4,552,110

Third Avenue:
Value
Units issued	469,129	512,318
Units redeemed	(532,421)	(595,564)
Net increase(decrease)	(63,292)	(83,246)

Dreyfus:
MidCap
Units issued	118,385	132,479
Units redeemed	(122,513)	(147,456)
Net increase(decrease)	(4,128)	(14,977)

Scudder:
Small Mid Value
Units issued	239,051	517,387
Units redeemed	(236,617)	(772,049)
Net increase(decrease)	2,434	(254,662)

FS-64

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Scudder, continued:
Thematic
Units issued	34,800	33,336
Units redeemed	(32,793)	(31,751)
Net increase(decrease)	2,007	1,585

Neuberger Berman:
Regency
Units issued	61,002	146,732
Units redeemed	(65,297)	(138,970)
Net increase(decrease)	(4,295)	7,762

T. Rowe:
Blue Chip
Units issued	5,179,056	6,718,912
Units redeemed	(5,064,366)	(7,923,274)
Net increase(decrease)	114,690	(1,204,362)

Pimco:
Total Return
Units issued	9,166,362	29,081,514
Units redeemed	(15,269,979)	(30,940,643)
Net increase(decrease)	(6,103,617)	(1,859,129)

Low Duration
Units issued	5,233,645	3,753,201
Units redeemed	(5,330,287)	(2,410,445)
Net increase(decrease)	(96,642)	1,342,756

Ibbotson:
Balanced
Units issued	59,302	103,746
Units redeemed	(78,584)	(90,583)
Net increase(decrease)	(19,282)	13,163

Growth
Units issued	25,288	31,087
Units redeemed	(31,292)	(25,896)
Net increase(decrease)	(6,004)	5,191

Income
Units issued	98,904	61,601
Units redeemed	(86,436)	(70,419)
Net increase(decrease)	12,468	(8,818)

FS-65

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Franklin Templeton:
Global Bond
Units issued	10,009,832	7,080,975
Units redeemed	(10,117,306)	(4,519,048)
Net increase(decrease)	(107,474)	2,561,927

FS-66

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2015 and 2014, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.

1

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2016

2

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2015	2014
Bonds	$8,294,037	$6,970,047
Preferred stocks	8,402	1,815
Common stocks	561,439	569,575
Mortgage loans	1,458,519	1,402,651
Real estate:
Properties occupied by the company	42,817	39,937
Properties held for the production of income	5,733	23,918
Properties held for sale	12,663	8,993
Cash, cash equivalents, and short-term investments	238,676	158,315
Loans on insurance contracts	520,163	339,893
Other investments	257,089	224,496
Total Cash and Invested Assets	11,399,538	9,739,640

Investment income due and accrued	103,072	79,876
Deferred and uncollected premiums	96,755	87,389
Net deferred income tax asset	100,335	84,805
Funds held under coinsurance - affiliate	44,918	45,445
Other admitted assets	125,559	104,854
Separate account assets	6,278,575	6,679,996
Total Admitted Assets	$18,148,752	$16,822,005

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$8,829,794	$7,341,702
Deposit-type funds	857,978	672,362
Reserves for unpaid claims	80,820	70,571
Dividends payable to policyholders	42,669	24,391
Interest maintenance reserve	89,674	29,536
Accrued commissions, expenses and insurance taxes	82,724	80,875
Accrued separate account transfers	(61,394)	(73,224)
Federal income taxes payable	44,864	674
Asset valuation reserve	153,917	150,223
Liabilities for employee benefits	81,675	85,651
Other liabilities	155,929	135,790
Separate account liabilities	6,278,575	6,679,996
Total Liabilities	16,637,225	15,198,547

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Surplus notes	49,906	49,897
Special surplus - Affordable Care Act fee assessment	10,300	10,900
Unassigned surplus	991,383	1,102,723
Total Capital and Surplus	1,511,527	1,623,458
Total Liabilities, Capital and Surplus	$18,148,752	$16,822,005

The accompanying notes are an integral part of these statutory basis financial statements.

3

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
Premiums and Other Revenue
Premium income, net	$3,360,915	$2,121,191	$1,867,227
Net investment income	437,296	461,747	415,433
Commissions and expense allowances on reinsurance ceded	21,486	23,156	21,893
Modco reinsurance adjustment – affiliate	(20,347)	(19,210)	159,136
Income from fees associated with separate accounts	52,491	53,746	52,373
Miscellaneous income	24,977	24,921	24,070
Total Premiums and Other Revenue	3,876,818	2,665,551	2,540,132

Expenses
Benefits to policyholders	2,018,818	2,023,112	2,016,023
Change in reserves for life, accident and health policies	1,488,092	249,425	184,434
Commissions	174,485	124,845	122,106
General insurance expenses	336,958	326,005	327,773
Taxes, licenses and fees	48,343	43,171	34,107
Net transfers from separate accounts	(277,902)	(241,771)	(255,386)
Total Expenses	3,788,794	2,524,787	2,429,057

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	88,024	140,764	111,075
Dividends to policyholders	43,133	24,455	25,340
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	44,891	116,309	85,735
Federal income tax expense (benefit)	64,343	(8,992)	(34,118)
Gain (Loss) from Operations before Net Realized Capital Gains	(19,452)	125,301	119,853
Net realized capital gains, net of taxes	9,954	4,542	71,722
Net Income (Loss)	(9,498)	129,843	191,575

Surplus notes
Surplus notes amortization	9	9	8
Unassigned surplus
Change in unrealized gains/losses, net of tax	(65,136)	10,321	(12,177)
Change in net deferred income taxes	46,225	(23,845)	(80,077)
Change in non-admitted assets	(61,411)	10,183	127,520
Change in asset valuation reserve	(3,694)	(17,841)	(12,201)
Change in liability for reinsurance in unauthorized companies	-	-	22
Change in minimum pension liability, net of tax	-	-	9,242
Change in unrecognized actuarial losses on pension, net of tax	1,572	(3,117)	(9,186)
Term coinsurance agreement and emerging profits	-	(3,856)	(182)
Correction of errors (Note 1)	-	(10,931)	9,740
Dividends paid to common stockholder	(20,000)	(20,000)	(20,000)
Other	2	1	(2)
Net Change in Capital and Surplus	(111,931)	70,767	204,282

Capital and Surplus at the Beginning of the Year	1,623,458	1,552,691	1,348,409
Capital and Surplus at the End of Year	$1,511,527	$1,623,458	$1,552,691

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,192,074	$2,105,689	$2,056,951
Net investment income received	420,253	452,060	397,582
Miscellaneous income	98,163	99,136	104,118
Benefits paid to policyholders	(1,993,897)	(1,975,009)	(2,001,499)
Net transfers from separate accounts	289,731	242,433	264,954
Commissions, expenses and taxes paid	(527,085)	(526,691)	(503,750)
Dividends paid to policyholders	(24,178)	(24,967)	(25,931)
Federal income taxes received (paid)	(51,565)	(6,023)	31,657
Net Cash from Operating Activities	403,496	366,628	324,082

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,508,881	1,119,004	1,275,408
Cost of investments acquired	(1,895,155)	(1,581,202)	(1,563,898)
Net change in loans on insurance contracts	(15,612)	(25,503)	(7,395)
Net Cash from Investing Activities	(401,886)	(487,701)	(295,885)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	1,261	(172)	(28,000)
Change in deposit-type funds	96,494	129,088	41,958
Dividends to common stockholder	(20,000)	(20,000)	(20,000)
Other miscellaneous, net	996	(6,146)	3,992
Net Cash from Financing and Miscellaneous Activities	78,751	102,770	(2,050)

Net Change in Cash, Cash Equivalents and Short-Term Investments	80,361	(18,303)	26,147

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	158,315	176,618	150,471

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$238,676	$158,315	$176,618

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
Non-cash transactions from operating, investing
and financing activities:
Conversion of mortgage loans to real estate	$2,587	$847	$8,686
Capitalized deferred interest and other	93	276	-
Conversion of other investment to real estate – affiliate (Note 5)	4,970	-	-
Recognized commitments for low income housing
investments (Note 3)	37,009	-	-
Initial bonds acquired due to coinsurance (Note 14)	1,044,000	-	-
Initial policy loans acquired due to coinsurance (Note 14)	165,295	-	-
Initial liability for deposit-type contracts due to		-	-
coinsurance (Note 14)	(90,179)	-	-
Initial investment income accrued due to coinsurance (Note 14)	12,476	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	-	-	13,382
Real estate acquired through dividend distribution from affiliate	-	-	1,286
Bonds transferred due to assumption reinsurance
– affiliate (Note 5)	-	-	651,026
Mortgage loans transferred due to assumption
reinsurance – affiliate (Note 5)	-	-	103,559
Bonds transferred due to coinsurance – affiliate (Note 5)	-	-	76,201
Policy loans transferred due to assumption reinsurance
– affiliate (Note 5)	-	-	17,410
Mortgage loans transferred due to coinsurance – affiliate (Note 5)	-	-	10,831
Policy loans transferred due to coinsurance – affiliate (Note 5)	-	-	7,046
Policy loans from funds withheld reinsurance – affiliate (Note 5)	-	-	(6,125)

The accompanying notes are an integral part of these statutory basis financial statements.

6

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2015, 2014 and 2013

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

Prior to July 1, 2014, the Company wholly owned Acacia Life Insurance Company (Acacia), a District of Columbia domiciled life insurance subsidiary, and The Union Central Life Insurance Company (Union Central), a Nebraska domiciled life insurance subsidiary. On July 1, 2014 the Company, Acacia, and Union Central merged with Ameritas Life as the surviving company (the Merger), see Note 2. The Company wholly owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Calvert Investments, Inc. (Calvert), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, Ameritas Investment Corp. (AIC), a broker dealer and Griffin Realty, LLC (Griffin), a real estate investment company. On December 30, 2015 the Company formed Milford Realty, LLC (Milford), a limited liability company with a single real estate property.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed to policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets

Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes

Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks, including mutual funds, are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank (FHLB) common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $147,850 and $160,967 and the value of affiliated mutual funds was $1,566 and $1,672 at December 31, 2015 and 2014, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and written down if impaired.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. The single real estate property held within Milford is classified in the Balance Sheets – Statutory Basis as real estate held for sale and its recorded carrying amount was $4,970 and $0 at December 31, 2015 and 2014, respectively. Other-than-temporary impairments on real estate of $401, $281, and $438 were recorded as realized losses during 2015, 2014 and 2013 respectively.

In 2015, the Company financed a ten year, 4% interest rate non-recourse loan of $15,500 on a real estate property with scheduled maturities of $381, $396, $412, $428 and $444 as of December 31, 2016, 2017, 2018, 2019 and 2020, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with remaining amount classified as borrowings, is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2015 the amount of borrowing over the carrying value of real estate property was $1,212.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin was $5,315 and $23,063 at December 31, 2015 and 2014, respectively. Starting in 2015, Griffin did not have a GAAP audit performed so the Company non-admits this asset. Other investments also include, but are not limited to, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments for other investments of $1,782, $2,268 and $1,092 were recorded as realized losses during 2015, 2014 and 2013, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchased and sold futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2015 and 2014 was $1,050 and $3,820, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 and 2014 was $14,992 and $16,996, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(7,393), $10,807 and $(586) for the years ended December 31, 2015, 2014 and 2013, respectively. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(8,909), $23,431 and $(50,315) for the years ended December 31, 2015, 2014 and 2013, respectively.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2015, the Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2015 was $415,000.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 was $19,976.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(311) for the year ended December 31, 2015. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $11,528 for the year ended December 31, 2015.

The Company purchases and sells call options (Index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Index call options expire monthly until December 1, 2016. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written Index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells Index call options to effectively offset the proceeds the Company would receive on its purchased Index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 16, 2016. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value. The Company has no outstanding purchased and written Equity put options as of December 31, 2015.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 and 2014 was $4,996 and $9,999, respectively. The notional amount of the options at December 31, 2015 and 2014 was $32,281 and $26,152, respectively.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The options are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total gain (loss) from expired options of $3,516, $17,610 and $7,740 was recorded in net investment income for the years ended December 31, 2015, 2014 and 2013, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(13,623), $(2,791), and $13,089 for the years ended December 31, 2015, 2014, and 2013, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0 at December 31, 2015, 2014 and 2013.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets

In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $172,906 and $111,495 at December 31, 2015 and 2014, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $15,192 and $16,412, operating software at cost of $3,123 and $2,835, and non-operating software at cost of $71,271 and $65,757 are carried at cost less accumulated depreciation at December 31, 2015 and 2014, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $66,812 and $62,212 was $3,193 and $2,685, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2015 and 2014. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,004, $8,148 and $7,332 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2015, 2014 and 2013, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% 1987 Commissioners’ Individual Disability Table A (CIDA) for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using “Follow-up studies” as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,222,363 or 10.9% and $7,765,314 or 10.5% of the individual life policies in force as of December 31, 2015 and 2014, respectively. Dividends were also impacted by two reinsurance treaties entered into during 2015, see Note 14 - Reinsurance for further details.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $6,788, $7,192 and $7,469 for 2015, 2014 and 2013, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets equal to the modified coinsurance reserve. This reserve represents a prepayment of the reinsurer’s future obligation. The initial amount transferred for the reserve and subsequent change in value is required to be reflected separately.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2015 and 2014.

The statute of limitations, generally, is closed for the Company through December 31, 2011. In 2012, the Internal Revenue Service (IRS) completed its field examination of AMHC consolidated federal income tax returns for the period 2007-2009. The Company accepted the AMHC 2007-2009 IRS field examination report and the Joint Committee on Taxation (Joint Committee) accepted the AMHC 2007-2009 field examination report in March 2013. The IRS completed a field examination of Union Central for tax year 2008 and limited scope examinations for tax years 2009-2010. The Union Central examinations also included a review of amended returns filed for tax years 2003-2008, which had been at IRS appeals, along with the IRS field examination reports for tax years 2004-2007. Union Central is in agreement with all the IRS field examinations reports forwarded to IRS appeals in January 2013. The Joint Committee accepted the Union Central IRS field examination report in August 2014.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 107, Accounting for Risk-Sharing Provisions of Affordable Care Act (ACA) (SSAP No. 107)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the risk adjustment, reinsurance and risk corridor sections of the ACA. There are additional disclosure requirements adopted under SSAP No. 107. The adoption of this statement did not impact the disclosure presentation in the Company’s accompanying financial statements as it does not participate in the risk-sharing provisions of ACA.

Correction of Errors

During 2015, the Company did not record any corrections of errors.

During 2014, the Company discovered an error related to prior years that resulted in a direct decrease in unassigned surplus of $10,931 before income taxes at December 31, 2014 for the incorrect coding on a reinsurance table for mortality on ages 70+ for several reinsurance treaties.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

During 2013, the Company discovered errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013 for various valuation reserve errors of $8,169, timing delay in reporting reinsurance ceded on a death claim receivable of $2,956, and incorrect coding in a system on a reinsurance rate for a reinsurance treaty of $383. Additionally, the Company discovered errors that resulted in a direct decrease in unassigned surplus at December 31, 2013 for an error in a system coding resulting in an incorrect calculation of policyholder dividends in the year of the policyholders’ death of $509 and an incorrect accrual calculated on a third party administrative fees receivable of $1,259.

NOTE 2 – STATUTORY MERGER

On July 1, 2014, the Company merged with Acacia and Union Central (the Merger), both wholly owned subsidiaries of the Company prior to the Merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. 2013 was adjusted during 2014 to reflect comparative merged company financial information.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds as of December 31, 2015 and 2014 are summarized as follows:

	December 31, 2015
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$394,542	$20,054	$(445)	$414,151
All other governments	3,018	1	(13)	3,006
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	522,670	21,214	(3,033)	540,851
Hybrid securities	47,806	3,584	(1,400)	49,990
Industrial and miscellaneous (unaffiliated)	7,326,247	216,809	(135,496)	7,407,560
Total bonds	$8,294,283	$261,662	$(140,387)	$8,415,558

	December 31, 2014
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$482,715	$28,656	$(925)	$510,446
All other governments	-	-	-	-
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	570,838	27,701	(2,134)	596,405
Hybrid securities	63,513	7,348	(141)	70,720
Industrial and miscellaneous (unaffiliated)	5,853,056	363,534	(22,190)	6,194,400
Total bonds	$6,970,122	$427,239	$(25,390)	$7,371,971

At December 31, 2015 and 2014, the amortized cost of bonds was reduced by $246 and $75, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $8,294,037 and $6,970,047, respectively.

18

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2015 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$222,231	$226,586
Due after one year through five years	2,071,312	2,187,019
Due after five years through ten years	2,921,865	2,908,488
Due after ten years	2,908,850	2,918,662
Bonds with multiple repayment dates	170,025	174,803
Total bonds	$8,294,283	$8,415,558

Proceeds from the sales of bonds were $304,145, $172,634, and $211,636 for the years ended December 31, 2015, 2014 and 2013, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2015	2014	2013
Bonds:
Gross realized capital gains on sales	$12,211	$8,536	$16,415
Gross realized capital losses on sales	(866)	(179)	(632)
Net realized capital gains on sales	11,345	8,357	15,783
Other, including impairments and net gain on dispositions
other than sales	(10,715)	(3,911)	62,208
Total bonds	630	4,446	77,991
Preferred stocks	768	252	-
Common stocks	28,489	17,315	47,912
Mortgage loans	(1,521)	(533)	7,688
Real estate	1,990	3,116	2,292
Miscellaneous investments	16,097	8,688	(725)
Realized capital gains before federal income taxes
and transfer to IMR	46,453	33,284	135,158
Realized capital gains transferred to IMR	7,828	6,257	86,044
Federal income tax expense (benefit)	28,671	22,485	(22,608)
Net realized capital gains	$9,954	$4,542	$71,722

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $350,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $18,198 and $14,504 in stock was owned at December 31, 2015 and 2014, respectively. The Company had no outstanding balance related to the line of credit at any time during 2015 and 2014.

19

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Membership stock - class A	$382	$430
Membership stock - class B	17,505	13,198
Excess stock	311	156
Aggregate total	$18,198	$14,504
Actual or estimated borrowing capacity as determined by the insurer	$506,734	$596,614

As of December 31, 2015 and 2014, the Company did not have any FHLB membership stock listed above eligible for redemption.

As of December 31, 2015 and 2014, the Company had issued $450,000 and $350,000, respectively, of funding agreements with the FHLB. There is $506,481 and $592,430 of bonds pledged as collateral at December 31, 2015 and 2014, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $450,195 and $350,076 on the Balance Sheets – Statutory Basis as of December 31, 2015 and 2014, respectively.

The values of the bonds pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Fair value	$526,490	$619,665
Carrying value	$506,481	$592,430
Aggregate total borrowing - funding agreements	$450,000	$350,000

The maximum amount of collateral pledged to the FHLB during December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Fair value	$626,130	$619,665
Carrying value	$590,135	$592,430
Amount borrowed at time of maximum collateral - funding agreements	$450,000	$350,000

The Company does not have any prepayment obligations related to the funding agreements.

20

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2015 and 2014 is as follows:

	December 31, 2015
	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$18,198	$14,504	$3,694	$18,198	0.099%	0.100%
On deposit with states	125,848	125,578	270	125,848	0.687%	0.693%
Pledged collateral to FHLB
(including assets backing
funding agreements)	506,481	592,430	(85,949)	506,481	2.764%	2.791%
Pledged as collateral not
captured in other categories:
Derivatives	39,964	26,995	12,969	39,964	0.218%	0.220%
Other restricted assets:
Policy loans from
reinsurance assumed	164,929	-	164,929	164,929	0.900%	0.909%
Bonds and short-term
investments from
reinsurance assumed	1,207,407	-	1,207,407	1,207,407	6.590%	6.653%
Total restricted assets	$2,062,827	$759,507	$1,303,320	$2,062,827	11.258%	11.366%

	December 31, 2014
	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,504	$11,747	$2,757	$14,504	0.086%	0.086%
On deposit with states	125,578	143,413	(17,835)	125,578	0.742%	0.747%
Pledged collateral to FHLB
(including assets backing
funding agreements)	592,430	334,396	258,034	592,430	3.499%	3.522%
Pledged as collateral not
captured in other categories:
Derivatives	26,995	33,527	(6,532)	26,995	0.159%	0.160%
Total restricted assets	$759,507	$523,083	$236,424	$759,507	4.486%	4.515%

21

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds, preferred stocks and unaffiliated common stocks were as follows:

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$15,920	$(74)	$8,757	$(371)	$24,677	$(445)
All other governments	2,400	(13)	-	-	2,400	(13)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	127,306	(2,274)	21,369	(759)	148,675	(3,033)
Hybrid securities	13,334	(1,400)	-	-	13,334	(1,400)
Industrial and miscellaneous
(unaffiliated)	3,161,664	(120,845)	188,781	(14,651)	3,350,445	(135,496)
Total bonds	3,320,624	(124,606)	218,907	(15,781)	3,539,531	(140,387)
Preferred stocks	4,643	(112)	-	-	4,643	(112)
Common stocks	121,306	(7,860)	1,426	(404)	122,732	(8,264)
Total	$3,446,573	$(132,578)	$220,333	$(16,185)	$3,666,906	$(148,763)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$4,334	$(15)	$29,727	$(910)	$34,061	$(925)
All other governments	-	-	-	-	-	-
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	24,650	(191)	100,048	(1,943)	124,698	(2,134)
Hybrid securities	4,850	(141)	-	-	4,850	(141)
Industrial and miscellaneous
(unaffiliated)	602,608	(11,063)	422,285	(11,127)	1,024,893	(22,190)
Total bonds	636,442	(11,410)	552,060	(13,980)	1,188,502	(25,390)
Preferred stocks	-	-	-	-	-	-
Common stocks	30,325	(1,803)	1,907	(213)	32,232	(2,016)
Total	$666,767	$(13,213)	$553,967	$(14,193)	$1,220,734	$(27,406)

The unrealized losses related to bonds in 2015 and 2014 reported above were partially due to credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on bonds represent an other-than-temporary impairment as of December 31, 2015 and 2014.

22

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $3,254, $0 and $197 during 2015, 2014 and 2013, respectively.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2015 and 2014, bonds totaling $290,926 and $225,149, respectively, (3.4% and 3.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2015, 2014 and 2013, the Company recorded realized losses for other-than-temporary impairments on bonds of $8,166, $4,084 and $1,931, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2015 and 2014, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $138,285 and $127,935 and a fair value of $148,441 and $138,279, respectively. Additionally, as of December 31, 2015 and 2014, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $44,494 and $56,278 and a fair value of $47,873 and $60,055, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2015 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2015
Present value of cash flows	$-	$-	$-	$-
June 30, 2015
Present value of cash flows	$1,888	$-	$583	$2,124
September 30, 2015
Present value of cash flows	$2,836	$-	$635	$2,370
December 31, 2015
Present value of cash flows	$138	$-	$138	$134

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EUC8	$275	$108	$167	$108	$339
55265WDU4	637	457	180	457	649
94985EAD3	735	579	156	579	897
15132EDR6	241	161	80	161	239
Total	$1,888	$1,305	$583	$1,305	$2,124

23

NOTE 3 - INVESTMENTS, (continued)

September 30, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
05948XXH9	$737	$645	$92	$645	$677
22541SZX9	323	210	113	210	329
36228FK39	1,189	909	280	909	612
378961AW6	587	437	150	437	752
Total	$2,836	$2,201	$635	$2,201	$2,370

December 31, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows		Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
57643MDR2	$138	$		$138	$-	$134
Total	$138		$-	$138	$-	$134

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2014 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2014
Present value of cash flows	$-	$-	$-	$-
June 30, 2014
Present value of cash flows	$1,589	$-	$734	$870
September 30, 2014
Present value of cash flows	$-	$-	$-	$-
December 31, 2014
Present value of cash flows	$973	$-	$213	$766

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EEP7	$194	$91	$103	$91	$107
12669EL20	196	92	104	92	87
12669EUC8	508	378	130	378	381
12669EUD6	215	47	168	47	65
466247FG3	476	247	229	247	230
Total	$1,589	$855	$734	$855	$870

December 31, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
589929X45	$973	$760	$213	$760	$766
Total	$973	$760	$213	$760	$766

24

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2015
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$501,493	$490,751	$(10,742)	$254,538	$245,119	$(9,419)

December 31, 2014
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$320,993	$318,451	$(2,542)	$182,955	$178,471	$(4,484)

Mortgage Loans and Real Estate

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2015	2014
DSCR distribution
Below 1.0	$63,487	$79,652
1.0 - 1.2	197,515	203,701
1.2 - 1.8	637,833	599,196
Greater than 1.8	337,926	272,433
Total	$1,236,761	$1,154,982

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2015	2014
Loan to value
Below 60%	$11,245	$10,245
60-75%	5,749	3,892
Total	$16,994	$14,137

25

NOTE 3 - INVESTMENTS, (continued)

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2015
	Residential First Mortgages	Second Trusts	Total
Performing	$179,296	$16,412	$195,708
Non-performing	8,571	485	9,056
Total	$187,867	$16,897	$204,764

	December 31, 2014
	Residential First Mortgages	Second Trusts	Total
Performing	$197,685	$23,482	$221,167
Non-performing	11,809	556	12,365
Total	$209,494	$24,038	$233,532

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2015
	Residential	Commercial	Total
Recorded investment (all)
Current	$191,874	$1,253,755	$1,445,629
30-59 days past due	3,414	-	3,414
60-89 days past due	421	-	421
90-179 days past due	2,096	-	2,096
180+ days past due	6,959	-	6,959
Interest reduced
Recorded investment	199	-	199
Number of loans	1	-	1
Percent reduced	0.25%	-%	0.25%

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$216,233	$1,169,119	$1,385,352
30-59 days past due	4,238	-	4,238
60-89 days past due	697	-	697
90-179 days past due	1,682	-	1,682
180+ days past due	10,682	-	10,682
Interest reduced
Recorded investment	409	3,510	3,919
Number of loans	3	1	4
Percent reduced	1.31%	1.24%	1.29%

26

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2015, the average size of an individual commercial mortgage loan was $1,478. The average size of an individual residential mortgage loan was $257. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $10,177 and $10,085 at December 31, 2015 and 2014, respectively. As of December 31, 2015, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 9.50% and 3.38% for commercial mortgage loans and 10.00% and 2.00% for residential mortgage loans.

In 2015, the Company issued 107 new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 3.5% totaling $269,949. The Company did not acquire any new residential mortgage loans in 2015.

At December 31, 2015 and 2014, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $133, $0, and $788 and for residential mortgage loans of $1,547, $1,350 and $1,815 during 2015, 2014 and 2013, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2015
	Residential	Commercial	Total
No allowance for credit losses	$50,386	$6,439	$56,825

	December 31, 2014
	Residential	Commercial	Total
No allowance for credit losses	$20,997	$6,373	$27,370

A summary of information pertaining to impaired loans is as follows:

	December 31, 2015
	Residential	Commercial	Total

Average recorded investment	$33,815	$5,160	$38,975
Interest income recognized	1,630	260	1,890
Recorded investments on nonaccrual status	9,056	-	9,056
Amount of interest income recognized using the cash basis method
of accounting	1,606	260	1,866

	December 31, 2014
	Residential	Commercial	Total

Average recorded investment	$20,071	$6,394	$26,465
Interest income recognized	556	369	925
Recorded investments on nonaccrual status	11,922	3,510	15,432
Amount of interest income recognized using the cash basis method
of accounting	527	369	896

27

NOTE 3 - INVESTMENTS, (continued)

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2015	2014
Aggregate amount of mortgage loans derecognized	$2,444	$812
Real estate collateral recognized	2,587	847

Troubled Debt Restructuring

At December 31, 2015, the Company had 138 residential mortgage loans with restructured terms with a carry value of $47,722 and interest income of $1,690, and one commercial mortgage loan with restructured terms with a carry value of $2,789 and interest income of $185. At December 31, 2014, the Company had 48 residential mortgage loans with restructured terms with a carry value of $19,105 and interest income of $556, and two commercial mortgage loans with restructured terms with a carry value of $6,373 and interest income of $369. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were nine and ten short sales on residential mortgage loans in 2015 and 2014, respectively.

The Company had one commercial real estate property impairment in 2015 and 2014. Impairment losses of $380 and $200 were recorded for commercial real estate for the years ended December 31, 2015 and 2014, respectively. The Company had three residential real estate property impairments in 2015 and 2014. Impairment losses of $21 and $81 were recorded for residential real estate for the years ended December 31, 2015 and 2014, respectively. Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company had five and one commercial real estate sales in 2015 and 2014, respectively, and recorded a gain of $2,238 and $2,352 respectively. The Company had four and 12 residential real estate sales in 2015 and 2014, respectively, and recorded a gain of $153 and $1,045 respectively. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The commercial real estate properties classified as held for sale have recorded values of $12,258 and $8,700 for the years ended December 31, 2015 and 2014, respectively. The residential real estate properties classified as held for sale have recorded values of $405 and $293 for the years ended December 31, 2015 and 2014, respectively.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale within one year based on economic factors.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Low-Income Housing Tax Credit Investments

The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2015 and 2014, the Company recognized $678 and $(1,186) of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets – Statutory Basis in other investments was $43,111 and $3,411 and in other liabilities was $37,009 and $0 for the years ended December 31, 2015 and 2014, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $10,828, $19,317, $5,135 in 2016, 2017 and 2018, respectively, and $1,728 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized $0 of impairment losses related to LIHTC during December 31, 2015 and 2014. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2015 and 2014.

28

NOTE 3 - INVESTMENTS, (continued)

Offsetting and Netting of Assets and Liabilities

As of December 31, 2015 and 2014, respectively, the Company held call options with gross recognized assets of $19,545 and $38,970 and gross recognized liabilities of $9,096 and $20,572 that qualified for offsetting and netting. The gross recognized liabilities of $9,096 and $20,572, respectively, were offset with the gross recognized assets of $19,545 and $38,970, respectively, in accordance with NAIC SAP, Offsetting and Netting of Assets and Liabilities. The net asset amount of $10,449 and $18,398, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2015	2014	2013
Income:
Bonds	$319,981	$315,831	$337,566
Preferred stocks	284	183	521
Common stocks	7,956	7,540	24,837
Mortgage loans	79,785	74,909	79,417
Real estate *	18,184	18,388	18,852
Loans on insurance contracts	19,296	18,726	18,400
Short-term investments	75	73	38
Derivatives	6,135	41,041	(42,575)
Miscellaneous investments	22,041	22,517	20,410
Amortization of interest maintenance reserve	6,788	7,192	7,469
Gross investment income	480,525	506,400	464,935
Expenses:
Depreciation	4,833	4,591	5,073
Other	38,396	40,062	44,429
Total investment expenses	43,229	44,653	49,502
Net investment income	$437,296	$461,747	$415,433

*	Includes amounts for the occupancy of company-owned property of $8,893, $8,211 and $8,531 in 2015, 2014, and 2013, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

29

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2015 and 2014 about the Company’s financial assets and liabilities measured and reported at fair value:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$173	$76	$249
Total bonds	-	173	76	249
Common stock
Industrial and miscellaneous (unaffiliated)	395,391	-	-	395,391
Total common stocks	395,391	-	-	395,391
Other investments	20,269	-	-	20,269
Derivative assets
Index & exchange traded index call options	12,803	10,449	-	23,252
Total other investments	33,072	10,449	-	43,521
Separate account assets	6,278,216	-	-	6,278,216
Total assets at fair value	$6,706,679	$10,622	$76	$6,717,377

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$5,782	$-	$-	$5,782
Total liabilities at fair value	$5,782	$-	$-	$5,782

30

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$209	$209
Total bonds	-	-	209	209
Common stock
Industrial and miscellaneous (unaffiliated)	394,104	-	-	394,104
Total common stocks	394,104	-	-	394,104
Other investments	21,302	-	-	21,302
Derivative assets
Index & exchange traded index call options	17,792	18,398	-	36,190
Total other investments	39,094	18,398	-	57,492
Separate account assets	6,679,921	-	-	6,679,921
Total assets at fair value	$7,113,119	$18,398	$209	$7,131,726

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$10,826	$-	$-	$10,826
Total liabilities at fair value	$10,826	$-	$-	$10,826

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, certain index and exchange traded index call options and equity put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted net asset values in active markets for identical securities. Exchange traded call options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets

The Company’s Level 2 assets include bonds and Index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes default rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements.

31

NOTE 3 - INVESTMENTS, (continued)

The following tables summarize changes to our financial instruments for the years ended December 31, 2015 and 2014 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2015	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2015
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$209	$156	$(184)	$(49)	$(1)	$(55)	$76
Total assets	$209	$156	$(184)	$(49)	$(1)	$(55)	$76

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$88	$293	$(138)	$(30)	$37	$(41)	$209
Total assets	$88	$293	$(138)	$(30)	$37	$(41)	$209

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2015 or 2014.

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value for the periods ended December 31, 2015 and 2014:

December 31, 2015
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$76	Discounted	Constant prepayment	6% - 20%	Decrease
backed securities ³		cash flows	rate	(13%)
			Constant default rate	1%-3%	Decrease
(2%)
			Loss severity	22% - 75%	Decrease
(37%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.

32

NOTE 3 - INVESTMENTS, (continued)

December 31, 2014
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$209	Discounted	Constant prepayment	16% - 18%	Decrease
backed securities ³		cash flows	rate	(17%)
			Constant default rate	1% - 1%	Decrease
(1%)
			Loss severity	22% - 40%	Decrease
(31%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a fair value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

	December 31, 2015
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,415,558	$8,294,037	$-	$6,802,465	$1,613,093
Preferred stocks	8,401	8,402	-	8,401	-
Common stocks	413,589	413,589	395,391	18,198	-
Mortgage loans	1,529,789	1,458,519	-	-	1,529,789
Cash, cash equivalents and short-term
investments	238,676	238,676	238,676	-	-
Loans on insurance contracts	566,189	520,163	-	-	566,189
Other investments	106,672	105,855	34,846	28,042	43,784
Investment income due and accrued	103,072	103,072	103,072	-	-
Separate account assets	6,278,575	6,278,575	6,278,575	-	-
Total financial assets	$17,660,521	$17,420,888	$7,050,560	$6,857,106	$3,752,855

Liabilities:
Deposit-type funds	$857,990	$857,978	$-	$-	$857,990
Derivative liabilities	5,782	5,782	5,782	-	-
Borrowings	1,401	1,403	-	-	1,401
Separate account liabilities	6,278,575	6,278,575	6,278,575	-	-
Total financial liabilities	$7,143,748	$7,143,738	$6,284,357	$-	$859,391

33

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2014
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$7,371,971	$6,970,047	$-	$6,078,204	$1,293,767
Preferred stocks	2,389	1,815	-	-	2,389
Common stocks	408,608	408,608	394,104	14,504	-
Mortgage loans	1,504,955	1,402,651	-	-	1,504,955
Cash, cash equivalents and short-term
investments	158,315	158,315	158,315	-	-
Loans on insurance contracts	372,093	339,893	-	-	372,093
Other investments	71,172	70,074	39,978	27,033	4,161
Investment income due and accrued	79,876	79,876	79,876	-	-
Separate account assets	6,679,996	6,679,996	6,679,996	-	-
Total financial assets	$16,649,375	$16,111,275	$7,352,269	$6,119,741	$3,177,365

Liabilities:
Deposit-type funds	$672,904	$672,362	$-	$-	$672,904
Derivative liavilities	10,826	10,826	10,826	-	-
Borrowings	-	-	-	-	-
Separate account liabilities	6,679,996	6,679,996	6,679,996	-	-
Total financial liabilities	$7,363,726	$7,363,184	$6,690,822	$-	$672,904

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair values of commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

34

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded index call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are also assigned to Level 2. The fair value for other investments assigned to Level 3 are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2015 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$254,630	$11,708	$266,338
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	254,630	11,708	266,338
Deferred tax assets non-admitted	96,598	-	96,598
Subtotal net admitted deferred tax assets	158,032	11,708	169,740
Deferred tax liabilities	(23,122)	(46,283)	(69,405)
Net admitted deferred tax assets/(net deferred tax liability)	$134,910	$(34,575)	$100,335

35

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2015 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$94,032	$-	$94,032
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$6,303	$-	$6,303
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$6,303	$-	$6,303
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$211,200
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$57,697	$11,708	$69,405
Deferred tax assets admitted as the result of application
of NAIC SAP	$158,032	$11,708	$169,740

The components of the net deferred tax asset/(liability) as of December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$209,722	$9,652	$219,374
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	209,722	9,652	219,374
Deferred tax assets non-admitted	40,086	-	40,086
Subtotal net admitted deferred tax assets	169,636	9,652	179,288
Deferred tax liabilities	(25,015)	(69,468)	(94,483)
Net admitted deferred tax assets/(net deferred tax liability)	$144,621	$(59,816)	$84,805

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2014 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$84,805	$-	$84,805
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$84,805	$-	$84,805
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$230,395
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,831	$9,652	$94,483
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,636	$9,652	$179,288

36

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2014 to December 31, 2015 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$44,908	$2,056	$46,964
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	44,908	2,056	46,964
Deferred tax assets non-admitted	56,512	-	56,512
Subtotal net admitted deferred tax assets	(11,604)	2,056	(9,548)
Deferred tax liabilities	1,893	23,185	25,078
Net admitted deferred tax assets/(net deferred tax liability)	$(9,711)	$25,241	$15,530

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$94,032	$-	$94,032
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$(78,502)	$-	$(78,502)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$(78,502)	$-	$(78,502)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$(19,195)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$(27,134)	$2,056	$(25,078)
Deferred tax assets admitted as the result of application
of NAIC SAP	$(11,604)	$2,056	$(9,548)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2015	2014
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,188%	1,367%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,407,999	$1,535,968

There were no tax planning strategies utilized as of December 31, 2015 or 2014.

The provision for incurred/(recovered) federal income taxes on earnings are:

	Years ended December 31
	2015	2014	2013
Federal	$64,343	$(8,803)	$(34,127)
Foreign	-	-	-
Subtotal	64,343	(8,803)	(34,127)
Federal income tax on net capital gains	31,411	24,675	7,506
Utilization of capital loss carry-forwards	-	-	-
Other	-	(189)	9
Federal and foreign income tax incurred/(recovered)	$95,754	$15,683	$(26,612)

37

NOTE 4 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2015	2014	2013	from 2014	from 2013
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$114	$121	$132	$(7)	$(11)
Unearned premium reserve	503	497	434	6	63
Policyholder reserves	50,724	42,104	42,815	8,620	(711)
Investments	1,085	1,451	2,176	(366)	(725)
Deferred acquisition costs	110,741	73,793	71,067	36,948	2,726
Policyholder dividends accrual	7,804	8,534	8,712	(730)	(178)
Fixed assets	688	696	734	(8)	(38)
Compensation and benefits accrual	39,607	41,069	38,663	(1,462)	2,406
Receivables - non-admitted	26,708	24,993	22,835	1,715	2,158
Net operating loss carry-forward	-	-	36,121	-	(36,121)
Tax credit carry-forward	612	960	1,225	(348)	(265)
Other (including items <5% of total
ordinary tax assets)	16,044	15,504	13,474	540	2,030
Subtotal	254,630	209,722	238,388	44,908	(28,666)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	96,598	40,086	56,431	56,512	(16,345)
Admitted ordinary deferred tax assets	$158,032	$169,636	$181,957	$(11,604)	$(12,321)

Capital
Investments	$4,925	$3,431	$3,104	$1,494	$327
Real Estate	6,606	5,034	4,951	1,572	83
Other (including items <5% of total
ordinary tax assets)	177	1,187	1,617	(1,010)	(430)
Subtotal	11,708	9,652	9,672	2,056	(20)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	-	-	-
Admitted capital deferred tax assets	11,708	9,652	9,672	2,056	(20)
Admitted deferred tax assets	$169,740	$179,288	$191,629	$(9,548)	$(12,341)

Deferred tax liabilities:
Ordinary
Investments	$3,456	$4,249	$3,700	$(793)	$549
Fixed assets	9,230	9,037	6,566	193	2,471
Policyholder reserves	5,699	6,711	7,745	(1,012)	(1,034)
Unearned commissions	3,969	4,256	3,690	(287)	566
Other (including items <5% of total
ordinary tax liabilities)	768	762	849	6	(87)
Subtotal	$23,122	$25,015	$22,550	$(1,893)	$2,465

38

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2015	2014	2013	from 2014	from 2013
Capital
Investments	$46,283	$69,468	$70,900	$(23,185)	$(1,432)
Real estate	-	-	223	-	(223)
Subtotal	$46,283	$69,468	$71,123	$(23,185)	$(1,655)

Deferred tax liabilities	$69,405	$94,483	$93,673	$(25,078)	$810

Net deferred tax assets	$100,335	$84,805	$97,956	$15,530	$(13,151)

The change in the net admitted deferred tax assets was $15,530, $(13,151) and $(6,818) for the years ended December 31, 2015, 2014 and 2013, respectively. The change in non-admitted deferred tax assets of $56,512, $(16,345) and $(101,917) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2015, 2014 and 2013, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2015	2014	Change
Total gross deferred tax assets	$266,338	$219,374	$46,964
Total deferred tax liabilities	69,405	94,483	(25,078)
Net deferred tax asset	$196,933	$124,891	72,042
Tax effect of change in unrealized losses and pension liability			(25,817)
Change in net deferred income tax			$46,225

	2014	2013	Change
Total gross deferred tax assets	$219,374	$248,060	$(28,686)
Total deferred tax liabilities	94,483	93,673	810
Net deferred tax asset	$124,891	$154,387	(29,496)
Tax effect of change in unrealized gains and pension liability			5,651
Change in net deferred income tax			$(23,845)

	2013	2012	Change
Total gross deferred tax assets	$248,060	$303,983	$(55,923)
Total deferred tax liabilities	93,673	40,861	52,812
Net deferred tax asset	$154,387	$263,122	(108,735)
Tax effect of change in unrealized gains and pension liability			28,811
Change in net deferred income tax			$(80,077)

39

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Net gain from operations before income taxes	$44,891	$116,309	$85,735
Net realized capital gains before income taxes	46,453	33,284	135,158
Term coinsurance agreement and emerging profits	-	(3,856)	(182)
Prior year errors	-	(10,931)	9,740
Change in unauthorized reinsurance	-	-	22
Total pre-tax statutory income	91,344	134,806	230,473
Change in non-admitted assets	(4,900)	(6,163)	23,730
IMR amortization	(6,788)	(6,952)	(7,397)
Affordable Care Act assessment	11,251	8,154	-
Tax-exempt income	(11,213)	(17,443)	(19,182)
Intercompany reinsurance transaction	-	-	(49,097)
Realized gain on dissolution of subsidiary	-	-	(1,539)
Investment in subsidiary held for sale	-	-	(4,576)
Dividend from affiliate	-	-	(18,499)
IMR transferred in coinsurance treaties	61,838	-	-
Non-deductible expense	2,481	2,356	2,469
Other	(923)	(380)	(2,440)
Subtotal	143,090	114,378	153,942
Statutory tax rate	0.35	0.35	0.35
Subtotal	50,082	40,032	53,880
Tax credits	(553)	(504)	(415)
Total statutory income taxes	$49,529	$39,528	$53,465

Federal and foreign income tax incurred/(recovered)	$95,754	$15,683	$(26,612)
Change in deferred income tax	(46,225)	23,845	80,077
Total statutory income taxes	$49,529	$39,528	$53,465

The Company has carryovers to subsequent years as follows:

Year of Origination	Foreign Tax Credit Amount	Year of Expiration
2008	$164	2018
2009	$410	2019
2012	$38	2022

At December 31, 2015, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The amount of federal income which is available for recoupment in the event of future losses is as follows:

Tax Year	Ordinary	Capital	Total
2014	$-	$10,273	$10,273
2015	$61,568	$27,890	$89,458

There were no deposits admitted under IRC Section 6033.

40

NOTE 4 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2015, the Company received $11,722 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value. It was comprised of $4,970 of real estate property and $6,752 of cash. In 2014, the Company received $2,000 as a return of capital from, Griffin, which was accounted for as a reduction in its carrying value.

In 2015 the Company formed Milford Realty, LLC, a limited liability company, and contributed a single real estate property with a fair market value of $4,970.

In 2015, the Company transferred $2,501 in cash into the Ameritas Closed Block to pay for excess dividends paid to closed block policyholders. This transaction was approved by the Department.

In 2015 and 2014, the Company made a capital contribution of $2,500 and $6,000, respectively, to its wholly owned subsidiary, AIC. No additional shares were issued.

In 2014, the Company made a capital contribution of $10,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

Effective December 1, 2013, PRBA, Inc. was dissolved and the net assets of PRBA were distributed to the Company. The Company recognized a realized gain of $1,539 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

During 2013 in order for the Company to surrender its license to sell insurance business in the state of New York, the Company entered into a series of reinsurance transactions to transfer the majority of its New York issued policies to Ameritas-NY as follows:

Effective May 31, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Treaty) whereby the Company transferred its New York issued Universal Life, Single Premium Deferred Annuity, Flexible Annuity, Group Retirement Annuities, and Term policies to Ameritas-NY. The New York State Department of Financial Services (NY-DFS) approved the transaction on April 11, 2013 and the Department approved the transaction on April 12, 2013.

On May 31, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of May 31, 2013 and in June 2013 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

41

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

As of May 31, 2013, the following activity was recorded associated with the Treaty:

Reserves for life policies	$717,558
Interest maintenance reserve	44,929
Less: Loans on insurance contracts	17,140
Less: Due, deferred and advance premiums	4,935
Net obligations transferred	740,412
Initial asset transfer at May 31	(733,683)
Additional cash settlement made during June	$6,729

The initial asset transfer on May 31 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$622,823	$566,804
Mortgage loans	98,000	89,603
Investment income due and accrued	6,873	6,873
Cash	5,987	5,987
Total	$733,683	$669,267

The difference between the book value of the bonds and mortgage loans transferred of $656,407 and the fair value of $720,823 was recorded as a realized gain or loss, which was categorized in either the IMR ($64,544) or the AVR $128 consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Treaty:

Pre-tax impact	$-
Federal income tax impact	28,432
Net realized capital gains (losses) impact	22,591
Net income impact	$51,023

Net impact on surplus	$15,641

In 2013, a tax benefit of $28,432 was recorded associated with the assumption in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The tax benefit included a timing difference of $12,551 associated with the transfer of statutory reserves in excess of tax reserves and tax deferred acquisition costs. The permanent tax benefit difference of $15,881 was associated with the transfer of assets to support liabilities for which the Company had no tax basis. The impact on net realized capital gains (losses) was the result of a timing difference between the recognition of federal income taxes on interest related gains between statutory accounting and federal income tax basis. This difference was offset in surplus through the change in deferred income taxes.

Effective August 30, 2013, the Company and Ameritas-NY entered into three separate coinsurance/modified coinsurance agreements (the Coinsurance Treaties) to reinsure 100% of both the general account risk and separate account risk on the Company’s New York issued variable universal life, variable annuity and group annuity policies with Ameritas-NY. The general account was reinsured on a coinsurance basis and the separate account was reinsured on a modified coinsurance basis. NY-DFS approved these agreements on May 8, 2013 and the Department approved these agreements on July 15 and July 16, 2013.

42

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective August 30, 2013, the Company and Ameritas-NY entered into a coinsurance agreement (the Coinsurance Treaties) to reinsure 100% of the retained portion of the Company’s New York issued participating whole life block of business (Closed Block). A second agreement was also entered into effective August 30, 2013 between Ameritas-NY and the Company to retrocede the New York issued Closed Block policies from Ameritas-NY back to the Company on a coinsurance with funds withheld basis. The retrocession was necessary so that the Closed Block remains intact per the Closed Block Memorandum. NY-DFS approved these agreements on May 29, 2013 and the Department approved these transactions on July 16, 2013.

On August 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. In September 2013, the final valuation of the liabilities transferred was calculated as of August 30 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

As of August 30, 2013, the following activity was recorded associated with the Coinsurance Treaties:

Reserves for life policies	$91,301
Reserves for unpaid claims	422
Incurred, but not reported, claims	56
Dividends payable to policyholders	1,082
Interest maintenance reserve	3,458
Less: Loans on insurance contracts	7,046
Less: Due, deferred and advance premiums	513
Net obligations transferred	88,704
Initial assets transfer at August 30	(88,534)
Additional cash settlement made during September	$170

Coinsurance with funds withheld receivable	$47,016

Modco reserve adjustment	$149,012

The initial asset transfer on August 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$76,201	$72,273
Mortgage loans	10,831	10,210
Investment income due and accrued	848	848
Cash	654	654
Total	$88,534	$83,985

The final asset transfer of $170 was settled in cash. The difference between the book value of the bonds and mortgage loans transferred of $82,483 and the fair value of $87,032 was recorded as a realized gain or loss, which was categorized in either the IMR ($4,515) or the AVR ($34) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Coinsurance Treaties:

Pre-tax impact	$-
Federal income tax impact	484
Net realized capital gains (losses) impact	1,580
Net income impact	$2,064

Net impact on surplus	$429

43

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In 2013, a tax benefit of $484 was recorded associated with the Coinsurance Treaties in the Summary of Operations and Change in Capital and Surplus – Statutory Basis. This tax benefit was a permanent difference associated with the transfer of assets to support liabilities for which the Company had no tax basis.

The Company ceased to maintain its existing license status in the state of New York effective close of business on September 30, 2013. To protect the remaining New York issued business not covered by assumption and other reinsurance transactions, pursuant to the requirement of Section 1105 of the New York Insurance Law and NY-DFS Regulation 109 (11 N.Y.C.R.R. Part 88), the Company will continue to administer and service those policies under a plan approved by the State of New York. The Company established a New York approved custodial account, in a New York domestic bank funded with assets approved by the NY-DFS. The fair market value of assets held in trust will at all times be at least 117% of the outstanding general account liabilities for the remaining New York issued policies, reduced by policy loans, without regard to the effect of any reinsurance of any remaining New York issued policies. The amounts held in custody will continue to be reported in the general account assets and policy obligations associated with the remaining New York issued policies will continue to be reported as general account liabilities by the Company. On September 30, 2013, approximately $133,000 of assets were placed in the separate custodian account on behalf of the Company’s remaining New York policyholders. At December 31, 2015 and 2014, assets at fair value of $123,794 and $125,843 were held in custody to support these obligations.

Effective November 30, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Phoenix Home Life assumption) whereby the Company transferred its disability income business reinsured from Phoenix Mutual Home Life Insurance Company to Ameritas-NY.

On November 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of November 30 and in December 2013 it was determined that an additional cash settlement was required for the obligations assumed.

Reserves for accident and health policies	$30,504
Interest maintenance reserve	1,560
Less: Due, deferred and advance premiums	17
Net obligations transferred	32,047
Initial asset transfer at November 30	(34,087)
Additional cash settlement made during December	$(2,040)

The initial asset transfer on November 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$28,203	$26,141
Mortgage loans	5,559	5,197
Investment income due and accrued	325	325
Total	$34,087	$31,663

The final asset transfer of $2,040 was settled in cash. The difference between the book value of bonds and mortgage loans transferred of $31,338 and the fair value of $33,762 was recorded as a realized gain or loss, which was categorized in either the IMR ($2,410) or the AVR ($14) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Phoenix Home Life assumption transaction:

Pre-tax impact	$-
Federal income tax impact	2,117
Net realized capital gains (losses) impact	844
Net income impact	$2,961

Net impact on surplus	$(249)

44

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $61,355, less estimated selling cost of ($562), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $27,701 with a federal income tax benefit of $17,359. The net after tax impact of this sale transaction of $45,060 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. An in-kind dividend distribution of residential mortgage loans with a fair value of $13,382 and real estate with a fair value of $1,286 was received from AFSB immediately prior to the sale. Of these amounts, the distribution amount of $2,169 was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Calvert Variable Products, Inc. (CVP), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,562,576 and $1,723,504 as of December 31, 2015 and 2014, respectively.

Calvert provides investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $22,851, $23,644 and $22,692 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2015 and 2014,which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2015	2014
Ameritas Holding Company	$(2,853)	$(3,829)
Ameritas Life Insurance Corp. of New York	1,527	544
Ameritas Investment Corp.	644	489
Ameritas Investment Partners, Inc.	280	362
Calvert Investments, Inc.	364	409
Griffin Realty, LLC	9	9
Total	$(29)	$(2,016)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $14,054, $14,877 and $22,702 for the years ended December 31, 2015, 2014 and 2013, respectively.

In addition, the Company receives investment advisory services from AIP. Costs related to this agreement totaled $11,969, $11,370 and $11,003 of which $11,794, $11,153 and $10,795 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $665, $540 and $1,269 for the years ended December 31, 2015, 2014 and 2013, respectively.

45

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2014 on May 26, 2015, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation
Ameritas Investment Corp.	$17,833	$-	$17,833	5/26/2015	Sub-2	YES	$17,833
Calvert Investments, Inc.	57,061	-	57,061	5/26/2015	Sub-2	YES	57,061
Aggregate total	$74,894	$-	$74,894	xxx	xxx	xxx	$74,894

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2013 on May 27, 2014, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation
Ameritas Investment Corp.	$15,798	$-	$15,798	5/27/2014	Sub-2	YES	$15,798
Acacia Life Insurance
Company (preferred stock)	2,500	-	2,500	5/27/2014	Sub-2	YES	2,500
Calvert Investments, Inc.	48,955	-	48,955	5/27/2014	Sub-2	YES	48,762
Aggregate total	$67,253	$-	$67,253	xxx	xxx	xxx	$67,060

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2015 and 2014.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method. Effective September 22, 2014, the Company established a Rabbi Trust to protect the interests of certain deferred compensation participants. Assets of $20,724 were transferred to U.S. Bank, N.A., the trustee of the Rabbi Trust, on behalf of these participants.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2015	2014	2013
Benefit obligation at beginning of year	$49,970	$45,570	$47,822
Service cost	339	269	304
Interest cost	1,882	1,992	1,833
Actuarial (gain) loss	(1,135)	5,860	(1,679)
Benefits paid	(3,689)	(3,721)	(3,755)
Transfer	-	-	1,045
Benefit obligation at end of year	$47,367	$49,970	$45,570

46

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2015	2014	2013
Underfunded
Liabilities recognized
Accrued benefit costs	$30,857	$31,040	$31,433
Liability for pension benefits	16,510	18,930	14,137
Total net periodic benefit cost	$47,367	$49,970	$45,570
Unrecognized liabilities	$16,510	$18,930	$14,137

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Service cost	$339	$269	$304
Interest cost	1,882	1,992	1,833
Amount of recognized losses	1,593	1,065	1,568
Amount of prior service cost recognized	2	2	2
Total net periodic benefit cost	$3,816	$3,328	$3,707

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2015	2014	2013
Items not yet recognized as a component of net
periodic cost - prior year	$18,930	$14,137	$16,993
Net prior service credit recognized	(2)	(2)	(2)
Net (gain) loss arising during the period	(1,135)	5,860	(1,286)
Net loss recognized	(1,283)	(1,065)	(1,568)
Items not yet recognized as a component of net
periodic cost - current year	$16,510	$18,930	$14,137

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Net prior service cost	$1	$2	$2
Net recognized losses	1,299	1,442	1,111

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Net prior service cost	$1	$2	$5
Net unrecognized losses	16,509	18,928	14,132

47

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

		Pension Benefits
	2015	2014	2013
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.89%	4.54%	3.76%
Rate of compensation increase	4.42%	4.41%	4.39%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	4.27%	3.89%	4.54%
Rate of compensation increase	4.43%	4.42%	4.41%

Future expected pension benefit payments are as follows:

Year	Amount
2016	$3,562
2017	$3,567
2018	$3,483
2019	$3,440
2020	$4,327
2021-2025	$18,569

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31, 2015	December 31, 2014

Accumulated benefit obligation	$46,414	$48,658

Projected benefit obligation (PBO)	$47,367	$49,970
Unfunded status (PBO - Plan assets)	$47,367	$49,970

Unrecognized items:
Prior service cost, net of tax	$-	$2
Unrecognized losses, net of tax	10,731	12,303
Total unrecognized items, net of tax	$10,731	$12,305

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2015, 2014 and 2013 totaling $19,817, $19,811 and $19,726, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2015, 2014 and 2013.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $10,174, $9,703 and $9,280 in 2015, 2014 and 2013, respectively.

48

NOTE 6 - EMPLOYEE BENEFITS, (continued)

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. The Company made no payments in 2015 and 2014. In 2013, the Company paid $1,300 to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $150,903 in dividends in 2016, without prior approval. The Company paid ordinary dividends of $20,000 to AHC, its parent, in 2015, 2014 and 2013.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2015	2014	2013
Unrealized capital gains, net of taxes	$9,652	$78,762	$68,441
Non-admitted asset values	(172,906)	(111,495)	(121,678)
Asset valuation reserve	(153,917)	(150,223)	(132,382)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes. The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2015, 2014 and 2013 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,906 and $49,897 at December 31, 2015 and 2014, respectively, (face value of $50,000 less unamortized discount of $94 and $103 in 2015 and 2014, respectively) was recorded in capital and surplus.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2015 and 2014, respectively, the Company had outstanding agreements to fund mortgages totaling $68,090 and $59,861. In addition at December 31, 2015 and 2014, respectively, the Company has committed to invest $155,278 and $79,171 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

The Company had $0 and $15,000 unsecured line of credit available at December 31, 2015 and 2014, respectively. No balance was outstanding at any time during 2015 and 2014. The Company has terminated the line of credit effective as of December 1, 2015.

49

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Affordable Care Act (ACA) Assessments

The Company is subject to an annual fee under section 9010 of the Federal Affordable Care Act (ACA). This annual fee is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2016. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2016 to be $10,300. This amount is reflected in special surplus – Affordable Care Act fee assessment on the Balance Sheets – Statutory Basis. This assessment is expected to impact the Company’s Risk Based Capital (RBC) calculation by an increase of $6.

Reporting the ACA assessment as of December 31, 2015 and 2014 would not have triggered a RBC action level.

	2015	2014
ACA fee assessment payable for the upcoming year	$10,300	$10,900
ACA fee assessment paid	11,251	8,154
Premium written subject to ACA 9010 assessment	609,089	623,805
Total Adjusted Capital before surplus adjustment	1,689,570	xxx
Total Adjusted Capital after surplus adjustment	1,679,270	xxx
Authorized Control Level	133,774	xxx

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2015, 2014 and 2013 the charge to operations related to these assessments did not have a material impact. The estimated liability of $2,695 and $2,926 at December 31, 2015 and 2014, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2015 and 2014, the Company had a receivable of $2,235 and $2,156, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis.

Effective March 11, 2015, the Company, along with five other Nebraska domiciled accident and health licensed insurance companies, entered into a limited guaranty agreement with a line of credit made available to the Nebraska Life and Health Insurance Guaranty Association, a nonprofit unincorporated legal entity created by the Nebraska Life and Health Insurance Guaranty Association Act. The Company irrevocably and unconditionally guarantees a maximum individual liability under this agreement that is limited to 2% of the guaranteed obligations. The guaranteed obligations are unknown at December 31, 2015, hence the Company had no outstanding balance related to this guaranty nor was an amount estimable to record as a potential liability at this date.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2015 and 2014.

Uncollectibility of Assets

The Company had admitted assets of $10,114 and $8,599 at December 31, 2015 and 2014, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

50

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2015	2014	2013
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$2,201	$1,830	$2,016
Net gain from operations	$2,201	$1,830	$2,016

Total claim payment volume	$158,522	$136,424	$133,418

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2015	2014	2013
Gross reimbursement for medical cost incurred	$20,791	$19,644	$19,270
Other income or expenses (including interest paid
to or received from plans)	10	11	12
Gross expenses incurred (claims and administrative)	19,309	18,569	18,315
Net gain from operations	$1,492	$1,086	$967

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,922, $3,720 and $4,666 in 2015, 2014 and 2013, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $494 for the years ended December 31, 2015, 2014 and 2013.

The Company has subleased a portion of this office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis of $518, $504, and $491 in 2015, 2014 and 2013, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2015:

Year	Amount
2016	$3,954
2017	3,395
2018	2,879
2019	2,483
2020 and thereafter	3,255
Total	$15,966

51

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $102,502, $117,110 and $91,145 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $283,885, $301,521 and $269,276 for the years ended December 31, 2015, 2014 and 2013, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Bonds and cash with a book/adjusted carrying value of $125,848 and $125,578 at December 31, 2015 and 2014, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company was required by the NY-DFS to place bonds with a book/adjusted carrying value of $110,938 and $113,206 and cash of $6,934 and $4,177 at December 31, 2015 and 2014, respectively, into a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2015 and through March 22, 2016, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2015	2014	2013
Assumed	$1,323,252	$69,217	$125,187
Ceded	(186,730)	(185,672)	(451,971)
Reinsurance premiums, net	1,136,522	(116,455)	(326,784)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

52

NOTE 14 – REINSURANCE, (continued)

The following is a summary of affiliated transactions through reinsurance operations (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties for 2013 transaction detail):

	Years Ended December 31
	2015	2014	2013
Premium income:
Assumed	$3,495	$3,482	$53,410
Ceded	(2,707)	(271)	(258,736)
Reserves for life, accident and health policies:
Assumed	50,288	49,639	50,495
Ceded	90,944	92,039	131,637

The Company entered into two coinsurance transactions of participating life blocks with a third party effective on December 1, 2015. Under the terms of the coinsurance agreements, assets of $1,356,629 and liabilities of $1,405,962 were transferred to the Company, resulting in a commission and expense allowance of $49,333.

At December 1, 2015, the following activity associated with the coinsurance agreements was recorded in the Balance Sheets – Statutory Basis:

Bonds	$1,044,000
Short-term investments	114,159
Loans on insurance contracts	165,295
Investment income due and accrued	17,317
Deferred and uncollected premiums	6,714
Other reinsurance receivables	9,144
Assets transferred	$1,356,629

Reserves for life policies	$(1,212,754)
Deposit-type funds	(90,179)
Reserves for unpaid claims	(17,358)
Dividends payable to policyholders	(19,233)
Interest maintenance reserve	(61,838)
Other reinsurance payables	(4,600)
Liabilities transferred	(1,405,962)

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the coinsurance transactions at December 1, 2015:

Pre-tax impact	$(49,333)
Federal income tax impact	(46,763)
Net income impact	$(96,096)

Net impact on surplus	$(84,037)

A tax expense of $46,763 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, which included the tax proxy deferred acquisitions costs and the transfer of the excess of statutory over tax reserves. A permanent tax difference of $21,643 was associated with the transfer of assets to support liabilities for which the Company had no tax basis.

53

NOTE 14 – REINSURANCE, (continued)

As of December 31, 2015, invested assets of $1,220,012 were held in trust to support the obligations reinsured under the coinsurance agreements. The amounts held in trust are to be used solely to fund obligations incurred under the coinsurance agreements and represent 6.7% of the Company’s admitted assets at December 31, 2015.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2015	2014	2013
Total reserve for unpaid claims at January 1	$251,502	$234,182	$245,524
Less reinsurance assumed	(18,353)	(21,123)	(55,385)
Plus reinsurance ceded	111,132	106,966	110,293
Direct balance	344,281	320,025	300,432

Incurred related to:
Current year	499,755	514,844	489,102
Prior year	(5,119)	(3,346)	(3,383)
Total incurred	494,636	511,498	485,719

Paid related to:
Current year	400,780	422,064	405,041
Prior year	69,755	65,178	61,085
Total paid	470,535	487,242	466,126

Direct balance	368,382	344,281	320,025
Plus reinsurance assumed	17,945	18,353	21,123
Less reinsurance ceded	(122,523)	(111,132)	(106,966)
Total reserve for unpaid claims at December 31	$263,804	$251,502	$234,182

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $5,119, $3,346 and $3,383 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company paid assumed reinsurance claims of $60,772, $61,597 and $70,194 and incurred assumed reinsurance claims of $60,364, $58,827 and $35,932 for the years ended December 31, 2015, 2014 and 2013, respectively. The reinsurance assumed reserves were reduced in 2013 for $30,057 which was transferred to Ameritas NY for the Phoenix Home Life assumption (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties).

The Company paid ceded reinsurance claims of $14,794, $15,095 and $14,587, and incurred ceded reinsurance claims of $26,185, $19,261 and $11,260 for the years ended December 31, 2015, 2014 and 2013, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

54

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2015 and 2014, respectively, the Company had $4,683,546 and $4,682,645 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,668 and $21,181 at December 31, 2015 and 2014, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2015
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,053,312	$-	$-	$1,053,312	10.9%
At book value less current
surrender charge of 5% or more	536,103	-	-	536,103	5.5%
At fair value	-	-	5,441,418	5,441,418	56.2%
Total with market value adjustment
or at fair value	1,589,415	-	5,441,418	7,030,833	72.7%
At book value without adjustment
(minimal or no charge or adjustment)	1,957,847	-	-	1,957,847	20.2%
Not subject to discretionary withdrawal	685,562	-	-	685,562	7.1%
Total gross	4,232,824	-	5,441,418	9,674,242	100.0%
Reinsurance ceded	39,448	-	-	39,448
Total annuity reserves and
deposit-type funds	$4,193,376	$-	$5,441,418	$9,634,794

	2014
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$977,780	$-	$-	$977,780	10.1%
At book value less current surrender
charge of 5% or more	429,516	-	-	429,516	4.4%
At fair value	-	-	5,772,725	5,772,725	59.5%
Total with market value adjustment
or at fair value	1,407,296	-	5,772,725	7,180,021	74.0%
At book value without adjustment
(minimal or no charge or adjustment)	1,877,027	-	-	1,877,027	19.3%
Not subject to discretionary withdrawal	645,735	-	-	645,735	6.7%
Total gross	3,930,058	-	5,772,725	9,702,783	100.0%
Reinsurance ceded	40,675	-	-	40,675
Total annuity reserves and
deposit-type funds	$3,889,383	$-	$5,772,725	$9,662,108

55

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2015	2014
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,314,057	$3,194,117
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,341	22,904
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	857,978	672,362
	4,193,376	3,889,383
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	5,441,418	5,772,725
Total	$9,634,794	$9,662,108

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2015		2014
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,597	$3,758	$5,509	$3,573
Ordinary renewal	35,683	46,217	12,228	23,452
Group life	1	1	1	1
Total	$41,281	$49,976	$17,738	$27,026

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2015, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2015 and 2014 the Company’s Separate Account Statements included legally insulated assets of $6,278,575 and $6,679,996, respectively.

The Company does not engage in securities lending transactions within the separate account.

56

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2015	2014	2013
For the year ended December 31:
Premiums, considerations or deposits	$692,103	$738,843	$741,472
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$6,213,349	$6,607,665

Reserves subject to discretionary withdrawal:
At fair value	$6,213,349	$6,607,665
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$6,213,349	$6,607,665

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2015	2014	2013
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$692,103	$738,843	$741,472
Transfers from the separate accounts	(970,005)	(980,606)	(996,806)
Net transfers from the separate accounts	(277,902)	(241,763)	(255,334)
Reconciling adjustments:
Other	-	(8)	(52)
Net transfers from separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(277,902)	$(241,771)	$(255,386)

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2015	2014	2013
Statutory net income (loss) as reported	$(9,498)	$129,843	$191,575
Insurance reserves	77,293	(17,091)	76,515
Deferred policy acquisition costs and intangible assets	16,010	1,341	(18,492)
Deferred income taxes and other tax reclassifications	45,401	(27,771)	(64,892)
Gains and losses on investments	(1,700)	(3,125)	483
Income related to investments	(26,120)	6,948	(81,650)
Earnings of subsidiaries	3,575	4,862	(9,216)
Modco reserve adjustment	-	-	(12,272)
CARVM/CRVM reinsurance adjustment	-	-	5,746
Other	(1,142)	1,715	4,094
GAAP net income	$103,819	$96,722	$91,891

57

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY, (continued)

	2015	2014	2013
Statutory surplus as reported	$1,511,527	$1,623,458	$1,552,691
Insurance reserves	106,585	(182,403)	(125,875)
Deferred policy acquisition costs and intangible assets	642,005	680,774	634,501
Deferred income taxes	(268,890)	(337,566)	(299,420)
Valuation of investments	(59,670)	391,158	284,495
Statutory investment reserves	243,591	179,759	164,803
Goodwill	13,383	13,383	13,383
Subsidiary equity	164,900	154,895	138,248
Statutory non-admitted assets	172,906	111,495	121,678
Surplus notes	(49,624)	(49,590)	(49,556)
Other	(2,827)	1,921	(5,066)
GAAP equity	$2,473,886	$2,587,284	$2,429,882

58

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)	Financial Statements

The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Variable Separate Account VA-2:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2015.
Statements of Operations for the period ended December 31, 2015.
Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014.
Notes to Financial Statements for the periods ended December 31, 2015 and 2014.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2015 and 2014.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2015.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2015.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2015, 2014, and 2013.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24. Financial Statements and Exhibits (continued)

b)	Exhibits

Exhibit Number	Description of Exhibit

(1)	(a)		Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.
(1)	(b)		Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.
(2)			Custody Agreements. Not Applicable
(3)	(a)		Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.3(a).
(3)	(b)		Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)	(a)	(1)	Form of Variable Annuity Contract, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.1.
(4)	(a)	(2)	Form of Variable Annuity Contract, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.A.2.
(4)	(b)	(1)	Enhanced Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.B.
(4)	(b)	(2)

Enhanced Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.B.

(4)	(c)	(1)	Minimum Premium Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.C.
(4)	(c)	(2)	Minimum Premium Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.C.
(4)	(d)	(1)	No Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.D.
(4)	(d)	(2)

No Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.D.

(4)	(e)	(1)	Four-Year Surrender Charge Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.E.
(4)	(e)	(2)

Four-Year Surrender Charge Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.E.

(4)	(f)	(1)	Return of Premium Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.F.
(4)	(f)	(2)

Return of Premium Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.F.

(4)	(g)	(1)	Step-Up Death Benefit Rider, Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-4.G.
(4)	(g)	(2)

Step-Up Death Benefit Rider, Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.G.

(4)	(h)	(1)	GLWB Rider (Waypoint Income Rider), Interstate Compact. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.1.
(4)	(h)	(2)	GLWB Rider (Waypoint Income Rider), Nebraska. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 for File No. 333-206889, filed November 25, 2015, EX-4.H.2.
(5)	(a)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-206889, filed September 11, 2015, EX-5.A.
(6)	(a)		Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX-99.A.
(6)	(b)		Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(7)			Reinsurance Agreements. Not applicable.
(8)	(a)		Participation Agreements.
		(1)	AB Variable Products Series Fund, Inc. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.1.
		(2)	AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1
		(3)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H.2.
(4)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.

		(5)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).
		(6)	Columbia Funds Variable Insurance Trust. Exhibit 8(a)(6), filed herein.
		(7)	Columbia Funds Variable Insurance Trust I. Exhibit 8(a)(7), filed herein.
		(8)	Columbia Funds Variable Series Trust II. Exhibit 8(a)(8), filed herein.

(9)	Deutsche Variable Series II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
(10)	Dreyfus. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H(1).
(11)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
(12)	Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008 EX.99.H.3.
		(13)	Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151914, filed November 12, 2008, EX.99.H.4.
		(14)	Janus Aspen Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amndment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.12.
		(15)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
		(16)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(K).
		(17)	MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amndment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.15.
		(18)	Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.
		(19)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
		(20)	Putnam Variable Trust. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Pre-Effective Amndment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.18.
		(21)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
		(22)	Universal Institutional Funds. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
		(23)	VanEck. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 initial Registration Statement to Registration No. 333-91670, filed July 1, 2002, EX.99.8.
(8)	(b)		Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(8)	(c)		Service Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX. 99.I(1).
(9)			Opinion and Consent of Counsel. Exhibit 9, filed herein.
(10)			Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)			Omitted Financial Statements. Not applicable.
(12)			Initial Capital Agreements. Not applicable.
(13)			Powers of Attorney. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Delaying Amendment Pre-Effective Amendment No. 1 for File No. 333-206889, filed October 16, 2015, EX.13.

Item 25. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
Michael S. Cambron	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Patricia M. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Robert M. Willis	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
James J. Barone	Senior Vice President, Group Business Development and MGA Distribution
Robert C. Barth	Senior Vice President & Chief Financial Officer
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Bret L. Benham	Senior Vice President, Retirement Plans
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Randee G. Manley	Senior Vice President and Chief Human Resources Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Risk and Planning Officer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Milford Realty, LLC (DE)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Security American Financial Enterprises, LLC (MN)	insurance holding company
Security Life Insurance Company of America (MN)	life insurance company
Security Health Insurance Company of America, New York, Inc. (NY)	accident/health insurance company
Custom Insurance Solutions, LLC (MN)	insurance agency

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27. Number of Contract Owners

As of March 31, 2016, there were 16,011 qualified contracts and 5,871 non-qualified contracts in the Separate Account.

Item 28. Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a)	Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Timmy L. Stonehocker*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
William W. Lester*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c)	Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$10,603,824	$0	$27,369	$1,039,587

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32. Undertakings

Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account VA-2, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 29th day of April, 2016.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2016.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
Michael S. Cambron *	Director
J. Sidney Dinsdale *	Director
James R. Krieger *	Director
Patricia A. McGuire	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert M. Willis	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker *	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of October 1, 2015.

Exhibit Index

Exhibit

8(a)(6)	Columbia Variable Insurance Trust
8(a)(7)	Columbia Variable Insurance Trust I
8(a)(8)	Columbia Variable Series Trust II
9	Opinion and Consent of Counsel
10	Consents of Independent Auditors and Independent Registered Public Accounting Firm.